UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09729

iShares Trust

(Exact name of Registrant as specified in charter)

c/o: State Street Bank and Trust Company 200 Clarendon Street, Boston, MA	02116
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company

1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 670-2000

Date of fiscal year end: August 31, 2014

Date of reporting period: May 31, 2014

Item 1.	Schedules of Investments.

Schedule of Investments (Unaudited)

iSHARES® CURRENCY HEDGED MSCI GERMANY ETF

May 31, 2014

Security	Shares	Value

INVESTMENT COMPANIES — 100.05%

INTERNATIONAL EQUITY — 100.05%
iShares MSCI Germany ETF[a]	1,575,373	$50,632,488

		50,632,488

TOTAL INVESTMENT COMPANIES
(Cost: $50,468,292)		50,632,488

SHORT-TERM INVESTMENTS — 0.05%

MONEY MARKET FUNDS — 0.05%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[a,b]	27,762	27,762

		27,762

TOTAL SHORT-TERM INVESTMENTS
(Cost: $27,762)		27,762

TOTAL INVESTMENTS IN SECURITIES — 100.10%
(Cost: $50,496,054)		50,660,250
Other Assets, Less Liabilities — (0.10)%		(50,909)

NET ASSETS — 100.00%		$50,609,341

[a]	Affiliated issuer. See Note 2.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.

Forward currency contracts as of May 31, 2014 were as follows:

	Currency to be Delivered		Currency to be Received	Settlement Date	Counter- party	Unrealized Appreciation (Depreciation)
EUR	34,178,000	USD	46,600,131	06/04/2014	CITI	$10,482
EUR	1,775,000	USD	2,452,399	06/04/2014	DB	32,812
EUR	1,054,000	USD	1,438,136	07/03/2014	DB	1,460
USD	48,960,472	EUR	35,953,000	06/04/2014	DB	48,763

						93,517
EUR	35,953,000	USD	48,957,991	07/03/2014	DB	$(48,463)

						(48,463)

			Net Unrealized Appreciation			$45,054

Counterparties:

CITI  —  Citigroup Inc.

DB  —  Deutsche Bank AG

Currency abbreviations:

EUR	— Euro

See accompanying notes to schedules of investments.

1

Schedule of Investments (Unaudited)

iSHARES® CURRENCY HEDGED MSCI JAPAN ETF

May 31, 2014

Security	Shares	Value

INVESTMENT COMPANIES — 99.70%

UNITED STATES — 99.70%
iShares MSCI Japan ETF[a]	723,660	$8,379,983

		8,379,983

TOTAL INVESTMENT COMPANIES
(Cost: $8,302,573)		8,379,983

SHORT-TERM INVESTMENTS — 0.05%

MONEY MARKET FUNDS — 0.05%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[a,b]	4,087	4,087

		4,087

TOTAL SHORT-TERM INVESTMENTS
(Cost: $4,087)		4,087

TOTAL INVESTMENTS IN SECURITIES — 99.75%
(Cost: $8,306,660)		8,384,070
Other Assets, Less Liabilities — 0.25%		21,366

NET ASSETS — 100.00%		$8,405,436

[a]	Affiliated issuer. See Note 2.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.

Forward currency contracts as of May 31, 2014 were as follows:

	Currency to be Delivered		Currency to be Received	Settlement Date	Counter- party	Unrealized Appreciation (Depreciation)
JPY	841,490,000	USD	8,290,117	7/3/2014	DB	$22,456
USD	34,744	JPY	3,553,000	6/4/2014	DB	158

						22,614
JPY	829,969,000	USD	8,097,252	6/4/2014	DB	(55,736)
USD	8,140,510	JPY	826,416,000	6/4/2014	DB	(22,424)

						(78,160)

			Net Unrealized Depreciation			$(55,546)

Counterparties:

DB  —  Deutsche Bank AG

Currency abbreviations:

JPY	— Japanese Yen

See accompanying notes to schedules of investments.

2

Schedule of Investments (Unaudited)

iSHARES® MSCI ALL PERU CAPPED ETF

May 31, 2014

Security	Shares	Value

COMMON STOCKS — 97.97%

COMMERCIAL BANKS — 29.52%
BBVA Banco Continental SA	2,988,009	$6,078,588
Credicorp Ltd.	318,299	49,734,219
Intergroup Financial Services Corp.	295,184	9,735,168

		65,547,975
CONSTRUCTION & ENGINEERING — 4.23%
Grana y Montero SAA	2,776,379	9,379,998

		9,379,998
CONSTRUCTION MATERIALS — 5.97%
Cementos Pacasmayo SAA	3,054,096	5,407,433
Union Andina de Cementos SAA	6,442,424	7,844,975

		13,252,408
ELECTRIC UTILITIES — 4.18%
Empresa de Distribucion Electrica de Lima Norte SA	2,174,340	3,771,213
Luz del Sur SAA	1,696,764	5,517,932

		9,289,145
FOOD PRODUCTS — 5.35%
Alicorp SA	3,221,070	9,893,078
Casa Grande SAA	855,509	1,978,413

		11,871,491
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 2.69%
Edegel SA	6,244,441	5,979,320

		5,979,320
METALS & MINING — 41.39%
Cia de Minas Buenaventura SA SP ADR	1,258,166	13,449,795
Compania Minera Atacocha SA Class Ba	38,360,207	3,021,689
Compania Minera Milpo SA	7,059,456	6,683,207
Corporacion Aceros Arequipa SA	9,883,313	2,785,541
Hochschild Mining PLC[a]	2,206,626	5,487,158
Minsur SA	10,861,697	6,789,787
Rio Alto Mining Ltd.[a]	2,374,706	4,084,494
Sociedad Minera Cerro Verde SAa	237,618	5,227,596
Southern Copper Corp.	1,190,235	35,373,784
Volcan Compania Minera SAA Class B	23,285,069	9,002,719

		91,905,770
OIL, GAS & CONSUMABLE FUELS — 1.49%
Maple Energy PLC[a]	4,424,870	707,979
Refineria la Pampilla SA	22,642,269	2,609,895

		3,317,874

Security	Shares	Value

TRADING COMPANIES & DISTRIBUTORS — 3.15%
Ferreycorp SAA	10,364,141	$7,003,051

		7,003,051

TOTAL COMMON STOCKS (Cost: $338,149,471)		217,547,032

SHORT-TERM INVESTMENTS — 0.76%

MONEY MARKET FUNDS — 0.76%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[b,c]	1,690,632	1,690,632

		1,690,632

TOTAL SHORT-TERM INVESTMENTS (Cost: $1,690,632)		1,690,632

TOTAL INVESTMENTS IN SECURITIES — 98.73% (Cost: $339,840,103)		219,237,664
Other Assets, Less Liabilities — 1.27%		2,809,764

NET ASSETS — 100.00%		$222,047,428

SP ADR  —   Sponsored American Depositary Receipts

[a]	Non-income earning security.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

3

Schedule of Investments (Unaudited)

iSHARES® MSCI AUSTRALIA SMALL-CAP ETF

May 31, 2014

Security	Shares	Value

COMMON STOCKS — 99.47%

AIRLINES — 0.30%
Virgin Australia Holdings Ltd.[a]	16,720	$6,380

		6,380
AUTO COMPONENTS — 0.53%
ARB Corp. Ltd.	972	11,426

		11,426
BIOTECHNOLOGY — 1.20%
Mesoblast Ltd.[a,b]	2,532	11,406
Sirtex Medical Ltd.	888	14,215

		25,621
BUILDING PRODUCTS — 0.62%
GWA Group Ltd.	3,662	8,862
Hills Ltd.	3,008	4,395

		13,257
CAPITAL MARKETS — 4.66%
BT Investment Management Ltd.	1,086	6,630
IOOF Holdings Ltd.	3,126	24,701
Magellan Financial Group Ltd.	1,606	18,534
Perpetual Ltd.	702	30,747
Platinum Asset Management Ltd.	3,220	19,090

		99,702
CHEMICALS — 1.95%
DuluxGroup Ltd.	6,038	30,964
Nufarm Ltd.	2,718	10,852

		41,816
COMMERCIAL SERVICES & SUPPLIES — 6.40%
Cabcharge Australia Ltd.	1,816	6,845
Credit Corp. Group Ltd.	668	5,682
Downer EDI Ltd.	6,886	34,159
Mineral Resources Ltd.	2,356	22,388
Programmed Maintenance Services Ltd.	1,810	4,902
Recall Holdings Ltd.[a]	4,954	21,947
Tox Free Solutions Ltd.	2,150	7,204
Transfield Services Ltd.[a]	7,256	7,800
Transpacific Industries Group Ltd.[a]	25,000	26,059

		136,986
CONSTRUCTION & ENGINEERING — 3.38%
Ausdrill Ltd.	3,962	3,595
Cardno Ltd.	2,290	13,747
Decmil Group Ltd.	1,970	3,273
Forge Group Ltd.[c]	1,340	—
MACA Ltd.	2,382	4,401
Monadelphous Group Ltd.	1,316	21,728

Security	Shares	Value

NRW Holdings Ltd.	4,522	$4,166
RCR Tomlinson Ltd.	2,014	5,342
UGL Ltd.	2,638	16,106

		72,358
CONSTRUCTION MATERIALS — 2.23%
Adelaide Brighton Ltd.	7,082	22,212
CSR Ltd.	8,018	25,596

		47,808
CONSUMER FINANCE — 0.54%
FlexiGroup Ltd.	3,600	11,492

		11,492
CONTAINERS & PACKAGING — 1.56%
Orora Ltd.	19,114	24,728
Pact Group Holdings Ltd.[a]	2,772	8,694

		33,422
DISTRIBUTORS — 0.86%
Breville Group Ltd.	1,422	10,786
Pacific Brands Ltd.	14,482	7,615

		18,401
DIVERSIFIED CONSUMER SERVICES — 3.58%
G8 Education Ltd.	3,826	16,131
Invocare Ltd.	1,656	16,075
Navitas Ltd.	3,560	25,545
Slater & Gordon Ltd.	2,736	12,732
Vocation Ltd.[a]	2,210	6,171

		76,654
DIVERSIFIED FINANCIAL SERVICES — 3.21%
Bentham IMF Ltd.	2,299	4,247
Challenger Ltd.	8,408	55,560
OzForex Group Ltd.[a]	3,602	8,917

		68,724
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.90%
Amcom Telecommunications Ltd.	3,422	6,943
iiNET Ltd.	2,164	14,944
M2 Group Ltd.[b]	2,396	13,536
NEXTDC Ltd.[a]	2,850	5,172

		40,595
ELECTRIC UTILITIES — 1.84%
ERM Power Ltd.	1,880	3,272
Spark Infrastructure Group	21,602	36,189

		39,461
FOOD PRODUCTS — 2.57%
Australian Agricultural Co. Ltd.[a]	5,902	6,839
Goodman Fielder Ltd.	27,866	17,636
GrainCorp Ltd. Class A	2,900	23,778

4

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI AUSTRALIA SMALL-CAP ETF

May 31, 2014

Security	Shares	Value

Tassal Group Ltd.	1,826	$6,662

		54,915
GAS UTILITIES — 0.84%
Envestra Ltd.	14,228	18,075

		18,075
HEALTH CARE EQUIPMENT & SUPPLIES — 2.02%
Ansell Ltd.	2,418	43,321

		43,321
HEALTH CARE PROVIDERS & SERVICES — 2.77%
Greencross Ltd.	712	6,229
Primary Health Care Ltd.	7,596	31,601
Sigma Pharmaceuticals Ltd.	17,750	11,729
Virtus Health Ltd.	1,262	9,702

		59,261
HOTELS, RESTAURANTS & LEISURE — 5.62%
Ainsworth Game Technology Ltd.	1,746	6,402
Ardent Leisure Group	6,430	16,158
Aristocrat Leisure Ltd.	6,990	34,545
Corporate Travel Management Ltd.	708	4,026
Domino’s Pizza Enterprises Ltd.	1,022	20,022
Echo Entertainment Group Ltd.	12,416	32,818
Retail Food Group Ltd.	1,590	6,260

		120,231
HOUSEHOLD DURABLES — 0.26%
G.U.D Holdings Ltd.[b]	1,118	5,525

		5,525
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.13%
Energy World Corp. Ltd.[a]	10,414	2,714

		2,714
INSURANCE — 0.96%
Cover-More Group Ltd.[a]	4,512	9,868
Steadfast Group Ltd.	7,546	10,675

		20,543
INTERNET & CATALOG RETAIL — 0.21%
Wotif.com Holdings Ltd.	1,974	4,575

		4,575
INTERNET SOFTWARE & SERVICES — 1.80%
carsales.com Ltd.	3,386	34,696
iProperty Group Ltd.[a]	1,436	3,863

		38,559
IT SERVICES — 1.08%
Iress Ltd.	2,138	16,874

Security	Shares	Value

SMS Management & Technology Ltd.	988	$3,080
UXC Ltd.	4,576	3,237

		23,191
MACHINERY — 0.42%
Bradken Ltd.	2,684	8,918

		8,918
MARINE — 0.52%
Mermaid Marine Australia Ltd.	5,788	11,151

		11,151
MEDIA — 4.87%
APN News & Media Ltd.[a]	11,414	8,180
Fairfax Media Ltd.	31,658	30,053
Nine Entertainment Co. Holdings Ltd.[a]	7,416	15,254
Seven West Media Ltd.	11,010	19,059
Southern Cross Media Group Ltd.	8,392	8,552
STW Communications Group Ltd.	5,458	6,883
Ten Network Holdings Ltd.[a]	25,046	6,527
Village Roadshow Ltd.	1,258	9,648

		104,156
METALS & MINING — 13.30%
Aquarius Platinum Ltd.[a]	23,294	9,864
Aquila Resources Ltd.[a]	2,934	9,475
Arrium Ltd.	21,562	18,161
Atlas Iron Ltd.	13,056	8,324
BC Iron Ltd.	1,676	5,491
Beadell Resources Ltd.[a]	11,864	7,288
BlueScope Steel Ltd.[a]	8,844	48,070
Cudeco Ltd.[a,b]	2,326	3,875
Evolution Mining Ltd.	7,016	4,963
Independence Group NL	3,632	14,366
Lynas Corp. Ltd.[a,b]	30,728	4,004
Medusa Mining Ltd.[a]	3,010	4,594
Metals X Ltd.[a]	14,988	3,627
Mirabela Nickel Ltd.[a,b,c]	14,470	—
Mount Gibson Iron Ltd.	10,378	7,099
Northern Star Resources Ltd.	8,254	8,873
OZ Minerals Ltd.	4,808	19,465
PanAust Ltd.	8,040	16,462
Papillon Resources Ltd.[a]	4,604	6,106
Regis Resources Ltd.	5,150	7,453
Resolute Mining Ltd.[a]	10,268	5,686
Sandfire Resources NLa	1,464	8,066
Sims Metal Management Ltd.[a]	2,750	24,724
Sirius Resources NLa	3,322	9,832
Sundance Resources Ltd.[a]	43,340	3,711
Syrah Resources Ltd.[a]	1,670	5,751
Tiger Resources Ltd.[a]	12,770	4,576
Western Areas NL	3,052	12,868
Western Desert Resources Ltd.[a]	6,736	1,943

		284,717

5

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI AUSTRALIA SMALL-CAP ETF

May 31, 2014

Security	Shares	Value

MULTI-UTILITIES — 2.15%
DUET Group	20,524	$46,035

		46,035
MULTILINE RETAIL — 2.56%
David Jones Ltd.	8,506	31,983
Myer Holdings Ltd.	9,280	18,569
Reject Shop Ltd. (The)[b]	454	4,221

		54,773
OIL, GAS & CONSUMABLE FUELS — 5.54%
AWE Ltd.[a]	8,192	13,533
Beach Energy Ltd.	20,328	31,311
Buru Energy Ltd.[a,b]	3,646	3,801
Drillsearch Energy Ltd.[a]	5,840	8,452
Energy Resources of Australia Ltd.[a]	3,042	3,723
Horizon Oil Ltd.[a]	15,512	5,342
Karoon Gas Australia Ltd.[a]	3,604	8,251
Paladin Energy Ltd.[a,b]	14,874	5,399
Roc Oil Co. Ltd.[a]	10,892	5,423
Senex Energy Ltd.[a]	14,522	10,002
Sundance Energy Australia Ltd.[a]	7,524	7,633
Whitehaven Coal Ltd.[a,b]	11,370	15,714

		118,584
PAPER & FOREST PRODUCTS — 0.00%
Gunns Ltd.[a,b,c]	15,059	—

		—
PHARMACEUTICALS — 0.41%
Acrux Ltd.	2,644	2,141
Mayne Pharma Group Ltd.[a]	7,700	6,629

		8,770
PROFESSIONAL SERVICES — 1.96%
McMillan Shakespeare Ltd.	874	8,403
SAI Global Ltd.	3,338	15,875
Skilled Group Ltd.	3,160	7,941
Veda Group Ltd.[a]	4,648	9,776

		41,995
REAL ESTATE INVESTMENT TRUSTS (REITS) — 7.89%
Abacus Property Group	4,804	10,820
Astro Japan Property Trust	946	3,381
Australand Property Group	7,310	29,187
BWP Trust	8,040	19,306
Charter Hall Group	4,134	16,583
Charter Hall Retail REIT	4,966	18,487
Cromwell Group	20,472	18,958
GDI Property Group[a]	7,980	6,944
Investa Office Fund	9,238	28,803
Shopping Centres Australasia Property Group	10,272	16,539

		169,008

Security	Shares	Value

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.80%
Aveo Group	5,944	$11,286
Cedar Woods Properties Ltd.	864	5,910

		17,196
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.10%
Silex Systems Ltd.[a]	1,740	2,219

		2,219
SPECIALTY RETAIL — 3.85%
Automotive Holdings Group	3,260	11,469
Cash Converters International Ltd.	4,346	4,186
Dick Smith Holdings Ltd.[a]	2,790	5,375
JB Hi-Fi Ltd.	1,590	26,844
Premier Investments Ltd.	1,354	11,064
Super Retail Group Ltd.	2,182	18,501
Thorn Group Ltd.	2,340	5,031

		82,470
TEXTILES, APPAREL & LUXURY GOODS — 0.21%
Billabong International Ltd.[a]	9,390	4,544

		4,544
TRANSPORTATION INFRASTRUCTURE — 1.87%
Macquarie Atlas Roads Group	6,178	18,974
Qube Logistics Holdings Ltd.	9,754	21,152

		40,126

TOTAL COMMON STOCKS (Cost: $2,038,779)		2,129,675

PREFERRED STOCKS — 0.26%

PAPER & FOREST PRODUCTS — 0.00%
Gunns Ltd.[a,c]	22	—

		—
REAL ESTATE INVESTMENT TRUSTS (REITS) — 0.26%
Multiplex SITES Trust	70	5,602

		5,602

TOTAL PREFERRED STOCKS (Cost: $6,267)		5,602

SHORT-TERM INVESTMENTS — 3.64%

MONEY MARKET FUNDS — 3.64%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[d,e,f]	73,267	73,267

6

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI AUSTRALIA SMALL-CAP ETF

May 31, 2014

Security	Shares	Value

BlackRock Cash Funds: Prime, SL Agency Shares
0.11%[d,e,f]	4,264	$4,264
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[d,e]	429	429

		77,960

TOTAL SHORT-TERM INVESTMENTS (Cost: $77,960)		77,960

TOTAL INVESTMENTS IN SECURITIES — 103.37% (Cost: $2,123,006)		2,213,237
Other Assets, Less Liabilities — (3.37)%		(72,120)

NET ASSETS — 100.00%		$2,141,117

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

7

Schedule of Investments (Unaudited)

iSHARES® MSCI BRAZIL SMALL-CAP ETF

May 31, 2014

Security	Shares	Value

COMMON STOCKS — 87.17%

AUTO COMPONENTS — 2.07%
Autometal SA	37,400	$313,133
MAHLE Metal Leve SA	37,400	379,327

		692,460
BUILDING PRODUCTS — 0.45%
Portobello SA	61,200	150,063

		150,063
COMMERCIAL SERVICES & SUPPLIES — 3.36%
Contax Participacoes SA	40,800	309,222
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	51,010	818,006

		1,127,228
CONSTRUCTION MATERIALS — 1.91%
Eternit SA	74,800	295,125
Magnesita Refratarios SA	166,600	344,631

		639,756
DIVERSIFIED CONSUMER SERVICES — 3.36%
Abril Educacao SA Units	27,200	389,862
GAEC Educacao SA	27,200	357,606
Ser Educacional SA	37,400	379,327

		1,126,795
ELECTRIC UTILITIES — 8.38%
Alupar Investimento SA Units	81,600	618,444
Equatorial Energia SA	156,440	1,590,170
Light SA	68,000	600,557

		2,809,171
FOOD & STAPLES RETAILING — 0.70%
Brazil Pharma SAa	139,400	233,053

		233,053
FOOD PRODUCTS — 8.91%
BrasilAgro — Companhia Brasileira Propriedades Agricolas	30,600	141,742
Marfrig Global Foods SAa	275,400	650,730
Minerva SAa	88,400	386,224
Sao Martinho SA	51,000	866,276
SLC Agricola SA	47,600	404,262
Tereos Internacional SA	275,400	257,836
Vanguarda Agro SAa	221,051	280,866

		2,987,936
HEALTH CARE PROVIDERS & SERVICES — 3.13%
Diagnosticos da America SA	61,200	401,079
Fleury SA	68,000	519,008

Security	Shares	Value

Profarma Distribuidora de Produtos Farmaceuticos SA	13,600	$130,297

		1,050,384
HOTELS, RESTAURANTS & LEISURE — 2.82%
BHG SA - Brazil Hospitality Group[a]	44,200	301,294
CVC Brasil Operadora e Agencia Viagens SA	37,400	238,434
International Meal Co. Holdings SA	51,000	406,309

		946,037
HOUSEHOLD DURABLES — 15.36%
Brookfield Incorporacoes SAa	278,889	184,015
Direcional Engenharia SA	74,800	371,824
Even Construtora e Incorporadora SA	214,200	649,366
EZ TEC Empreendimentos e Participacoes SA	51,000	523,858
Gafisa SA	401,200	590,250
Helbor Empreendimentos SA	126,230	389,993
MRV Engenharia e Participacoes SA	326,400	999,696
PDG Realty SA Empreendimentos e Participacoes[a]	1,173,000	810,571
Rodobens Negocios Imobiliarios SA	27,200	135,936
Rossi Residencial SAa	289,074	208,778
Tecnisa SA	88,400	284,151

		5,148,438
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.47%
Eneva SAa	282,200	157,263

		157,263
INSURANCE — 0.72%
Brasil Insurance Participacoes e Administracao SA	68,000	242,527

		242,527
INTERNET & CATALOG RETAIL — 2.33%
B2W Companhia Global do Varejo[a]	61,200	780,330

		780,330
MACHINERY — 2.24%
Iochpe-Maxion SA	64,600	561,602
Kepler Weber SA	10,200	190,535

		752,137
MARINE — 0.68%
Log-in Logistica Intermodal SAa	74,800	228,430

		228,430
MEDIA — 4.10%
Multiplus SA	47,600	692,657
Smiles SA	37,400	682,956

		1,375,613
METALS & MINING — 0.60%
MMX Mineracao e Metalicos SAa	1	1
Paranapanema SAa	153,000	200,539

		200,540

8

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI BRAZIL SMALL-CAP ETF

May 31, 2014

Security	Shares	Value

MULTILINE RETAIL — 1.92%
Magazine Luiza SA	64,600	$234,433
Marisa Lojas SA	54,400	409,385

		643,818
OIL, GAS & CONSUMABLE FUELS — 0.93%
QGEP Participacoes SA	78,200	310,283

		310,283
REAL ESTATE MANAGEMENT & DEVELOPMENT — 7.14%
Aliansce Shopping Centers SA	78,200	631,373
Brasil Brokers Participacoes SA	136,000	235,251
Iguatemi Empresa de Shopping Centers SA	68,000	670,587
JHSF Participacoes SA	81,600	116,049
LPS Brasil — Consultoria de Imoveis SA	61,200	273,934
Sao Carlos Empreendimentos e Participacoes SA	17,000	252,001
Sonae Sierra Brasil SA	27,200	214,273

		2,393,468
ROAD & RAIL — 1.63%
Julio Simoes Logistica SA	64,600	352,801
Tegma Gestao Logistica SA	23,800	192,051

		544,852
SOFTWARE — 1.28%
Linx SA	20,400	427,454

		427,454
SPECIALTY RETAIL — 4.13%
Companhia Hering SA	142,800	1,384,677

		1,384,677
TEXTILES, APPAREL & LUXURY GOODS — 3.19%
Arezzo Industria e Comercio SA	44,200	561,601
Companhia Providencia Industria e Comercio SA	23,800	81,171
Restoque Comercio e Confeccoes de Roupas SAa	85,000	267,159
Technos SA	30,600	158,931

		1,068,862
TRADING COMPANIES & DISTRIBUTORS — 2.81%
Mills Estruturas e Servicos de Engenharia SA	81,600	941,853

		941,853
TRANSPORTATION INFRASTRUCTURE — 2.55%
Prumo Logistica SAa	521,299	271,915
Santos Brasil Participacoes SA Units	44,200	406,718
TPI — Triunfo Participacoes e Investimentos SA	44,200	176,363

		854,996

TOTAL COMMON STOCKS (Cost: $32,581,649)		29,218,424

Security	Shares	Value

PREFERRED STOCKS — 12.33%

AIRLINES — 1.61%
GOL Linhas Aereas Inteligentes SA	91,800	$539,001

		539,001
COMMERCIAL BANKS — 3.33%
Banco ABC Brasil SA	50,852	297,216
Banco Daycoval SA	71,400	290,305
Banco Industrial e Comercial SA	64,645	214,710
Banco Panamericano SA	125,876	187,996
Banco Pine SA	37,935	126,334

		1,116,561
ELECTRIC UTILITIES — 2.14%
Centrais Eletricas Santa Catarina SA	20,400	140,969
Companhia Energetica do Ceara Class A	13,600	209,240
Eletropaulo Metropolitana Eletricidade de Sao Paulo SA	91,800	366,291

		716,500
MACHINERY — 3.76%
Marcopolo SA	431,800	835,475
Randon SA Implementos e Participacoes	147,050	426,127

		1,261,602
MEDIA — 0.42%
Saraiva Livreiros Editores SA	17,000	142,485

		142,485
METALS & MINING — 0.72%
Companhia de Ferro Ligas da Bahia — Ferbasa	44,210	240,262

		240,262
PAPER & FOREST PRODUCTS — 0.35%
Eucatex SA Industria e Comercio	54,400	117,626

		117,626

TOTAL PREFERRED STOCKS (Cost: $4,701,987)		4,134,037

RIGHTS — 0.01%

AIRLINES — 0.00%
GOL Linhas Aereas Inteligentes SAa	2,582	—

		—
ELECTRIC UTILITIES — 0.01%
Eneva SAa	84,427	1,882

		1,882

9

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI BRAZIL SMALL-CAP ETF

May 31, 2014

Security	Shares	Value

HEALTH CARE PROVIDERS & SERVICES — 0.00%
Brasil Pharma SAa	53,752	$240

		240
PHARMACEUTICALS — 0.00%
Profarma Distribuidora Produtos Farmaceuticos SAa	7,921	706

		706

TOTAL RIGHTS (Cost: $0)		2,828

SHORT-TERM INVESTMENTS — 0.03%

MONEY MARKET FUNDS — 0.03%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[b,c]	9,308	9,308

		9,308

TOTAL SHORT-TERM INVESTMENTS (Cost: $9,308)		9,308

TOTAL INVESTMENTS IN SECURITIES — 99.54% (Cost: $37,292,944)		33,364,597
Other Assets, Less Liabilities — 0.46%		155,859

NET ASSETS — 100.00%		$33,520,456

[a]	Non-income earning security.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

10

Schedule of Investments (Unaudited)

iSHARES® MSCI CANADA SMALL-CAP ETF

May 31, 2014

Security	Shares	Value

COMMON STOCKS — 99.96%

AEROSPACE & DEFENSE — 1.18%
MacDonald Dettwiler & Associates Ltd.	360	$29,374

		29,374
AIRLINES — 0.13%
Air Canada Class Aa	390	3,179

		3,179
AUTO COMPONENTS — 1.43%
Linamar Corp.	486	26,966
Martinrea International Inc.	806	8,700

		35,666
BEVERAGES — 0.27%
Cott Corp.	946	6,656

		6,656
CAPITAL MARKETS — 2.27%
AGF Management Ltd. Class B	644	7,627
Alaris Royalty Corp.	260	6,530
Canaccord Genuity Group Inc.	966	9,732
Dundee Corp. Class Aa	410	6,106
Gluskin Sheff + Associates Inc.	282	7,757
GMP Capital Inc.	484	3,637
Sprott Inc.	1,244	3,758
Tricon Capital Group Inc.	862	6,033
Uranium Participation Corp.[a]	1,158	5,343

		56,523
CHEMICALS — 0.33%
Canexus Corp.	1,812	8,244

		8,244
COMMERCIAL BANKS — 1.61%
Canadian Western Bank	800	27,554
Laurentian Bank of Canada	286	12,503

		40,057
COMMERCIAL SERVICES & SUPPLIES — 3.57%
Black Diamond Group Ltd.	382	11,623
DirectCash Payments Inc.	132	1,817
Horizon North Logistics Inc.	994	7,140
Newalta Corp.	500	9,196
Progressive Waste Solutions Ltd.	1,152	29,791
Ritchie Bros. Auctioneers Inc.[b]	908	20,713
Transcontinental Inc. Class A	634	8,665

		88,945

Security	Shares	Value

COMMUNICATIONS EQUIPMENT — 0.63%
EXFO Inc.[a]	286	$1,222
Sandvine Corp.[a]	1,498	5,173
Sierra Wireless Inc.[a]	304	5,692
Wi-Lan Inc.	1,152	3,597

		15,684
CONSTRUCTION & ENGINEERING — 1.65%
Aecon Group Inc.	564	8,752
Badger Daylighting Ltd.	372	11,990
Bird Construction Inc.	418	5,382
WSP Global Inc.	424	15,022

		41,146
CONTAINERS & PACKAGING — 1.47%
Cascades Inc.	660	3,616
CCL Industries Inc. Class B	272	26,365
Intertape Polymer Group Inc.	580	6,597

		36,578
DIVERSIFIED CONSUMER SERVICES — 0.25%
EnerCare Inc.	586	6,109

		6,109
DIVERSIFIED FINANCIAL SERVICES — 1.53%
Element Financial Corp.[a]	1,894	23,809
TMX Group Ltd.	272	14,391

		38,200
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.30%
Manitoba Telecom Services Inc.	256	7,603

		7,603
ELECTRICAL EQUIPMENT — 0.16%
Ballard Power Systems Inc.[a]	1,050	4,032

		4,032
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.06%
Avigilon Corp.[a]	372	7,074
Celestica Inc.[a]	1,624	19,219

		26,293
ENERGY EQUIPMENT & SERVICES — 10.82%
Calfrac Well Services Ltd.	350	11,965
Canadian Energy Services & Technology Corp.	574	16,504
CanElson Drilling Inc.	870	6,210
Canyon Services Group Inc.	598	8,982
Enerflex Ltd.	784	11,791
Ensign Energy Services Inc.	1,308	19,551
Essential Energy Services Ltd.[a]	1,198	2,802
Mullen Group Ltd.	910	24,387
Pason Systems Inc.	694	18,886
PHX Energy Services Corp.	276	3,937

11

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI CANADA SMALL-CAP ETF

May 31, 2014

Security	Shares	Value

Poseidon Concepts Corp.[a]	789	$1
Precision Drilling Corp.	2,776	35,970
Savanna Energy Services Corp.	890	6,721
Secure Energy Services Inc.	1,178	21,155
ShawCor Ltd.	602	30,481
Total Energy Services Inc.	298	5,859
Trican Well Service Ltd.	1,494	22,867
Trinidad Drilling Ltd.	1,386	14,679
Western Energy Services Corp.	670	6,713

		269,461
FOOD & STAPLES RETAILING — 1.18%
Jean Coutu Group PJC Inc. (The) Class A	770	16,664
Liquor Stores N.A. Ltd.	202	1,987
North West Co. Inc. (The)	486	10,652

		29,303
FOOD PRODUCTS — 0.95%
Alliance Grain Traders Inc.	172	2,824
Maple Leaf Foods Inc.	984	16,955
Premium Brands Holdings Corp.	192	3,952

		23,731
GAS UTILITIES — 0.84%
Superior Plus Corp.	1,266	15,658
Valener Inc.	372	5,379

		21,037
HEALTH CARE PROVIDERS & SERVICES — 0.62%
Extendicare Inc.	876	5,930
Leisureworld Senior Care Corp.	364	4,210
Medical Facilities Corp.	314	5,222

		15,362
HOTELS, RESTAURANTS & LEISURE — 0.91%
Amaya Gaming Group Inc.[a]	708	7,472
Great Canadian Gaming Corp.[a]	440	6,484
MTY Food Group Inc.	144	4,038
Whistler Blackcomb Holdings Inc.	306	4,633

		22,627
HOUSEHOLD DURABLES — 0.40%
Dorel Industries Inc. Class B	264	10,017

		10,017
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 2.80%
Algonquin Power & Utilities Corp.	1,656	12,323
Atlantic Power Corp.	1,300	4,418
Boralex Inc. Class A	198	2,465
Capital Power Corp.	816	19,463
Capstone Infrastructure Corp.	928	3,803
Innergex Renewable Energy Inc.	962	9,187
Northland Power Inc.	946	15,490
TransAlta Renewables Inc.	238	2,488

		69,637

Security	Shares	Value

IT SERVICES — 0.97%
DH Corp.	810	$24,199

		24,199
LEISURE EQUIPMENT & PRODUCTS — 0.59%
Bauer Performance Sports Ltd.[a]	316	4,383
BRP Inc.[a]	374	10,257

		14,640
MACHINERY — 1.24%
AG Growth International Inc.	128	5,375
ATS Automation Tooling Systems Inc.[a]	904	12,272
New Flyer Industries Inc.	446	5,036
Westport Innovations Inc.[a,b]	536	8,120

		30,803
MEDIA — 4.63%
Aimia Inc.	1,734	30,916
Cineplex Inc.	628	23,163
Cogeco Cable Inc.	166	9,567
Corus Entertainment Inc. Class B	818	18,878
DHX Media Ltd.	1,106	5,673
Quebecor Inc. Class B	844	20,396
Sirius XM Canada Holdings Inc.	200	1,439
Yellow Media Ltd.[a]	280	5,338

		115,370
METALS & MINING — 15.94%
Alacer Gold Corp.	2,250	4,911
Alamos Gold Inc.	1,278	10,510
Argonaut Gold Inc.[a]	1,558	5,309
Asanko Gold Inc.[a,b]	1,578	3,139
AuRico Gold Inc.	2,478	8,558
B2Gold Corp.[a]	6,426	15,564
Canam Group Inc.	360	4,598
Capstone Mining Corp.[a]	3,434	8,254
Centerra Gold Inc.	1,660	7,048
China Gold International Resources Corp. Ltd.[a]	1,534	4,182
Continental Gold Ltd.[a,b]	1,080	3,153
Detour Gold Corp.[a,b]	1,548	14,812
Dominion Diamond Corp.[a]	812	10,641
Dundee Precious Metals Inc.[a,b]	1,076	3,557
Endeavour Mining Corp.[a,b]	4,138	2,782
Endeavour Silver Corp.[a]	996	3,807
First Majestic Silver Corp.[a]	1,176	9,845
Fortuna Silver Mines Inc.[a]	1,264	4,877
Gabriel Resources Ltd.[a]	2,414	1,868
Guyana Goldfields Inc.[a]	1,199	2,065
HudBay Minerals Inc.	1,936	17,045
IAMGOLD Corp.	3,776	11,441
Imperial Metals Corp.[a]	450	6,266
Ivanhoe Mines Ltd.[a,b]	4,010	5,059
Labrador Iron Ore Royalty Corp.	642	16,602
Lundin Mining Corp.[a]	5,278	27,658
MAG Silver Corp.[a,b]	482	3,391
Major Drilling Group International Inc.	794	6,164
Nevsun Resources Ltd.	1,998	6,661
Novagold Resources Inc.[a]	2,386	7,120

12

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI CANADA SMALL-CAP ETF

May 31, 2014

Security	Shares	Value

OceanaGold Corp.[a]	3,012	$7,101
Osisko Mining Corp.[a]	4,408	32,760
Pan American Silver Corp.	1,518	18,663
Premier Gold Mines Ltd.[a,b]	1,472	2,657
Pretium Resources Inc.[a]	776	4,960
Primero Mining Corp.[a]	1,578	9,998
Romarco Minerals Inc.[a]	6,594	4,737
Rubicon Minerals Corp.[a]	3,458	3,280
Sandstorm Gold Ltd.[a]	1,034	5,437
Seabridge Gold Inc.[a,b]	359	2,506
SEMAFO Inc.	2,756	9,061
Sherritt International Corp.	2,980	12,707
Silver Standard Resources Inc.[a]	810	5,274
Silvercorp Metals Inc.	1,758	2,833
Tahoe Resources Inc.[a]	878	18,185
Tanzanian Royalty Exploration Corp.[a,b]	974	1,713
Taseko Mines Ltd.[a]	1,884	4,164
Thompson Creek Metals Co. Inc.[a,b]	1,376	3,840
Timmins Gold Corp.[a]	1,702	2,163
Torex Gold Resources Inc.[a]	7,126	8,006

		396,932
MULTI-UTILITIES — 0.26%
Just Energy Group Inc.	1,152	6,429

		6,429
MULTILINE RETAIL — 0.48%
Hudson’s Bay Co.	548	8,585
Sears Canada Inc.	263	3,342

		11,927
OIL, GAS & CONSUMABLE FUELS — 18.65%
Advantage Oil & Gas Ltd.[a]	1,688	10,136
Bankers Petroleum Ltd.[a]	2,580	15,468
Bellatrix Exploration Ltd.[a]	1,710	14,961
Birchcliff Energy Ltd.[a]	1,006	12,461
BlackPearl Resources Inc.[a]	2,984	6,293
Bonavista Energy Corp.	1,792	26,702
Bonterra Energy Corp.	284	15,078
Canacol Energy Ltd.[a]	1,012	6,720
Cardinal Energy Ltd.	338	5,083
Cequence Energy Ltd.[a]	1,518	4,012
Crew Energy Inc.[a]	1,078	10,355
DeeThree Exploration Ltd.[a]	844	8,029
Delphi Energy Corp.[a]	1,540	5,021
Denison Mines Corp.[a]	4,266	5,147
Enbridge Income Fund Holdings Inc.	454	11,498
Freehold Royalties Ltd.	512	12,325
Gibson Energy Inc.	1,230	35,500
Ithaca Energy Inc.[a,b]	3,274	7,477
Kelt Exploration Ltd.[a]	840	10,057
Legacy Oil & Gas Inc. Class Aa	1,480	11,585
Lightstream Resources Ltd.	2,004	14,174
Long Run Exploration Ltd.	1,050	5,309
Longview Oil Corp.	378	2,266
NuVista Energy Ltd.[a]	1,356	13,911
Painted Pony Petroleum Ltd.[a]	888	9,405
Paramount Resources Ltd. Class Aa	535	28,109
Parex Resources Inc.[a]	928	10,025
Parkland Fuel Corp.	734	14,466

Security	Shares	Value

Raging River Exploration Inc.[a]	1,630	$15,131
RMP Energy Inc.[a]	1,194	9,171
Sprott Resource Corp.	930	2,398
Spyglass Resources Corp.[b]	1,215	1,947
Surge Energy Inc.	1,440	8,951
TORC Oil & Gas Ltd.	680	9,043
TransGlobe Energy Corp.	742	5,139
Trilogy Energy Corp.	696	18,338
Twin Butte Energy Ltd.	3,106	5,406
Veresen Inc.	2,176	34,087
Whitecap Resources Inc.	1,704	23,335

		464,519
PAPER & FOREST PRODUCTS — 3.17%
Ainsworth Lumber Co. Ltd.[a]	1,040	2,787
Canfor Corp.[a]	842	18,556
Canfor Pulp Products Inc.	342	4,000
Interfor Corp.[a]	632	9,295
Norbord Inc.	268	6,748
West Fraser Timber Co. Ltd.	708	32,471
Western Forest Products Inc.	2,354	4,986

		78,843
PHARMACEUTICALS — 0.22%
Concordia Healthcare Corp.	180	5,454

		5,454
PROFESSIONAL SERVICES — 1.43%
Morneau Shepell Inc.	458	7,006
Stantec Inc.	464	28,677

		35,683
REAL ESTATE INVESTMENT TRUSTS (REITS) — 6.26%
Allied Properties Real Estate Investment Trust	338	10,901
Artis Real Estate Investment Trust	664	9,619
Boardwalk Real Estate Investment Trust	236	13,958
Brookfield Office Properties Canada	130	3,163
Calloway Real Estate Investment Trust	580	14,342
Canadian Apartment Properties Real Estate Investment Trust	544	11,182
Canadian Real Estate Investment Trust	346	14,479
Chartwell Retirement Residences	854	8,305
Choice Properties REIT	432	4,329
Cominar Real Estate Investment Trust	624	10,821
Crombie Real Estate Investment Trust	344	4,182
CT Real Estate Investment Trust	316	3,294
Dream Global Real Estate Investment Trust	536	4,744
Dream Industrial Real Estate Investment Trust	256	2,223
Dream Office Real Estate Investment Trust	508	13,642
Granite Real Estate Investment Trust	228	8,357
InnVest Real Estate Investment Trust	426	2,024
InterRent Real Estate Investment Trust	300	1,561
Morguard North American Residential Real Estate Investment Trust	154	1,489
Morguard Real Estate Investment Trust	306	4,836
Northern Property REIT Real Estate Investment Trust	150	3,775
NorthWest Healthcare Properties Real Estate Investment Trust[b]	172	1,589
Pure Industrial Real Estate Trust	708	3,038

		155,853

13

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI CANADA SMALL-CAP ETF

May 31, 2014

Security	Shares	Value

REAL ESTATE MANAGEMENT & DEVELOPMENT — 1.46%
Altus Group Ltd.	284	$5,898
Dream Unlimited Corp. Class Aa	536	7,123
FirstService Corp.	330	16,432
Killam Properties Inc.	520	5,033
Mainstreet Equity Corp.[a]	56	1,925

		36,411
ROAD & RAIL — 0.96%
Student Transportation Inc.	700	4,422
TransForce Inc.	898	19,600

		24,022
SOFTWARE — 1.86%
Constellation Software Inc.	180	40,613
Redknee Solutions Inc.[a]	1,029	5,629

		46,242
SPECIALTY RETAIL — 1.09%
AutoCanada Inc.	162	12,060
Reitmans Canada Ltd. Class A	488	2,872
RONA Inc.	1,208	12,182

		27,114
THRIFTS & MORTGAGE FINANCE — 1.90%
First National Financial Corp.	120	2,520
Genworth MI Canada Inc.	428	15,175
Home Capital Group Inc.	662	29,727

		47,422
TRADING COMPANIES & DISTRIBUTORS — 1.71%
Russel Metals Inc.	612	18,458
Toromont Industries Ltd.	766	18,687
Wajax Corp.	168	5,377

		42,522
TRANSPORTATION INFRASTRUCTURE — 0.78%
Westshore Terminals Investment Corp.	630	19,384

		19,384

TOTAL COMMON STOCKS (Cost: $2,433,128)		2,489,233

SHORT-TERM INVESTMENTS — 2.94%

MONEY MARKET FUNDS — 2.94%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[c],d,e	68,914	68,914
BlackRock Cash Funds: Prime, SL Agency Shares
0.11%[c],d,e	4,010	4,010

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c],[d]	304	$304

		73,228

TOTAL SHORT-TERM INVESTMENTS (Cost: $73,228)		73,228

TOTAL INVESTMENTS IN SECURITIES — 102.90% (Cost: $2,506,356)		2,562,461
Other Assets, Less Liabilities — (2.90)%		(72,210)

NET ASSETS — 100.00%		$2,490,251

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

14

Schedule of Investments (Unaudited)

iSHARES® MSCI CHINA ETF

May 31, 2014

Security	Shares	Value

COMMON STOCKS — 99.25%

AEROSPACE & DEFENSE — 0.14%
AviChina Industry & Technology Co. Ltd. Class H	2,404,000	$1,299,216

		1,299,216
AIRLINES — 0.15%
Air China Ltd. Class H	2,400,000	1,371,349

		1,371,349
AUTOMOBILES — 2.90%
Brilliance China Automotive Holdings Ltd.	3,600,000	5,971,405
BYD Co. Ltd. Class Ha,b	600,000	2,940,816
Chongqing Changan Automobile Co. Ltd.	1,038,800	1,862,429
Dongfeng Motor Group Co. Ltd. Class H	3,200,000	4,911,679
Geely Automobile Holdings Ltd.[b]	7,000,000	2,618,358
Great Wall Motor Co. Ltd. Class H	1,300,000	5,332,164
Guangzhou Automobile Group Co. Ltd. Class H	2,802,000	2,952,726

		26,589,577
BEVERAGES — 0.39%
Tsingtao Brewery Co. Ltd. Class H	400,000	3,147,189
Yantai Changyu Pioneer Wine Co. Ltd. Class B	205,200	427,977

		3,575,166
CAPITAL MARKETS — 1.01%
China Cinda Asset Management Co. Ltd.[a,b]	5,000,000	2,386,188
China Everbright Ltd.	1,202,000	1,702,315
CITIC Securities Co. Ltd. Class H	1,300,000	2,803,578
Haitong Securities Co. Ltd. Class H	1,600,000	2,389,800

		9,281,881
CHEMICALS — 0.40%
China BlueChemical Ltd. Class H	2,000,000	1,070,560
Sinopec Shanghai Petrochemical Co. Ltd. Class H	4,400,000	1,083,975
Yingde Gases Group Co. Ltd.	1,400,000	1,531,288

		3,685,823
COMMERCIAL BANKS — 23.51%
Agricultural Bank of China Ltd. Class H	26,800,000	11,960,351
Bank of China Ltd. Class H	97,200,000	46,262,132
Bank of Communications Co. Ltd. Class H	10,800,200	7,229,898
China CITIC Bank Corp. Ltd. Class H	10,200,800	5,933,949
China Construction Bank Corp. Class H	89,000,000	65,318,363
China Everbright Bank Co. Ltd.[a]	2,800,000	1,238,754
China Merchants Bank Co. Ltd. Class H	5,700,150	10,498,990
China Minsheng Banking Corp. Ltd. Class H	6,300,000	6,468,247
Chongqing Rural Commercial Bank Co. Ltd. Class H	3,000,000	1,385,279
Industrial and Commercial Bank of China Ltd. Class H	91,000,000	59,156,837

		215,452,800

Security	Shares	Value

COMMERCIAL SERVICES & SUPPLIES — 0.42%
China Everbright International Ltd.[b]	3,000,000	$3,819,191

		3,819,191
COMMUNICATIONS EQUIPMENT — 0.17%
ZTE Corp. Class Ha	808,000	1,559,107

		1,559,107
COMPUTERS & PERIPHERALS — 1.03%
Lenovo Group Ltd.	7,600,000	9,410,612

		9,410,612
CONSTRUCTION & ENGINEERING — 1.45%
China Communications Construction Co. Ltd. Class H	5,600,000	3,741,544
China Railway Construction Corp. Ltd. Class H	2,500,000	2,115,324
China Railway Group Ltd. Class H	5,000,000	2,328,146
China State Construction International Holdings Ltd.	2,000,000	3,461,908
Sinopec Engineering Group Co. Ltd.	1,400,000	1,614,353

		13,261,275
CONSTRUCTION MATERIALS — 1.22%
Anhui Conch Cement Co. Ltd. Class Hb	1,500,000	5,397,945
BBMG Corp. Class H	1,500,000	1,011,873
China National Building Material Co. Ltd. Class H	3,600,000	3,255,019
China Resources Cement Holdings Ltd.[b]	2,406,000	1,517,531

		11,182,368
DIVERSIFIED FINANCIAL SERVICES — 0.12%
Far East Horizon Ltd.	1,600,000	1,087,586

		1,087,586
DIVERSIFIED TELECOMMUNICATION SERVICES — 2.31%
China Communications Services Corp. Ltd. Class H	2,800,800	1,329,422
China Telecom Corp. Ltd. Class H	17,200,000	8,652,191
China Unicom (Hong Kong) Ltd.	6,000,000	8,977,228
CITIC 21CN Co. Ltd.[a]	2,800,000	2,235,536

		21,194,377
ELECTRICAL EQUIPMENT — 0.34%
Shanghai Electric Group Co. Ltd. Class H	3,642,000	1,315,319
Zhuzhou CSR Times Electric Co. Ltd. Class H	601,000	1,767,430

		3,082,749
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.74%
AAC Technologies Holdings Inc.[b]	900,000	5,310,881
Kingboard Chemical Holdings Co. Ltd.	800,300	1,500,895

		6,811,776
ENERGY EQUIPMENT & SERVICES — 0.65%
China Oilfield Services Ltd. Class H	2,400,000	5,918,779

		5,918,779

15

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI CHINA ETF

May 31, 2014

Security	Shares	Value

FOOD & STAPLES RETAILING — 0.86%
China Resources Enterprise Ltd.	1,600,000	$4,488,614
Sun Art Retail Group Ltd.[b]	2,900,000	3,407,606

		7,896,220
FOOD PRODUCTS — 3.28%
Biostime International Holdings Ltd.[b]	200,000	1,349,164
China Agri-Industries Holdings Ltd.[b]	2,600,900	1,073,511
China Huishan Dairy Holdings Co. Ltd.[a]	6,600,000	1,566,371
China Mengniu Dairy Co. Ltd.	1,600,000	7,852,495
Tingyi (Cayman Islands) Holding Corp.[b]	2,400,000	6,841,267
Uni-President China Holdings Ltd.[b]	1,401,000	1,087,847
Want Want China Holdings Ltd.	7,400,000	10,327,424

		30,098,079
GAS UTILITIES — 1.57%
China Gas Holdings Ltd.	2,400,000	3,881,877
China Resources Gas Group Ltd.[b]	1,204,000	3,688,273
ENN Energy Holdings Ltd.	966,000	6,834,186

		14,404,336
HEALTH CARE EQUIPMENT & SUPPLIES — 0.26%
Shandong Weigao Group Medical Polymer Co. Ltd. Class H	2,404,000	2,337,969

		2,337,969
HEALTH CARE PROVIDERS & SERVICES — 0.53%
Shanghai Pharmaceuticals Holding Co. Ltd. Class H	860,000	1,617,294
Sinopharm Group Co. Ltd. Class H	1,200,000	3,258,115

		4,875,409
HOUSEHOLD DURABLES — 0.31%
Haier Electronics Group Co. Ltd.	1,200,000	2,807,706

		2,807,706
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 1.72%
China Longyuan Power Group Corp. Ltd. Class H	3,600,000	4,002,606
China Resources Power Holdings Co. Ltd.[b]	2,406,000	6,315,286
Datang International Power Generation Co. Ltd. Class H	3,200,000	1,242,366
Huaneng Power International Inc. Class H	4,000,000	4,225,488

		15,785,746
INDUSTRIAL CONGLOMERATES — 1.14%
Beijing Enterprises Holdings Ltd.	600,000	5,127,081
CITIC Pacific Ltd.[b]	2,000,000	3,492,864
Shanghai Industrial Holdings Ltd.	600,000	1,853,488

		10,473,433
INSURANCE — 7.55%
China Life Insurance Co. Ltd. Class H	9,200,000	25,275,540
China Pacific Insurance (Group) Co. Ltd. Class H	3,240,000	10,823,751
China Taiping Insurance Holdings Co. Ltd.[a]	1,000,000	1,743,852
New China Life Insurance Co. Ltd. Class H	1,020,000	3,190,399
People’s Insurance Co. Group of China Ltd. Class H	7,400,000	2,977,963

Security	Shares	Value

PICC Property and Casualty Co. Ltd. Class H	4,001,200	$5,893,719
Ping An Insurance (Group) Co. of China Ltd. Class H	2,500,000	19,331,351

		69,236,575
INTERNET SOFTWARE & SERVICES — 9.69%
Tencent Holdings Ltd.[b]	6,300,000	88,816,515

		88,816,515
MACHINERY — 0.87%
China International Marine Containers (Group) Co. Ltd. Class H	620,000	1,101,981
CSR Corp Ltd. Class H	2,400,000	1,776,872
Haitian International Holdings Ltd.[b]	800,000	1,754,171
Weichai Power Co. Ltd. Class H	600,000	2,240,437
Zoomlion Heavy Industry Science and Technology Co. Ltd. Class H	1,720,160	1,144,858

		8,018,319
MARINE — 0.26%
China COSCO Holdings Co. Ltd. Class Ha	3,200,000	1,246,493
China Shipping Container Lines Co. Ltd. Class Ha,b	4,800,000	1,157,753

		2,404,246
METALS & MINING — 0.92%
Aluminum Corp. of China Ltd. Class Ha,b	4,800,000	1,714,960
Fosun International Ltd.	2,100,000	2,478,412
Jiangxi Copper Co. Ltd. Class H	1,600,000	2,649,830
Zijin Mining Group Co. Ltd. Class H	6,800,000	1,569,983

		8,413,185
MULTILINE RETAIL — 0.26%
Golden Eagle Retail Group Ltd.	800,000	977,176
Intime Retail Group Co. Ltd.[b]	1,400,000	1,359,741

		2,336,917
OIL, GAS & CONSUMABLE FUELS — 13.29%
China Coal Energy Co. Class Hb	5,000,000	2,850,528
China Petroleum & Chemical Corp. Class H	31,601,000	28,654,258
China Shenhua Energy Co. Ltd. Class H	4,200,000	11,511,747
CNOOC Ltd.	22,000,000	37,740,473
Inner Mongolia Yitai Coal Co. Ltd. Class B	1,274,074	1,620,622
Kunlun Energy Co. Ltd.[b]	4,004,000	6,527,910
PetroChina Co. Ltd. Class H	26,000,000	31,020,451
Yanzhou Coal Mining Co. Ltd. Class Hb	2,400,000	1,891,409

		121,817,398
PAPER & FOREST PRODUCTS — 0.23%
Lee & Man Paper Manufacturing Ltd.	1,600,000	796,600
Nine Dragons Paper (Holdings) Ltd.[b]	2,000,000	1,300,150

		2,096,750
PERSONAL PRODUCTS — 1.04%
Hengan International Group Co. Ltd.[b]	900,000	9,547,979

		9,547,979

16

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI CHINA ETF

May 31, 2014

Security	Shares	Value

PHARMACEUTICALS — 1.07%
CSPC Pharmaceutical Group Ltd.[b]	2,050,000	$1,615,579
Shanghai Fosun Pharmaceutical (Group) Co. Ltd.	500,000	1,857,358
Sihuan Pharmaceutical Holdings Group Ltd.	2,600,000	3,098,691
Sino Biopharmaceutical Ltd.	4,000,000	3,260,694

		9,832,322
REAL ESTATE MANAGEMENT & DEVELOPMENT — 5.08%
Agile Property Holdings Ltd.	1,600,000	1,238,238
China Overseas Land & Investment Ltd.[b]	5,200,000	13,548,391
China Resources Land Ltd.	2,400,000	4,860,086
China Vanke Co. Ltd. Class B	1,626,831	2,559,972
Country Garden Holdings Co. Ltd.	5,800,870	2,439,180
Evergrande Real Estate Group Ltd.[b]	7,200,000	3,185,368
Franshion Properties (China) Ltd.[b]	4,400,000	1,316,660
Guangzhou R&F Properties Co. Ltd. Class H	1,200,000	1,649,953
Longfor Properties Co. Ltd.[b]	1,700,000	2,151,052
New World China Land Ltd.[b]	3,200,000	2,662,213
Poly Property Group Co. Ltd.	2,600,000	1,183,808
Shimao Property Holdings Ltd.[b]	1,700,000	3,425,019
Shui On Land Ltd.	4,500,000	1,172,457
Sino-Ocean Land Holdings Ltd.	4,100,000	2,157,630
SOHO China Ltd.	2,200,000	1,728,116
Yuexiu Property Co. Ltd.	6,400,000	1,271,258

		46,549,401
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.64%
GCL-Poly Energy Holdings Ltd.[a,b]	12,400,000	3,854,533
Hanergy Solar Group Ltd.[a,b]	14,010,000	2,041,971

		5,896,504
SOFTWARE — 0.26%
Kingsoft Corp. Ltd.	800,000	2,419,724

		2,419,724
SPECIALTY RETAIL — 0.95%
Belle International Holdings Ltd.	5,600,000	5,554,531
GOME Electrical Appliances Holdings Ltd.[b]	12,600,000	2,112,744
Zhongsheng Group Holdings Ltd.[b]	800,000	1,002,973

		8,670,248
TEXTILES, APPAREL & LUXURY GOODS — 0.42%
Anta Sports Products Ltd.	1,200,000	1,764,489
Shenzhou International Group Holdings Ltd.[b]	600,000	2,093,397

		3,857,886
TRANSPORTATION INFRASTRUCTURE — 1.34%
Beijing Capital International Airport Co. Ltd. Class H	2,000,000	1,372,381
China Merchants Holdings (International) Co. Ltd.	1,600,000	4,725,943
COSCO Pacific Ltd.	2,000,000	2,641,575
Jiangsu Expressway Co. Ltd. Class H	1,600,000	1,921,333
Zhejiang Expressway Co. Ltd. Class H	1,600,000	1,584,945

		12,246,177

Security	Shares	Value

WATER UTILITIES — 0.75%
Beijing Enterprises Water Group Ltd.[b]	5,200,000	$3,326,734
Guangdong Investment Ltd.[b]	3,200,000	3,549,616

		6,876,350
WIRELESS TELECOMMUNICATION SERVICES — 8.01%
China Mobile Ltd.	7,500,000	73,375,296

		73,375,296

TOTAL COMMON STOCKS (Cost: $962,186,445)		909,674,322

RIGHTS — 0.01%

COMMERCIAL BANKS — 0.00%
China Merchants Bank Co. Ltd. Class Ha,c	320,000	—

		—
FOOD PRODUCTS — 0.01%
Uni-President China Holdings Ltd.[a]	280,200	52,766

		52,766

TOTAL RIGHTS (Cost: $0)		52,766

SHORT-TERM INVESTMENTS — 10.18%

MONEY MARKET FUNDS — 10.18%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[d,e,f]	87,767,695	87,767,695
BlackRock Cash Funds: Prime, SL Agency Shares
0.11%[d,e,f]	5,107,607	5,107,607
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[d,e]	417,854	417,854

		93,293,156

TOTAL SHORT-TERM INVESTMENTS (Cost: $93,293,156)		93,293,156

TOTAL INVESTMENTS IN SECURITIES — 109.44% (Cost: $1,055,479,601)		1,003,020,244
Other Assets, Less Liabilities — (9.44)%		(86,532,996)

NET ASSETS — 100.00%		$916,487,248

[a]	Non-income earning security.

17

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI CHINA ETF

May 31, 2014

[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

Financial futures contracts purchased as of May 31, 2014 were as follows:

Number of Contracts	Issue (Expiration)	Exchange	Notional Value	Net Unrealized Appreciation (Depreciation)
96	H-Shares Index (Jun. 2014)	Hong Kong Futures Exchange	$6,235,768	$67,516

See accompanying notes to schedules of investments.

18

Schedule of Investments (Unaudited)

iSHARES® MSCI CHINA SMALL-CAP ETF

May 31, 2014

Security	Shares	Value

COMMON STOCKS — 99.64%

AIR FREIGHT & LOGISTICS — 0.77%
Sinotrans Ltd. Class H	434,000	$244,067

		244,067
AUTO COMPONENTS — 2.69%
Chaowei Power Holdings Ltd.	154,000	90,378
Double Coin Holdings Ltd. Class B	71,400	50,980
Minth Group Ltd.[a]	196,000	340,278
Nexteer Automotive Group Ltd.[b]	210,000	150,872
Tianneng Power International Ltd.	196,000	69,016
Xinchen China Power Holdings Ltd.[a,b]	112,000	62,263
Xingda International Holdings Ltd.	238,000	94,243

		858,030
AUTOMOBILES — 0.22%
Qingling Motors Co. Ltd. Class H	224,000	69,341

		69,341
BEVERAGES — 0.70%
Anhui Gujing Distillery Co. Ltd. Class B	36,400	66,950
Dynasty Fine Wines Group Ltd.[b,c]	128,000	17,831
Tibet 5100 Water Resources Holdings Ltd.[a]	364,000	138,033

		222,814
BUILDING PRODUCTS — 0.78%
Bolina Holding Co. Ltd.[a]	84,000	31,529
China Fangda Group Co. Ltd. Class B	99,400	46,668
China Glass Holdings Ltd.	252,000	31,529
Far East Global Group Ltd.[a]	168,000	33,370
Nature Flooring Holding Co. Ltd.	126,000	23,403
Shanghai Yaohua Pilkington Glass Group Co. Ltd. Class B	43,400	27,298
Yuanda China Holdings Ltd.[a]	616,000	54,823

		248,620
CHEMICALS — 3.60%
Bloomage Biotechnology Corp. Ltd.[a]	35,000	99,317
Century Sunshine Group Holdings Ltd.	350,000	48,304
China Lumena New Materials Corp.[a]	868,000	139,947
China Sanjiang Fine Chemicals Co. Ltd.	154,000	65,152
Danhua Chemical Technology Co. Ltd. Class Bb	61,600	24,332
Dongyue Group Ltd.	336,000	139,549
Fufeng Group Ltd.	266,600	99,378
Huabao International Holdings Ltd.	574,000	267,271
Hubei Sanonda Co. Ltd. Class B	49,000	50,498
Lee & Man Chemical Co. Ltd.	56,000	29,181
Shanghai Chlor-Alkali Chemical Co. Ltd. Class Bb	112,000	51,184
Sinofert Holdings Ltd.	588,000	71,292
Yip’s Chemical Holdings Ltd.	84,000	59,699

		1,145,104

Security	Shares	Value

COMMERCIAL BANKS — 0.23%
Bank of Chongqing Co. Ltd.	112,000	$74,253

		74,253
COMMERCIAL SERVICES & SUPPLIES — 0.56%
Capital Environment Holdings Ltd.[b]	476,000	41,135
Dongjiang Environmental Co. Ltd. Class Ha	14,000	56,882
Shanghai Youngsun Investment Co. Ltd. Class Bb	33,600	34,272
Tianjin Capital Environmental Protection Group Co. Ltd. Class H	84,000	45,939

		178,228
COMMUNICATIONS EQUIPMENT — 1.60%
BYD Electronic International Co. Ltd.[b]	224,000	146,773
China All Access Holdings Ltd.[a]	112,000	47,094
China Fiber Optic Network System Group Ltd.	252,000	62,082
Comba Telecom Systems Holdings Ltd.[a,b]	238,000	66,308
Eastern Communications Co. Ltd. Class B	93,800	50,652
Nanjing Panda Electronics Co. Ltd. Class H	56,000	33,226
Shanghai Potevio Co. Ltd. Class Bb	39,200	28,498
Synertone Communication Corp.	560,000	38,282
Trigiant Group Ltd.[a]	140,000	37,921

		510,836
COMPUTERS & PERIPHERALS — 1.60%
Coolpad Group Ltd.	728,000	178,409
Goldpac Group Ltd.[b]	70,000	64,917
Great Wall Technology Co. Ltd. Class Hb	130,000	52,148
TCL Communication Technology Holdings Ltd.	154,000	173,209
TPV Technology Ltd.	224,000	41,027

		509,710
CONSTRUCTION & ENGINEERING — 1.77%
Baoye Group Co. Ltd. Class H	84,000	49,623
China Singyes Solar Technologies Holdings Ltd.	126,400	174,773
China WindPower Group Ltd.[b]	1,120,000	83,788
Cosco International Holdings Ltd.	140,000	57,604
EverChina International Holdings Co. Ltd.[b]	1,190,000	55,256
Henderson Investment Ltd.	308,000	24,233
HKC (Holdings) Ltd.[b]	1,442,000	40,919
Wison Engineering Services Co. Ltd.[c]	360,000	78,148

		564,344
CONSTRUCTION MATERIALS — 1.70%
Asia Cement China Holdings Corp.[a]	133,000	89,719
China National Materials Co. Ltd. Class H	308,000	59,590
China Shanshui Cement Group Ltd.	518,000	188,414
Dongpeng Holdings Co. Ltd.[b]	70,000	26,545
TCC International Holdings Ltd.	280,000	108,346
West China Cement Ltd.	700,000	69,522

		542,136
CONSUMER FINANCE — 0.21%
Credit China Holdings Ltd.[a]	280,000	66,452

		66,452

19

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI CHINA SMALL-CAP ETF

May 31, 2014

Security	Shares	Value

CONTAINERS & PACKAGING — 1.20%
CPMC Holdings Ltd.	112,000	$90,288
Greatview Aseptic Packaging Co. Ltd.	294,000	232,835
Overseas Chinese Town Asia Holdings Ltd.	84,000	29,362
Youyuan International Holdings Ltd.	112,200	29,089

		381,574
DISTRIBUTORS — 1.63%
China Merchants Land Ltd.	336,000	47,672
Dah Chong Hong Holdings Ltd.[a]	238,000	151,955
Digital China Holdings Ltd.	238,000	211,571
Sparkle Roll Group Ltd.[a,b]	448,000	28,025
Xinhua Winshare Publishing and Media Co. Ltd. Class H	126,000	81,097

		520,320
DIVERSIFIED CONSUMER SERVICES — 0.29%
Fu Shou Yuan International Group Ltd.[b]	168,000	91,661

		91,661
DIVERSIFIED FINANCIAL SERVICES — 0.21%
China Assurance Finance Group Ltd.[b]	140,000	27,086
China Merchants China Direct Investments Ltd.	30,075	38,792

		65,878
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.30%
APT Satellite Holdings Ltd.[a]	70,000	95,525

		95,525
ELECTRICAL EQUIPMENT — 2.54%
Boer Power Holdings Ltd.	56,000	74,975
China Energine International Holdings Ltd.[b]	392,000	32,359
China High Speed Transmission Equipment Group Co. Ltd.[b]	280,000	189,966
Foshan Electrical and Lighting Co. Ltd. Class B	68,600	54,859
Guodian Technology & Environment Group Corp. Ltd.	210,000	51,194
Hangzhou Steam Turbine Co. Ltd. Class B	78,424	78,799
Harbin Electric Co. Ltd. Class H	196,000	116,797
Jiangnan Group Ltd.	224,000	52,006
Sinopoly Battery Ltd.[b]	2,240,000	144,461
Trony Solar Holdings Co. Ltd.[b,c]	216,000	13,930

		809,346
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 4.05%
Anxin-China Holdings Ltd.	672,000	91,877
AVIC International Holdings Ltd.[b]	57,184	20,652
China Aerospace International Holdings Ltd.	560,000	52,006
China Innovationpay Group Ltd.[b]	1,064,000	82,343
Dongxu Optoelectronic Technology Co. Ltd. Class Bb	88,200	56,199
INESA Electron Co. Ltd. Class Bb	84,000	40,740
Ju Teng International Holdings Ltd.	224,000	170,753
Kingboard Laminates Holdings Ltd.	259,000	95,543
PAX Global Technology Ltd.[a,b]	154,000	92,961
Shenzhen SEG Co. Ltd. Class Bb	74,200	25,266
Sunny Optical Technology Group Co Ltd.	182,000	218,317
Tech Pro Technology Development Ltd.[b]	252,000	125,465
Technovator International Ltd.[b]	56,000	28,531

Security	Shares	Value

Tongda Group Holdings Ltd.	700,000	$89,385
Wasion Group Holdings Ltd.	140,000	99,137

		1,289,175
ENERGY EQUIPMENT & SERVICES — 1.36%
Anton Oilfield Services Group	308,000	234,388
Chu Kong Petroleum & Natural Gas Steel Pipe Holdings Ltd.	112,000	38,716
Honghua Group Ltd.[a]	420,000	99,137
Shandong Molong Petroleum Machinery Co. Ltd. Class H	78,400	25,584
Termbray Petro-King Oilfield Services Ltd.[a,b]	98,000	36,783

		434,608
FOOD & STAPLES RETAILING — 0.58%
Lianhua Supermarket Holdings Co. Ltd. Class H	112,000	60,240
Wumart Stores Inc. Class H	140,000	125,140

		185,380
FOOD PRODUCTS — 3.98%
Asian Citrus Holdings Ltd.[a]	252,000	57,532
Ausnutria Dairy Corp. Ltd.[b,c]	81,000	8,389
Changshouhua Food Co. Ltd.	84,000	87,652
China Foods Ltd.[b]	224,000	80,320
China Huiyuan Juice Group Ltd.[b]	119,000	66,154
China Modern Dairy Holdings Ltd.[a,b]	532,000	219,581
China Yurun Food Group Ltd.[a,b]	392,000	177,976
First Natural Foods Holdings Ltd.[b]	560,000	38,282
Honworld Group Ltd.[b],d	42,000	31,962
Labixiaoxin Snacks Group Ltd.[a]	112,000	43,338
Shanghai Dajiang Group Stock Co. Ltd. Class Bb	99,400	35,486
Shenguan Holdings Group Ltd.	336,000	145,184
Tenwow International Holdings Ltd.	140,000	55,256
Yashili International Holdings Ltd.	196,000	83,679
YuanShengTai Dairy Farm Ltd.[b]	728,000	136,155

		1,266,946
GAS UTILITIES — 2.26%
Binhai Investment Co. Ltd.	560,000	35,032
China Oil and Gas Group Ltd.[a]	1,120,000	187,799
China Tian Lun Gas Holdings Ltd.[a,b]	84,000	99,678
Tianjin Jinran Public Utilities Co. Ltd. Class H	140,000	25,100
Towngas China Co. Ltd.	252,000	289,934
Zhongyu Gas Holdings Ltd.[b]	252,000	83,860

		721,403
HEALTH CARE EQUIPMENT & SUPPLIES — 0.86%
Golden Meditech Holdings Ltd.	392,000	30,842
Lifetech Scientific Corp.[a,b]	56,000	83,065
Microport Scientific Corp.[a]	126,000	86,298
PW Medtech Group Ltd.[b]	140,000	74,036

		274,241
HEALTH CARE PROVIDERS & SERVICES — 0.87%
China National Accord Medicines Corp. Ltd. Class B	15,400	62,133
China Pioneer Pharma Holdings Ltd.	98,000	50,814
Jintian Pharmaceutical Group Ltd.[b]	224,000	65,008

20

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI CHINA SMALL-CAP ETF

May 31, 2014

Security	Shares	Value

Phoenix Healthcare Group Co. Ltd.[b]	70,000	$98,414

		276,369
HOTELS, RESTAURANTS & LEISURE — 3.12%
Ajisen (China) Holdings Ltd.	154,000	123,153
China LotSynergy Holdings Ltd.	1,680,000	151,684
China Travel International Investment Hong Kong Ltd.	728,000	146,484
Huangshan Tourism Development Co. Ltd. Class B	44,800	55,014
MelcoLot Ltd.[a,b]	364,000	50,706
REXLot Holdings Ltd.[a]	2,100,000	230,235
Shanghai Jin Jiang International Hotels Group Co. Ltd. Class H	364,000	90,144
Shanghai Jinjiang International Hotels Development Co. Ltd. Class B	44,800	62,675
Shanghai Jinjiang International Travel Co. Ltd. Class B	19,600	34,241
Xiao Nan Guo Restaurants Holdings Ltd.	168,000	26,436
Zhuhai Holdings Investment Group Ltd.[b]	140,000	23,114

		993,886
HOUSEHOLD DURABLES — 2.07%
Hefei Meiling Co. Ltd. Class B	35,036	21,917
Hisense Kelon Electrical Holdings Co. Ltd. Class Hb	112,000	127,126
Konka Group Co. Ltd. Class B	106,400	37,741
Skyworth Digital Holdings Ltd.	532,000	253,890
TCL Multimedia Technology Holdings Ltd.[b]	140,000	46,769
Welling Holding Ltd.	281,600	94,073
Wuxi Little Swan Co. Ltd. Class B	32,200	37,712
Yuxing Infotech Investment Holdings Ltd.	280,000	41,533

		660,761
HOUSEHOLD PRODUCTS — 0.67%
NVC Lighting Holdings Ltd.	350,000	82,162
Vinda International Holdings Ltd.	84,000	130,015

		212,177
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 1.44%
China Datang Corp. Renewable Power Co. Ltd. Class H	672,000	94,478
China Power International Development Ltd.[a]	728,000	257,285
China Power New Energy Development Co. Ltd.[b]	1,120,000	69,341
Huadian Energy Co. Ltd. Class Bb	127,400	37,838

		458,942
INDUSTRIAL CONGLOMERATES — 0.34%
Chongqing Machinery & Electric Co. Ltd. Class H	308,000	41,713
Tianjin Development Holdings Ltd.[a,b]	84,000	68,258

		109,971
INTERNET SOFTWARE & SERVICES — 0.79%
HC International Inc.[a,b]	84,000	190,255
Pacific Online Ltd.[a]	112,900	60,288

		250,543
IT SERVICES — 2.03%
Alcatel-Lucent[a,b]	504,000	103,362
Beijing Development HK Ltd.[b]	126,000	38,354
China ITS Holdings Co. Ltd.[a]	126,000	23,565
Chinasoft International Ltd.[b]	308,000	96,139
Hi Sun Technology (China) Ltd.[b]	504,000	157,318

Security	Shares	Value

Travelsky Technology Ltd. Class H	266,500	$226,869

		645,607
LEISURE EQUIPMENT & PRODUCTS — 0.53%
Goodbaby International Holdings Ltd.[a]	224,000	115,280
Jinshan Development & Construction Co. Ltd. Class Bb	54,600	32,596
Zhonglu Co. Ltd. Class B	24,760	19,511

		167,387
MACHINERY — 4.30%
Changchai Co. Ltd. Class B	47,600	27,874
China Rongsheng Heavy Industries Group Holdings Ltd.[a,b]	896,000	188,377
China Textile Machinery Co. Ltd. Class Bb	32,200	26,050
CIMC Enric Holdings Ltd.	168,000	239,661
Dalian Refrigeration Co. Ltd. Class B	22,400	18,953
EVA Precision Industrial Holdings Ltd.	280,000	55,618
First Tractor Co. Ltd. Class H	112,000	67,608
Guangzhou Shipyard International Co. Ltd. Class Ha	60,800	107,654
Jingwei Textile Machinery Co. Ltd. Class H	28,000	25,136
Lonking Holdings Ltd.[a]	546,000	96,482
Sany Heavy Equipment International Holdings Co. Ltd.	266,000	60,042
SGSB Group Co. Ltd. Class Bb	70,000	39,060
Shanghai Automation Instrumentation Co. Ltd. Class Bb	32,200	21,155
Shanghai Diesel Engine Co. Ltd. Class B	96,645	66,588
Shanghai Highly Group Co. Ltd. Class B	78,400	42,728
Shanghai Mechanical and Electrical Industry Co. Ltd. Class B	61,600	106,568
Shanghai Shibei Hi-Tech Co. Ltd. Class B	74,200	42,962
Sinotruk (Hong Kong) Ltd.	196,000	101,123
Zhengzhou Coal Mining Machinery Group Co. Ltd.	61,600	36,549

		1,370,188
MARINE — 0.43%
Sinotrans Shipping Ltd.[b]	399,000	110,134
Tianjin Marine Shipping Co. Ltd. Class Bb	93,800	25,607

		135,741
MEDIA — 1.95%
ChinaVision Media Group Ltd.[a,b]	1,120,000	264,364
Phoenix Satellite Television Holdings Ltd.[a]	364,000	128,643
SinoMedia Holding Ltd.	70,000	59,951
SMI Corp. Ltd.[b]	784,000	27,303
Viva China Holdings Ltd.[b]	565,600	43,772
Wisdom Holdings Group	182,000	98,125

		622,158
METALS & MINING — 3.83%
Bengang Steel Plates Co. Ltd. Class B	109,200	32,959
CAA Resources Ltd.	28,000	6,320
China Metal Recycling Holdings Ltd.[a,b,c]	184,800	—
China Precious Metal Resources Holdings Co. Ltd.[b]	980,000	104,915
China Rare Earth Holdings Ltd.[b]	336,000	42,038
China Vanadium Titano-Magnetite Mining Co. Ltd.	308,000	34,960
Chinalco Mining Corp.[b]	672,000	95,344
Chongqing Iron & Steel Co. Ltd. Class Hb	168,000	23,836
CITIC Dameng Holdings Ltd.[b]	322,000	22,843
Honbridge Holdings Ltd.[b]	504,000	101,412
Hunan Nonferrous Metal Corp. Ltd. Class Ha,b	448,000	132,904
Inner Mongolia Eerduosi Resourses Co. Ltd. Class B	114,800	89,831

21

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI CHINA SMALL-CAP ETF

May 31, 2014

Security	Shares	Value

MMG Ltd.	448,000	$113,258
North Mining Shares Co. Ltd.[a,b]	2,520,000	117,013
Real Gold Mining Ltd.[a,b,c]	126,000	—
Shougang Concord International Enterprises Co. Ltd.[b]	1,288,000	55,654
Shougang Fushan Resources Group Ltd.	588,000	144,858
Tiangong International Co. Ltd.[a]	336,000	60,674
Xinjiang Xinxin Mining Industry Co. Ltd. Class Ha,b	224,000	40,449

		1,219,268
MULTILINE RETAIL — 1.12%
Century Ginwa Retail Holdings Ltd.	141,000	29,644
Maoye International Holdings Ltd.	294,000	41,334
New World Department Store China Ltd.[a]	140,000	54,715
Parkson Retail Group Ltd.	322,000	95,110
Springland International Holdings[a]	322,000	134,565

		355,368
OIL, GAS & CONSUMABLE FUELS — 2.09%
China Suntien Green Energy Corp. Ltd. Class H	490,000	166,853
Hidili Industry International Development Ltd.[a,b]	196,000	22,753
MIE Holdings Corp.	280,000	50,561
Shenzhen Chiwan Petroleum Supply Base Co. Class B	19,600	40,752
Sino Oil And Gas Holdings Ltd.[a,b]	2,520,000	77,359
Sinopec Kantons Holdings Ltd.	280,000	234,388
Yanchang Petroleum International Ltd.[b]	1,400,000	72,231

		664,897
PAPER & FOREST PRODUCTS — 0.79%
China Forestry Holdings Co.[a,b,c]	306,000	—
Qunxing Paper Holdings Co. Ltd.[c]	148,000	1,718
Shandong Chenming Paper Holdings Ltd. Class B	134,423	65,366
Shandong Chenming Paper Holdings Ltd. Class H	98,000	39,817
Superb Summit International Group Ltd.[b]	1,050,000	143,558

		250,459
PERSONAL PRODUCTS — 0.26%
Prince Frog International Holdings Ltd.[a]	144,000	37,333
Real Nutriceutical Group Ltd.	210,000	45,234

		82,567
PHARMACEUTICALS — 5.20%
Beijing Tong Ren Tang Chinese Medicine Co. Ltd.[a]	70,000	93,358
China Medical System Holdings Ltd.[a]	308,300	362,661
China Shineway Pharmaceutical Group Ltd.[a]	98,000	179,493
China Traditional Chinese Medicine Co. Ltd.[b]	224,000	91,877
Consun Pharmaceutical Group Ltd.[b]	98,000	77,612
Dawnrays Pharmaceutical Holdings Ltd.	112,000	83,498
Hua Han Bio-Pharmaceutical Holdings Ltd. Class H	618,867	119,735
Lijun International Pharmaceutical (Holding) Co. Ltd.	420,000	169,561
Livzon Pharmaceutical Group Inc.[b]	15,400	87,002
Shandong Luoxin Pharmacy Stock Co. Ltd. Class H	56,000	77,287
Shanghai Dingli Technology Development Group Co. Ltd. Class B	37,800	22,718
Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co. Ltd.[b]	56,000	52,295
Tong Ren Tang Technologies Co. Ltd. Class H	84,000	238,361

		1,655,458

Security	Shares	Value

REAL ESTATE INVESTMENT TRUSTS (REITS) — 0.79%
New Century Real Estate Investment Trust	56,000	$24,920
Spring Real Estate Investment Trust	196,000	80,898
Yuexiu Real Estate Investment Trust	308,000	146,989

		252,807
REAL ESTATE MANAGEMENT & DEVELOPMENT — 13.36%
Beijing Capital Land Ltd. Class H	280,000	92,816
Beijing North Star Co. Ltd. Class H	196,000	45,000
Beijing Properties Holdings Ltd.[b]	532,000	51,464
C C Land Holdings Ltd.[a]	364,000	69,486
Carnival Group International Holdings Ltd.[b]	2,190,000	214,680
Central China Real Estate Ltd.	168,038	40,964
China Aoyuan Property Group Ltd.[a]	350,000	53,270
China New Town Development Co. Ltd.[b]	980,000	70,786
China Overseas Grand Oceans Group Ltd.	224,000	142,439
China Properties Group Ltd.[b]	154,000	32,973
China SCE Property Holdings Ltd.	357,800	77,071
China South City Holdings Ltd.[a]	588,000	286,683
CIFI Holdings Group Co. Ltd.	588,000	109,971
Fantasia Holdings Group Co. Ltd.	525,000	58,913
Future Land Development Holdings Ltd.[a]	476,000	44,205
Gemdale Properties and Investment Corp. Ltd.	840,000	51,464
Glorious Property Holdings Ltd.[b]	770,000	114,215
Goldin Properties Holdings Ltd.[b]	392,000	224,998
Greenland Hong Kong Holdings Ltd.	98,000	42,345
Guangdong Land Holdings Ltd.	168,000	30,987
Hopson Development Holdings Ltd.[a,b]	196,000	182,779
Hutchison Harbour Ring Ltd.	532,000	39,799
Jiangsu Future Land Co. Ltd. Class B	183,400	84,731
Kaisa Group Holdings Ltd.	420,000	130,557
KWG Property Holdings Ltd.[a]	329,000	207,934
Lai Fung Holdings Ltd.	1,330,000	27,105
Logan Property Holdings Co. Ltd.	196,000	62,696
Mingfa Group International Co. Ltd.[b]	784,000	217,414
Minmetals Land Ltd.[a]	364,000	40,377
New City Development Group Ltd.[b]	280,000	19,863
Powerlong Real Estate Holdings Ltd.[a,b]	294,000	40,955
Redco Properties Group Ltd.[b],d	112,000	56,918
Renhe Commercial Holdings Co. Ltd.[b]	3,304,000	172,595
Road King Infrastructure Ltd.	70,000	61,215
Shanghai Industrial Urban Development Group Ltd.[b]	420,000	81,259
Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class B	77,000	74,690
Shenzhen Investment Ltd.	616,000	201,812
Sinolink Worldwide Holdings Ltd.[b]	588,000	48,539
Sunac China Holdings Ltd.[a]	420,000	216,692
Times Property Holdings Ltd.	126,000	52,006
Top Spring International Holdings Ltd.	98,000	34,129
Wanda Commercial Properties Group Co. Ltd.[b]	266,000	90,920
Wuzhou International Holdings Ltd.	392,000	74,325
Yuzhou Properties Co. Ltd.[b]	252,440	61,214
Zall Development Group Ltd.[b]	154,000	54,028
Zhong An Real Estate Ltd.[b]	252,000	65,983

		4,255,265
ROAD & RAIL — 0.40%
Dazhong Transportation Group Co. Ltd. Class B	137,200	85,613
Shanghai Jinjiang International Industrial Investment Co. Ltd. Class B	46,200	41,210

		126,823

22

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI CHINA SMALL-CAP ETF

May 31, 2014

Security	Shares	Value

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.66%
China Ruifeng Renewable Energy Ltd.[b]	224,000	$43,916
Comtec Solar Systems Group Ltd.[b]	196,000	28,820
Landing International Development Ltd.[b]	1,540,000	105,276
Regent Manner International Holdings Ltd.	182,000	38,968
Semiconductor Manufacturing International Corp.[a,b]	5,950,000	506,517
Shanghai Fudan Microelectronics Group Co. Ltd. Class H	56,000	61,324
Shunfeng Photovoltaic International Ltd.[b]	280,000	382,100

		1,166,921
SOFTWARE — 1.72%
Boyaa Interactive International Ltd.	56,000	66,380
Forgame Holdings Ltd.[b]	11,200	43,338
Kingdee International Software Group Co. Ltd.[a,b]	505,200	165,512
NetDragon Websoft Inc.[a]	49,000	88,230
Shanghai Baosight Software Co. Ltd. Class B	32,290	58,897
Sinosoft Technology Group Ltd.	112,000	36,838
VODone Ltd.[a,b]	840,000	87,760

		546,955
SPECIALTY RETAIL — 1.55%
Boshiwa International Holding Ltd.[b,c]	153,000	14,801
China Harmony Auto Holding Ltd.[a,b]	112,000	70,497
China Yongda Automobiles Services Holdings Ltd.	98,000	88,356
China ZhengTong Auto Services Holdings Ltd.	252,000	130,340
Goldlion Holdings Ltd.[a]	98,000	42,472
Hengdeli Holdings Ltd.	616,000	114,413
Pou Sheng International Holdings Ltd.[b]	602,000	32,612

		493,491
TEXTILES, APPAREL & LUXURY GOODS — 5.09%
361 Degrees International Ltd.	182,000	40,612
Bosideng International Holdings Ltd.	784,000	130,448
CECEP COSTIN New Materials Group Ltd.	42,000	18,148
Chengde Nanjiang Co. Ltd. Class Bb	121,800	43,360
China Dongxiang (Group) Co. Ltd.	868,000	153,382
China Haidian Holdings Ltd.[b]	532,000	69,305
China Lilang Ltd.	126,000	81,097
Daphne International Holdings Ltd.[a]	280,000	110,152
Embry Holdings Ltd.	42,000	24,378
Fuguiniao Co. Ltd. Class H	28,000	30,228
Hosa International Ltd.	140,000	46,950
Lao Feng Xiang Co. Ltd. Class B	58,880	145,080
Le Saunda Holdings Ltd.	84,000	42,146
Li Ning Co. Ltd.[a,b]	273,000	192,260
Luthai Textile Co. Ltd. Class B	78,400	104,257
Peak Sport Products Co. Ltd.	168,000	45,722
Ports Design Ltd.	112,000	50,417
Shanghai Haixin Group Co. Ltd. Class Bb	116,200	52,755
Sijia Group Co. Ltd.[b,c]	96,000	11,875
Texhong Textile Group Ltd.[a]	77,000	61,676
Time Watch Investments Ltd.	140,000	19,141
Weiqiao Textile Co. Ltd. Class H	119,000	67,075
XTEP International Holdings Ltd.	189,000	80,447

		1,620,911
TRADING COMPANIES & DISTRIBUTORS — 0.48%
CITIC Resources Holdings Ltd.[b]	672,200	113,580
Jinchuan Group International Resources Co. Ltd.[b]	308,000	39,727

		153,307

Security	Shares	Value

TRANSPORTATION INFRASTRUCTURE — 4.11%
Anhui Expressway Co. Ltd. Class H	140,000	$80,356
China Dredging Environment Protection Holdings Ltd.[b]	98,000	29,578
China Resources and Transportation Group Ltd.[b]	4,200,000	186,897
Freetech Road Recycling Technology Holdings Ltd.[a,b]	126,000	39,329
Guangdong Provincial Expressway Development Co. Ltd. Class B	95,200	29,470
Hainan Meilan International Airport Co. Ltd. Class H	28,000	25,714
Hopewell Highway Infrastructure Ltd.[a]	266,000	131,749
Jinzhou Port Co. Ltd. Class B	58,800	22,403
Shenzhen Chiwan Wharf Holdings Ltd. Class B	36,400	52,819
Shenzhen Expressway Co. Ltd. Class H	196,000	94,044
Shenzhen International Holdings Ltd.[a]	259,000	308,009
Sichuan Expressway Co. Ltd. Class H	252,000	78,334
Tianjin Port Development Holdings Ltd.[a]	532,000	83,029
Xiamen International Port Co. Ltd. Class H	280,000	41,533
Yuexiu Transport Infrastructure Ltd.	196,000	106,432

		1,309,696
WATER UTILITIES — 0.96%
China Water Affairs Group Ltd.	224,000	73,097
Environmental Group Ltd.[b]	140,000	89,205
Sound Global Ltd.[b]	154,000	143,017

		305,319

TOTAL COMMON STOCKS (Cost: $32,793,126)		31,733,234

SHORT-TERM INVESTMENTS — 22.15%

MONEY MARKET FUNDS — 22.15%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[e,f,g]	6,647,335	6,647,335
BlackRock Cash Funds: Prime, SL Agency Shares
0.11%[e,f,g]	386,839	386,839
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[e,f]	20,309	20,309

		7,054,483

TOTAL SHORT-TERM INVESTMENTS (Cost: $7,054,483)		7,054,483

TOTAL INVESTMENTS IN SECURITIES — 121.79% (Cost: $39,847,609)		38,787,717
Other Assets, Less Liabilities — (21.79)%		(6,940,723)

NET ASSETS — 100.00%		$31,846,994

23

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI CHINA SMALL-CAP ETF

May 31, 2014

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Non-income earning security.
[c]	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
[d]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[e]	Affiliated issuer. See Note 2.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

24

Schedule of Investments (Unaudited)

iSHARES® DENMARK CAPPED ETF

May 31, 2014

Security	Shares	Value

COMMON STOCKS — 99.63%

BEVERAGES — 5.78%
Carlsberg A/S Class B	23,762	$2,472,063
Royal Unibrew A/Sa	4,340	698,291

		3,170,354
BIOTECHNOLOGY — 2.67%
Bavarian Nordic A/Sa	25,550	581,600
Genmab A/Sa,b	17,160	691,815
Zealand Pharma A/Sa	16,520	191,800

		1,465,215
BUILDING PRODUCTS — 1.18%
Rockwool International A/S Class B	3,242	646,106

		646,106
CHEMICALS — 7.37%
Auriga Industries A/S Class Ba	10,962	456,971
Christian Hansen Holding A/S	26,500	1,126,505
Novozymes A/S Class B	50,300	2,461,039

		4,044,515
COMMERCIAL BANKS — 11.35%
Danske Bank A/S	150,840	4,244,430
Jyske Bank A/S Registered[a]	20,420	1,130,140
Spar Nord Bank AS	16,640	182,545
Sydbank A/Sa	25,184	672,728

		6,229,843
CONSTRUCTION & ENGINEERING — 1.70%
FLSmidth & Co. A/Sb	15,480	900,890
PER Aarsleff A/S Class B	160	32,326

		933,216
DIVERSIFIED TELECOMMUNICATION SERVICES — 3.63%
TDC A/S	204,920	1,991,370

		1,991,370
ELECTRICAL EQUIPMENT — 5.94%
Vestas Wind Systems A/Sa	60,886	3,259,514

		3,259,514
FOOD PRODUCTS — 1.60%
Schouw & Co. A/S	9,796	497,918
United International Enterprises Ltd.	1,860	381,566

		879,484

Security	Shares	Value

HEALTH CARE EQUIPMENT & SUPPLIES — 8.04%
Coloplast A/S Class B	28,140	$2,428,457
GN Store Nord A/S	47,100	1,296,050
William Demant Holding A/Sa,b	7,660	688,361

		4,412,868
HOUSEHOLD DURABLES — 0.52%
Bang & Olufsen A/S Class Ba,b	25,192	287,877

		287,877
INSURANCE — 3.99%
Alm. Brand A/Sa	87,312	426,235
Topdanmark A/Sa	31,520	962,425
TrygVesta A/S	8,420	804,383

		2,193,043
MACHINERY — 1.36%
NKT Holding A/S	10,920	748,917

		748,917
MARINE — 11.60%
A.P. Moeller-Maersk A/S Class A	620	1,533,747
A.P. Moeller-Maersk A/S Class B	1,520	3,963,030
D/S Norden A/S	12,062	481,876
DFDS A/S	4,780	390,661

		6,369,314
PHARMACEUTICALS — 23.05%
ALK-Abello A/S	3,922	610,958
Novo Nordisk A/S Class B	284,220	12,045,709

		12,656,667
ROAD & RAIL — 3.09%
DSV A/S	50,800	1,694,154

		1,694,154
SOFTWARE — 1.07%
SimCorp A/S	17,440	589,906

		589,906
SPECIALTY RETAIL — 0.72%
Matas A/Sa	13,994	396,586

		396,586
TEXTILES, APPAREL & LUXURY GOODS — 4.23%
IC Companys A/S	11,460	396,014
Pandora A/S	26,040	1,924,428

		2,320,442

25

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI DENMARK CAPPED ETF

May 31, 2014

Security	Shares	Value

TRADING COMPANIES & DISTRIBUTORS — 0.74%
Solar Holdings A/S Class B	4,900	$407,187

		407,187

TOTAL COMMON STOCKS (Cost: $49,391,030)		54,696,578

SHORT-TERM INVESTMENTS — 8.27%

MONEY MARKET FUNDS — 8.27%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[c,d,e]	1,821,659	1,821,659
BlackRock Cash Funds: Prime, SL Agency Shares
0.11%[c],d,e	106,010	106,010
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	2,615,584	2,615,584

		4,543,253

TOTAL SHORT-TERM INVESTMENTS (Cost: $4,543,253)		4,543,253

TOTAL INVESTMENTS IN SECURITIES — 107.90% (Cost: $53,934,283)		59,239,831
Other Assets, Less Liabilities — (7.90)%		(4,339,187)

NET ASSETS — 100.00%		$54,900,644

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

26

Schedule of Investments (Unaudited)

iSHARES® MSCI EMERGING MARKETS LATIN AMERICA ETF

May 31, 2014

Security	Shares	Value

COMMON STOCKS — 74.27%

BRAZIL — 33.28%
ALL — America Latina Logistica SA	7,800	$28,167
AMBEV SA	82,800	585,456
Anhanguera Educacional Participacoes SA	7,200	51,680
Banco Bradesco SA	11,130	158,585
Banco do Brasil SA	15,000	152,270
Banco Santander (Brasil) SA Units	16,200	108,768
BB Seguridade Participacoes SA	12,000	152,471
BM&F Bovespa SA	33,000	161,539
BR Malls Participacoes SA	7,200	59,416
BR Properties SA	3,600	28,729
BRF SA	11,700	251,469
CCR SA	16,200	126,896
Centrais Eletricas Brasileiras SA	2,400	7,051
CETIP SA — Mercados Organizados	3,902	50,413
Cielo SA	12,728	227,147
Companhia de Saneamento Basico do Estado de Sao Paulo	6,000	58,260
Companhia de Saneamento de Minas Gerais SA	900	15,512
Companhia Siderurgica Nacional SA	12,600	48,253
Cosan SA Industria e Comercio	1,800	30,205
CPFL Energia SA	4,800	38,947
Cyrela Brazil Realty SA Empreendimentos e Participacoes	5,100	30,058
Duratex SA	5,984	24,597
EcoRodovias Infraestrutura e Logistica SA	3,600	23,304
EDP Energias do Brasil SA	4,800	20,094
Embraer SA	11,700	106,357
Estacio Participacoes SA	4,800	57,543
Fibria Celulose SAa	4,800	45,260
Hypermarcas SA	6,300	50,865
JBS SA	12,300	41,127
Klabin SA	8,700	44,372
Kroton Educacional SA	3,600	91,274
Localiza Rent A Car SA	2,520	39,883
Lojas Americanas SA	2,250	11,385
Lojas Renner SA	2,400	72,448
M Dias Branco SA	600	25,784
Multiplan Empreendimentos Imobiliarios SA	1,500	32,139
Natura Cosmeticos SA	3,300	56,803
Odontoprev SA	5,700	24,141
Petroleo Brasileiro SA	53,100	372,615
Porto Seguro SA	1,800	25,029
Qualicorp SAa	3,600	37,877
Raia Drogasil SA	3,900	33,035
Souza Cruz SA	7,200	73,668
Sul America SA Units	2,283	17,588
TIM Participacoes SA	14,700	79,691
Totvs SA	2,100	36,569
Tractebel Energia SA	3,000	44,404
Transmissora Alianca de Energia Eletrica SA	2,100	18,163
Ultrapar Participacoes SA	6,000	144,045
Vale SA	23,100	292,477
Via Varejo SAa	2,100	22,301
WEG SA	5,070	58,791

		4,394,921

Security	Shares	Value

CHILE — 7.86%
AES Gener SA	57,074	$29,963
Aguas Andinas SA Series A	56,964	36,830
Banco de Chile	355,698	47,356
Banco de Credito e Inversiones	543	31,186
Banco Santander (Chile) SA	1,077,867	67,125
CAP SA	1,323	19,019
Cencosud SA	21,366	75,348
Colbun SA	177,075	43,827
Compania Cervecerias Unidas SA	2,644	31,214
CorpBanca SA	2,284,425	27,217
Empresa Nacional de Electricidad SA	59,880	87,865
Empresa Nacional de Telecomunicaciones SA	2,364	29,692
Empresas CMPC SA	22,287	48,571
Empresas Copec SA	7,482	99,441
Enersis SA	335,022	108,471
LATAM Airlines Group SA	5,691	82,168
S.A.C.I. Falabella SA	16,299	152,142
Vina Concha y Toro SA	9,528	19,546

		1,036,981
COLOMBIA — 3.77%
Almacenes Exito SA	3,456	55,415
Cementos Argos SA	7,102	40,324
Cemex Latam Holdings SAa	2,937	26,928
Corporacion Financiera Colombiana SA NVS	1,377	27,002
Ecopetrol SA	86,955	156,799
Grupo Argos SA	4,800	54,255
Grupo de Inversiones Suramericana SA	4,132	83,198
Interconexion Electrica SA ESP	6,831	32,321
Isagen SA ESP	14,410	21,742

		497,984
MEXICO — 26.97%
Alfa SAB de CV Series A	51,600	144,272
America Movil SAB de CV Series L	599,400	578,975
Arca Continental SAB de CV	6,000	39,030
Cemex SAB de CV CPO[a]	206,903	266,256
Coca-Cola FEMSA SAB de CV Series L	7,800	89,659
Compartamos SAB de CV	19,200	33,988
Controladora Comercial Mexicana SAB de CV BC Units	7,800	30,301
El Puerto de Liverpool SAB de CV Series C1	3,900	44,039
Fibra Uno Administracion SAB de CV	24,900	76,063
Fomento Economico Mexicano SAB de CV BD Units	34,500	327,185
Genomma Lab Internacional SAB de CV Series Ba,b	13,200	33,655
Gruma SAB de CV Series Ba	3,000	31,547
Grupo Aeroportuario del Pacifico SAB de CV Series B	6,300	38,700
Grupo Aeroportuario del Sureste SAB de CV Series B	4,200	54,084
Grupo Bimbo SAB de CV Series A	30,000	86,724
Grupo Carso SAB de CV Series A1	9,900	51,337
Grupo Comercial Chedraui SAB de CV	6,300	21,443
Grupo Financiero Banorte SAB de CV Series O	43,500	314,305
Grupo Financiero Inbursa SAB de CV Series O	38,700	105,949
Grupo Financiero Santander Mexico SAB de CV Series Bb	32,100	85,286
Grupo Lala SAB de CV	7,200	18,111
Grupo Mexico SAB de CV Series B	66,000	217,154
Grupo Televisa SAB de CV CPO	46,500	313,830
Industrias Penoles SAB de CV	2,310	55,841
Kimberly-Clark de Mexico SAB de CV Series A	29,400	78,523
Mexichem SAB de CV	18,068	71,733

27

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS LATIN AMERICA ETF

May 31, 2014

Security	Shares	Value

Minera Frisco SAB de CV Series A1[a]	9,900	$19,033
OHL Mexico SAB de CVa	10,200	28,289
Promotora y Operadora Infraestructura SAB de CVa	4,800	67,062
Wal-Mart de Mexico SAB de CV Series V	93,900	238,973

		3,561,347
PERU — 2.39%
Compania de Minas Buenaventura SA SP ADR	3,330	35,598
Credicorp Ltd.	1,194	186,562
Southern Copper Corp.	3,138	93,261

		315,421

TOTAL COMMON STOCKS (Cost: $10,726,362)		9,806,654

PREFERRED STOCKS — 25.33%

BRAZIL — 23.26%
AES Tiete SA	2,100	16,019
Banco Bradesco SA	37,240	518,161
Banco do Estado do Rio Grande do Sul SA Class B	3,300	15,624
Bradespar SA	3,900	32,340
Braskem SA Class A	2,100	13,706
Centrais Eletricas Brasileiras SA Class B	5,100	22,009
Cia Brasileira de Distribuicao	2,200	99,846
Companhia Energetica de Minas Gerais	12,991	90,231
Companhia Energetica de Sao Paulo Class B	3,000	35,951
Companhia Paranaense de Energia Class B	1,500	21,553
Gerdau SA	15,300	90,925
Itau Unibanco Holding SA	43,840	682,114
Itausa — Investimentos Itau SA	55,030	209,516
Lojas Americanas SA	9,765	57,857
Metalurgica Gerdau SA	5,100	37,084
Oi SA	48,361	41,827
Petroleo Brasileiro SA	74,400	553,593
Suzano Papel e Celulose SA Class A	5,400	19,428
Telefonica Brasil SA	5,400	107,733
Usinas Siderurgicas de Minas Gerais SA Class A	7,200	25,326
Vale SA Class A	33,300	380,648

		3,071,491
CHILE — 0.55%
Embotelladora Andina SA Class B	5,424	22,759
Sociedad Quimica y Minera de Chile SA Series B	1,638	49,428

		72,187
COLOMBIA — 1.52%
Banco Davivienda SA	1,683	26,048
Bancolombia SA	7,459	103,994
Grupo Argos SA	2,064	22,483
Grupo Aval Acciones y Valores SA	22,482	15,483
Grupo de Inversiones Suramericana SA	1,626	32,911

		200,919

TOTAL PREFERRED STOCKS (Cost: $4,289,202)		3,344,597

Security	Shares	Value

RIGHTS — 0.00%

BRAZIL — 0.00%
CETIP SA — Mercados Organizados[a]	2	$4

		4

TOTAL RIGHTS (Cost: $0)		4

SHORT-TERM INVESTMENTS — 0.83%

MONEY MARKET FUNDS — 0.83%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[c],d,e	87,473	87,473
BlackRock Cash Funds: Prime, SL Agency Shares
0.11%[c],d,e	5,091	5,091
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c],d	17,097	17,097

		109,661

TOTAL SHORT-TERM INVESTMENTS (Cost: $109,661)		109,661

TOTAL INVESTMENTS IN SECURITIES — 100.43% (Cost: $15,125,225)		13,260,916
Other Assets, Less Liabilities — (0.43)%		(56,132)

NET ASSETS — 100.00%		$13,204,784

NVS — Non-Voting Shares

CPO — Certificates of Participation (Ordinary)

SP ADR — Sponsored American Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

28

Schedule of Investments (Unaudited)

iSHARES® MSCI FINLAND CAPPED ETF

May 31, 2014

Security	Shares	Value

COMMON STOCKS — 99.75%

AUTO COMPONENTS — 3.29%
Nokian Renkaat OYJ	31,332	$1,328,797

		1,328,797
BUILDING PRODUCTS — 1.01%
Uponor OYJ	21,441	405,214

		405,214
CHEMICALS — 1.31%
Kemira OYJ	33,894	529,101

		529,101
COMMERCIAL SERVICES & SUPPLIES — 1.05%
Caverion Corp.	39,921	424,899

		424,899
COMPUTERS & PERIPHERALS — 18.34%
Nokia OYJ[a]	915,129	7,398,784

		7,398,784
CONSTRUCTION & ENGINEERING — 2.55%
Outotec OYJ[b]	54,810	615,904
YIT OYJ[b]	37,968	414,474

		1,030,378
CONTAINERS & PACKAGING — 1.77%
Huhtamaki OYJ	26,355	715,658

		715,658
DIVERSIFIED TELECOMMUNICATION SERVICES — 2.96%
Elisa OYJ	40,026	1,192,846

		1,192,846
ELECTRIC UTILITIES — 5.51%
Fortum OYJ	91,119	2,224,380

		2,224,380
ELECTRICAL EQUIPMENT — 0.70%
PKC Group OYJ	9,723	283,925

		283,925
FOOD & STAPLES RETAILING — 2.12%
Kesko OYJ Class B	19,257	853,482

		853,482

Security	Shares	Value

FOOD PRODUCTS — 0.75%
Atria PLC	13,461	$131,333
HKScan OYJ Class A	32,193	170,444

		301,777
HEALTH CARE PROVIDERS & SERVICES — 0.53%
Oriola-KD OYJ Class Ba	67,473	215,445

		215,445
INSURANCE — 13.34%
Sampo OYJ Class A	106,650	5,381,674

		5,381,674
IT SERVICES — 1.43%
Tieto OYJ	20,811	578,460

		578,460
LEISURE EQUIPMENT & PRODUCTS — 1.80%
Amer Sports OYJ Class A	35,700	726,820

		726,820
MACHINERY — 18.43%
Cargotec Corp. OYJ Class B	12,033	500,799
Kone OYJ Class B	67,032	2,762,351
Konecranes OYJ	15,729	505,239
Metso OYJ	36,246	1,410,585
Valmet Corp.	46,410	517,396
Wartsila OYJ Abp	32,214	1,739,843

		7,436,213
MEDIA — 0.69%
Sanoma OYJ	37,884	279,151

		279,151
METALS & MINING — 3.27%
Outokumpu OYJ[a,b]	2,403,639	847,195
Rautaruukki OYJ[a]	32,361	469,843

		1,317,038
MULTILINE RETAIL — 0.66%
Stockmann OYJ Abp Class B	16,107	264,185

		264,185
OIL, GAS & CONSUMABLE FUELS — 1.96%
Neste Oil OYJ	38,514	789,366

		789,366
PAPER & FOREST PRODUCTS — 8.96%
Metsa Board OYJ Class B	75,327	354,617
Stora Enso OYJ Class R	150,318	1,541,451

29

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI FINLAND CAPPED ETF

May 31, 2014

Security	Shares	Value

UPM-Kymmene OYJ	97,671	$1,720,606

		3,616,674
PHARMACEUTICALS — 2.27%
Orion OYJ Class B	29,085	917,586

		917,586
PROFESSIONAL SERVICES — 0.33%
Poyry OYJ[a]	24,864	133,541

		133,541
REAL ESTATE MANAGEMENT & DEVELOPMENT — 2.68%
Citycon OYJ	102,102	376,173
Sponda OYJ	85,701	443,215
Technopolis OYJ	43,743	260,247

		1,079,635
SOFTWARE — 0.60%
F-Secure OYJ	65,856	241,734

		241,734
TRADING COMPANIES & DISTRIBUTORS — 1.44%
Cramo OYJ	12,768	282,943
Ramirent OYJ	27,006	296,282

		579,225

TOTAL COMMON STOCKS (Cost: $37,042,427)		40,245,988

SHORT-TERM INVESTMENTS — 3.51%

MONEY MARKET FUNDS — 3.51%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[c],d,e	1,329,215	1,329,215
BlackRock Cash Funds: Prime, SL Agency Shares
0.11%[c],d,e	77,353	77,353

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c],[d]	11,007	$11,007

		1,417,575

TOTAL SHORT-TERM INVESTMENTS (Cost: $1,417,575)		1,417,575

TOTAL INVESTMENTS IN SECURITIES — 103.26% (Cost: $38,460,002)		41,663,563
Other Assets, Less Liabilities — (3.26)%		(1,314,489)

NET ASSETS — 100.00%		$40,349,074

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

30

Schedule of Investments (Unaudited)

iSHARES® MSCI GERMANY SMALL-CAP ETF

May 31, 2014

Security	Shares	Value

COMMON STOCKS — 95.83%

AEROSPACE & DEFENSE — 3.96%
MTU Aero Engines Holding AG	16,948	$1,581,384
OHB AG	1,805	58,016

		1,639,400
AIRLINES — 0.07%
Air Berlin PLC[a]	13,975	27,670

		27,670
AUTO COMPONENTS — 4.19%
ElringKlinger AG	10,108	407,717
Grammer AG	3,762	219,994
LEONI AG	10,830	867,917
SAF-Holland SA	14,744	240,522

		1,736,150
BUILDING PRODUCTS — 0.17%
CENTROTEC Sustainable AG	2,774	69,441

		69,441
CAPITAL MARKETS — 1.11%
Aurelius AG	6,536	242,143
Deutsche Beteiligungs AG	3,059	83,900
MLP AG	18,962	131,443

		457,486
CHEMICALS — 6.79%
H&R AGa	4,294	43,084
Symrise AG	39,919	2,166,059
Wacker Chemie AG	5,092	602,348

		2,811,491
COMMERCIAL BANKS — 0.22%
Comdirect Bank AG	8,303	90,639

		90,639
COMMERCIAL SERVICES & SUPPLIES — 4.54%
Bilfinger Berger SE	14,972	1,765,974
Cewe Stiftung & Co. KGAA	1,520	113,039

		1,879,013
COMPUTERS & PERIPHERALS — 1.53%
Wincor Nixdorf AG	9,709	632,148

		632,148

Security	Shares	Value

CONSTRUCTION & ENGINEERING — 0.18%
Bauer AG	2,983	$74,957

		74,957
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.34%
QSC AG	30,153	142,692

		142,692
ELECTRICAL EQUIPMENT — 1.94%
Nordex SEa,b	22,230	486,557
SGL Carbon SEa,b	9,329	318,374

		804,931
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.94%
Jenoptik AG	13,756	236,605
LPKF Laser & Electronics AG	7,239	151,627

		388,232
ENERGY EQUIPMENT & SERVICES — 0.44%
C.A.T. oil AG	7,087	180,840

		180,840
FOOD PRODUCTS — 1.91%
KWS Saat AG	722	249,355
Suedzucker AG	26,657	541,985

		791,340
HEALTH CARE EQUIPMENT & SUPPLIES — 1.18%
Carl Zeiss Meditec AG Bearer	10,393	310,794
Draegerwerk AG & Co. KGaA	950	86,555
STRATEC Biomedical AG	1,824	90,809

		488,158
HEALTH CARE PROVIDERS & SERVICES — 2.62%
Rhoen Klinikum AG	32,832	1,083,958

		1,083,958
HEALTH CARE TECHNOLOGY — 0.50%
CompuGroup Medical AG	7,600	205,234

		205,234
HOTELS, RESTAURANTS & LEISURE — 2.49%
Tipp24 SE	1,957	131,318
TUI AG	52,725	898,605

		1,029,923
INDUSTRIAL CONGLOMERATES — 3.06%
Indus Holding AG	7,942	387,703
Rheinmetall AG	12,844	881,047

		1,268,750

31

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI GERMANY SMALL-CAP ETF

May 31, 2014

Security	Shares	Value

INTERNET & CATALOG RETAIL — 0.67%
Takkt AG	10,336	$209,585
zooplus AGa,b	950	69,107

		278,692
INTERNET SOFTWARE & SERVICES — 0.22%
XING AG	722	93,043

		93,043
IT SERVICES — 5.63%
Bechtle AG	5,035	445,209
CANCOM SEb	4,427	222,153
Wirecard AG	38,133	1,665,101

		2,332,463
LIFE SCIENCES TOOLS & SERVICES — 3.71%
Evotec AGa,b	33,554	168,493
Gerresheimer AG	10,089	679,674
MorphoSys AGa	7,581	687,403

		1,535,570
MACHINERY — 12.34%
DEUTZ AG	29,241	246,986
DMG MORI SEIKI AG	20,482	652,743
Duerr AG	8,360	716,058
Gesco AG	960	98,261
Heidelberger Druckmaschinen AGa,b	76,532	259,931
Homag Group AG	2,432	76,825
KION Group AG	6,327	290,172
Krones AG	4,541	443,044
KUKA AG	9,272	529,238
NORMA Group SE	10,279	561,119
Pfeiffer Vacuum Technology AG	3,192	348,234
R Stahl AG	991	62,833
Rational AG	1,102	342,250
Vossloh AG	3,002	293,055
Wacker Neuson SE	8,816	186,463

		5,107,212
MEDIA — 1.56%
Borussia Dortmund GmbH & Co. KGaA	15,979	83,946
CTS Eventim AG	6,878	426,049
Stroer Out-Of-Home Media AGa	7,030	134,299

		644,294
METALS & MINING — 2.76%
Aurubis AG	11,039	601,928
Salzgitter AG	12,673	542,221

		1,144,149
OIL, GAS & CONSUMABLE FUELS — 0.11%
CropEnergies AG	7,334	45,935

		45,935

Security	Shares	Value

PHARMACEUTICALS — 2.22%
Stada Arzneimittel AG	19,589	$920,855

		920,855
PROFESSIONAL SERVICES — 0.91%
Amadeus Fire AG	1,539	130,917
Bertrandt AG	1,577	245,316

		376,233
REAL ESTATE INVESTMENT TRUSTS (REITS) — 1.06%
Alstria Office REIT AG	22,895	307,040
Hamborner REIT AG	12,711	133,035

		440,075
REAL ESTATE MANAGEMENT & DEVELOPMENT — 8.59%
Deutsche EuroShop AG	15,694	781,657
DIC Asset AG	12,198	130,894
GAGFAH SAa	41,154	686,797
LEG Immobilien AGa	17,233	1,216,917
PATRIZIA Immobilien AGa	10,849	137,618
Prime Office AGa	24,719	115,695
TAG Immobilien AG	38,646	485,684

		3,555,262
ROAD & RAIL — 0.63%
Sixt SE	4,237	181,109
VTG AG	3,686	80,953

		262,062
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.78%
AIXTRON SEa	34,998	512,428
Dialog Semiconductor PLC[a]	22,116	684,899
Kontron AG	15,523	106,037
Manz Automation AGa	855	84,165
SMA Solar Technology AGa	3,420	137,039
Solarworld AGa	1,482	38,746

		1,563,314
SOFTWARE — 2.77%
Init Innovation in Traffic Systems AG	1,824	55,292
Nemetschek AG	1,653	157,870
PSI AGa	3,325	64,042
RIB Software AG	5,909	107,804
Software AG	19,817	763,781

		1,148,789
SPECIALTY RETAIL — 0.48%
Delticom AGb	1,717	80,878
Tom Tailor Holding AGa,b	5,947	118,073

		198,951
TEXTILES, APPAREL & LUXURY GOODS — 1.41%
Bijou Brigitte modische Accessoires AG	1,292	122,952

32

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI GERMANY SMALL-CAP ETF

May 31, 2014

Security	Shares	Value

Gerry Weber International AG	8,645	$460,478

		583,430
THRIFTS & MORTGAGE FINANCE — 1.88%
Aareal Bank AG	16,416	777,408

		777,408
TRADING COMPANIES & DISTRIBUTORS — 1.98%
BayWa AG Registered	4,389	245,430
Kloeckner & Co. SEa	34,105	574,511

		819,941
TRANSPORTATION INFRASTRUCTURE — 0.48%
Hamburger Hafen und Logistik AG	7,828	197,612

		197,612
WIRELESS TELECOMMUNICATION SERVICES — 4.46%
Drillisch AG	15,485	571,463
Freenet AG	41,002	1,274,525

		1,845,988

TOTAL COMMON STOCKS (Cost: $34,468,347)		39,673,731

PREFERRED STOCKS — 3.93%

BIOTECHNOLOGY — 0.63%
Biotest AG	2,109	259,005

		259,005
BUILDING PRODUCTS — 0.16%
Villeroy & Boch AG Preferred	3,667	67,076

		67,076
CONSTRUCTION MATERIALS — 0.38%
STO SE & Co. KGaA	779	159,023

		159,023
HEALTH CARE EQUIPMENT & SUPPLIES — 1.36%
Draegerwerk AG & Co. KGaA	2,090	217,658
Sartorius AG	2,850	346,118

		563,776
MACHINERY — 0.90%
Jungheinrich AG	5,111	371,028

		371,028

Security	Shares	Value

ROAD & RAIL — 0.50%
Sixt SE	5,814	$206,073

		206,073

TOTAL PREFERRED STOCKS (Cost: $1,382,577)		1,625,981

SHORT-TERM INVESTMENTS — 3.81%

MONEY MARKET FUNDS — 3.81%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[c],d,e	1,483,831	1,483,831
BlackRock Cash Funds: Prime, SL Agency Shares
0.11%[c],d,e	86,351	86,351
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c],d	8,193	8,193

		1,578,375

TOTAL SHORT-TERM INVESTMENTS (Cost: $1,578,375)		1,578,375

TOTAL INVESTMENTS IN SECURITIES — 103.57% (Cost: $37,429,299)		42,878,087
Other Assets, Less Liabilities — (3.57)%		(1,476,513)

NET ASSETS — 100.00%		$41,401,574

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

33

Schedule of Investments (Unaudited)

iSHARES® MSCI HONG KONG SMALL-CAP ETF

May 31, 2014

Security	Shares	Value

COMMON STOCKS — 98.91%

AIR FREIGHT & LOGISTICS — 1.70%
Kerry Logistics Network Ltd.	80,000	$126,919

		126,919
AUTO COMPONENTS — 2.53%
Xinyi Glass Holdings Co. Ltd.	270,000	189,450

		189,450
BIOTECHNOLOGY — 0.52%
CK Life Sciences International (Holdings) Inc.	400,000	38,695

		38,695
CAPITAL MARKETS — 2.58%
Artel Solutions Group Holdings Ltd.	475,000	37,986
Guotai Junan International Holdings Ltd.[a]	90,000	48,291
Haitong International Securities Group Ltd.[a]	75,000	37,050
Value Partners Group Ltd.	110,000	69,522

		192,849
COMMERCIAL BANKS — 8.06%
Dah Sing Banking Group Ltd.	58,000	96,804
Dah Sing Financial Holdings Ltd.	20,000	106,927
Wing Hang Bank Ltd.	25,000	399,203

		602,934
COMMUNICATIONS EQUIPMENT — 4.05%
VTech Holdings Ltd.	22,500	302,691

		302,691
CONSTRUCTION & ENGINEERING — 1.06%
Hsin Chong Construction Group Ltd.	220,000	31,781
SOCAM Development Ltd.	41,000	47,225

		79,006
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.83%
Citic Telecom International Holdings Ltd.	180,000	62,686
Hutchison Telecommunications Hong Kong Holdings Ltd.	200,000	74,294

		136,980
ELECTRICAL EQUIPMENT — 2.50%
Johnson Electric Holdings Ltd.	197,500	171,696
Neo-Neon Holdings Ltd.[b]	72,500	15,430

		187,126
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 4.70%
FIH Mobile Ltd.[b]	365,000	207,618
Truly International Holdings Ltd.	200,000	122,018

Security	Shares	Value

VST Holdings Ltd.	100,400	$21,885

		351,521
ENERGY EQUIPMENT & SERVICES — 1.65%
Hilong Holding Ltd.	95,000	56,366
SPT Energy Group Inc.	110,000	66,968

		123,334
HEALTH CARE PROVIDERS & SERVICES — 1.13%
Town Health International Medical Group Ltd.	440,000	84,561

		84,561
HOTELS, RESTAURANTS & LEISURE — 11.38%
Cafe de Coral Holdings Ltd.	50,000	156,715
Century City International Holdings Ltd.	200,000	15,220
Dorsett Hospitality International Ltd.	85,000	14,582
Emperor Entertainment Hotel Ltd.	75,000	29,795
Macau Legend Development Ltd.[a,b]	219,500	172,985
Melco International Development Ltd.[a]	115,000	366,377
Paradise Entertainment Ltd.[b]	32,000	25,466
Regal Hotels International Holdings Ltd.	48,000	29,346
Tsui Wah Holdings Ltd.[a]	80,000	40,655

		851,141
HOUSEHOLD DURABLES — 1.22%
Man Wah Holdings Ltd.	46,000	74,759
Samson Holding Ltd.	125,000	16,123

		90,882
INDUSTRIAL CONGLOMERATES — 4.82%
Hopewell Holdings Ltd.	77,500	269,398
Shun Tak Holdings Ltd.	190,000	90,675

		360,073
INTERNET SOFTWARE & SERVICES — 0.40%
SUNeVision Holdings Ltd.	95,000	30,021

		30,021
IT SERVICES — 0.75%
China Public Procurement Ltd.[b]	1,100,000	56,043

		56,043
LEISURE EQUIPMENT & PRODUCTS — 0.88%
Lung Cheong International Holdings Ltd.[b]	380,000	40,191
Playmates Toys Ltd.	80,000	25,900

		66,091
MACHINERY — 0.56%
Singamas Container Holdings Ltd.	200,000	42,048

		42,048

34

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI HONG KONG SMALL-CAP ETF

May 31, 2014

Security	Shares	Value

MARINE — 4.99%
Orient Overseas International Ltd.	30,000	$153,619
Pacific Basin Shipping Ltd.	240,000	149,517
SITC International Holdings Co. Ltd.	160,000	69,961

		373,097
MEDIA — 4.01%
Hong Kong Television Network Ltd.[b]	55,000	16,600
Television Broadcasts Ltd.	45,000	283,537

		300,137
METALS & MINING — 1.53%
CST Mining Group Ltd.[b]	3,000,000	20,508
G-Resources Group Ltd.[b]	3,075,000	78,135
IRC Ltd.[b]	170,000	16,007

		114,650
OIL, GAS & CONSUMABLE FUELS — 2.43%
Brightoil Petroleum (Holdings) Ltd.[b]	360,000	94,725
Newocean Energy Holdings Ltd.	130,000	86,690

		181,415
PHARMACEUTICALS — 0.58%
United Laboratories International Holdings Ltd. (The)[a,b]	70,000	43,338

		43,338
REAL ESTATE INVESTMENT TRUSTS (REITS) — 3.95%
Champion REIT	315,000	149,517
Prosperity REIT	155,000	48,582
Regal REIT	135,000	36,219
Sunlight REIT	145,000	60,783

		295,101
REAL ESTATE MANAGEMENT & DEVELOPMENT — 7.58%
CSI Properties Ltd.	700,000	25,281
Emperor International Holdings Ltd.	150,000	32,891
Far East Consortium International Ltd.	125,000	44,983
Great Eagle Holdings Ltd.	35,000	124,823
K. Wah International Holdings Ltd.	150,000	104,283
Kowloon Development Co. Ltd.	50,000	61,589
Lai Sun Development Co. Ltd.[b]	1,390,000	33,706
Langham Hospitality Investments Ltd.	122,500	57,671
Midland Holdings Ltd.[a,b]	80,000	36,941
Polytec Asset Holdings Ltd.	175,000	26,635
Soundwill Holdings Ltd.	10,000	17,774

		566,577
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.40%
United Photovoltaics Group Ltd.[a,b]	370,000	30,066
Xinyi Solar Holdings Ltd.[b]	280,000	74,759

		104,825

Security	Shares	Value

SOFTWARE — 0.77%
IGG Inc.	75,000	$57,462

		57,462
SPECIALTY RETAIL — 12.38%
Bonjour Holdings Ltd.	211,000	31,570
Chow Sang Sang Holdings International Ltd.	40,000	98,130
Dickson Concepts International Ltd.	32,500	19,241
Emperor Watch & Jewellery Ltd.	450,000	32,504
Esprit Holdings Ltd.	253,550	374,130
Giordano International Ltd.	160,000	89,360
I.T Ltd.	70,000	23,024
Luk Fook Holdings International Ltd.	45,000	113,763
Sa Sa International Holdings Ltd.[a]	140,000	94,983
Stelux Holdings International Ltd.	58,000	17,431
Trinity Ltd.	130,000	31,188

		925,324
TEXTILES, APPAREL & LUXURY GOODS — 5.36%
Pacific Textile Holdings Ltd.	70,000	85,774
Sitoy Group Holdings Ltd.	40,000	24,300
Stella International Holdings Ltd.	65,000	172,289
Texwinca Holdings Ltd.	90,000	95,074
YGM Trading Ltd.	10,040	23,129

		400,566
TRADING COMPANIES & DISTRIBUTORS — 0.84%
Summit Ascent Holdings Ltd.[b]	40,000	62,841

		62,841
WIRELESS TELECOMMUNICATION SERVICES — 0.77%
SmarTone Telecommunications Holding Ltd.	50,000	57,333

		57,333

TOTAL COMMON STOCKS (Cost: $7,210,754)		7,395,031

SHORT-TERM INVESTMENTS — 10.26%

MONEY MARKET FUNDS — 10.26%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[c],d,e	723,536	723,536
BlackRock Cash Funds: Prime, SL Agency Shares
0.11%[c],d,e	42,106	42,106

35

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI HONG KONG SMALL-CAP ETF

May 31, 2014

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c],d	1,673	$1,673

		767,315

TOTAL SHORT-TERM INVESTMENTS (Cost: $767,315)		767,315

TOTAL INVESTMENTS IN SECURITIES — 109.17% (Cost: $7,978,069)		8,162,346
Other Assets, Less Liabilities — (9.17)%		(685,671)

NET ASSETS — 100.00%		$7,476,675

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

36

Consolidated Schedule of Investments (Unaudited)

iSHARES® MSCI INDIA ETF

May 31, 2014

Security	Shares	Value

COMMON STOCKS — 99.88%

AUTOMOBILES — 6.79%
Bajaj Auto Ltd.	291,264	$9,582,038
Hero Motocorp Ltd.	276,832	10,990,123
Mahindra & Mahindra Ltd.	1,174,896	24,565,646
Tata Motors Ltd.	2,656,800	18,661,446

		63,799,253
BEVERAGES — 1.72%
United Breweries Ltd.	228,944	2,924,276
United Spirits Ltd.	277,488	13,233,863

		16,158,139
CHEMICALS — 0.91%
Asian Paints Ltd.	997,776	8,571,181

		8,571,181
COMMERCIAL BANKS — 8.55%
HDFC Bank Ltd.	1,330,368	17,848,185
ICICI Bank Ltd.	760,960	18,261,623
Kotak Mahindra Bank Ltd.	1,094,208	16,085,357
State Bank of India	517,584	22,268,200
Yes Bank Ltd.	612,704	5,904,107

		80,367,472
CONSTRUCTION & ENGINEERING — 3.04%
Larsen & Toubro Ltd.	1,092,896	28,584,714

		28,584,714
CONSTRUCTION MATERIALS — 1.64%
ACC Ltd.	78,064	1,766,315
Ambuja Cements Ltd.	2,358,320	8,684,556
Ultratech Cement Ltd.	123,328	4,971,941

		15,422,812
CONSUMER FINANCE — 1.40%
Mahindra & Mahindra Financial Services Ltd.	966,288	4,952,451
Shriram Transport Finance Co. Ltd.	511,680	8,202,120

		13,154,571
DIVERSIFIED FINANCIAL SERVICES — 1.40%
Power Finance Corp. Ltd.	915,776	4,524,637
Reliance Capital Ltd.	340,464	3,050,002
Rural Electrification Corp. Ltd.	1,027,296	5,558,073

		13,132,712
ELECTRIC UTILITIES — 1.77%
Power Grid Corp. of India Ltd.	2,721,088	5,618,087
Reliance Infrastructure Ltd.	364,736	4,263,998

Security	Shares	Value

Tata Power Co. Ltd.	3,846,128	$6,756,271

		16,638,356
ELECTRICAL EQUIPMENT — 0.89%
Bharat Heavy Electricals Ltd.	2,036,880	8,348,830

		8,348,830
FOOD PRODUCTS — 0.99%
GlaxoSmithKline Consumer Healthcare Ltd.[a]	34,768	2,597,185
Nestle India Ltd.	80,032	6,719,221

		9,316,406
GAS UTILITIES — 0.75%
GAIL (India) Ltd.	1,099,456	7,029,522

		7,029,522
HEALTH CARE PROVIDERS & SERVICES — 0.43%
Apollo Hospitals Enterprise Ltd.	265,024	4,071,117

		4,071,117
HOUSEHOLD PRODUCTS — 2.85%
Hindustan Unilever Ltd.	2,624,656	26,799,563

		26,799,563
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 1.98%
NTPC Ltd.	5,718,352	15,532,163
Reliance Power Ltd.[a]	1,945,696	3,116,604

		18,648,767
INDUSTRIAL CONGLOMERATES — 1.15%
Aditya Birla Nuvo Ltd.	130,544	2,878,861
Jaiprakash Associates Ltd.	3,462,368	4,280,351
Siemens Ltd.	246,656	3,621,573

		10,780,785
IT SERVICES — 19.50%
HCL Technologies Ltd.	848,864	20,378,339
Infosys Ltd.	1,592,768	79,231,380
Tata Consultancy Services Ltd.	1,630,160	59,075,023
Tech Mahindra Ltd.	194,176	6,319,182
Wipro Ltd.	2,137,248	18,308,934

		183,312,858
LIFE SCIENCES TOOLS & SERVICES — 0.32%
Divi’s Laboratories Ltd.	137,760	2,972,949

		2,972,949
METALS & MINING — 5.32%
Hindalco Industries Ltd.	3,865,808	9,682,511
Jindal Steel & Power Ltd.	1,268,704	6,392,903
JSW Steel Ltd.	293,232	6,011,529
Sesa Sterlite Ltd.	4,111,808	19,515,257

37

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI INDIA ETF

May 31, 2014

Security	Shares	Value

Tata Steel Ltd.	1,043,696	$8,391,606

		49,993,806
OIL, GAS & CONSUMABLE FUELS — 13.54%
Bharat Petroleum Corp. Ltd.	601,552	5,313,081
Cairn India Ltd.	1,590,144	9,086,345
Coal India Ltd.	1,752,176	10,998,174
Oil & Natural Gas Corp. Ltd.	2,669,920	17,086,313
Oil India Ltd.	417,216	4,024,945
Reliance Industries Ltd.	4,482,448	80,765,991

		127,274,849
PERSONAL PRODUCTS — 0.89%
Dabur India Ltd.	907,248	2,893,398
Godrej Consumer Products Ltd.	413,280	5,451,183

		8,344,581
PHARMACEUTICALS — 6.59%
Aurobindo Pharma Ltd.	454,608	5,153,096
Cipla Ltd.	1,197,200	7,791,221
Dr. Reddy’s Laboratories Ltd.	406,720	16,936,801
Piramal Enterprises Ltd.	239,440	2,739,438
Ranbaxy Laboratories Ltd.[a]	440,832	3,337,387
Sun Pharmaceuticals Industries Ltd.	2,513,792	25,978,120

		61,936,063
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.56%
DLF Ltd.	1,482,560	5,271,380

		5,271,380
THRIFTS & MORTGAGE FINANCE — 8.66%
Housing Development Finance Corp. Ltd.	5,137,792	76,236,521
LIC Housing Finance Ltd.	962,352	5,184,714

		81,421,235
TOBACCO — 4.74%
ITC Ltd.	7,713,248	44,609,959

		44,609,959
TRADING COMPANIES & DISTRIBUTORS — 0.39%
Adani Enterprises Ltd.	457,888	3,710,993

		3,710,993
TRANSPORTATION INFRASTRUCTURE — 0.70%
Adani Ports and Special Economic Zone Ltd.	1,722,656	6,632,328

		6,632,328
WIRELESS TELECOMMUNICATION SERVICES — 2.41%
Bharti Airtel Ltd.	2,079,520	12,109,711
Idea Cellular Ltd.	2,762,416	6,444,391

Security	Shares	Value

Reliance Communications Ltd.	1,789,568	$4,135,480

		22,689,582

TOTAL COMMON STOCKS (Cost: $801,563,049)		938,994,783

TOTAL INVESTMENTS IN SECURITIES — 99.88% (Cost: $801,563,049)		938,994,783
Other Assets, Less Liabilities — 0.12%		1,121,874

NET ASSETS — 100.00%		$940,116,657

[a]	Non-income earning security.

See accompanying notes to schedules of investments.

38

Consolidated Schedule of Investments (Unaudited)

iSHARES® MSCI INDIA SMALL-CAP ETF

May 31, 2014

Security	Shares	Value

COMMON STOCKS — 100.38%

AIRLINES — 0.19%
Jet Airways India Ltd.[a]	3,355	$13,695

		13,695
AUTO COMPONENTS — 5.88%
Amtek Auto Ltd.	14,120	46,429
Amtek India Ltd.	10,887	13,763
Apollo Tyres Ltd.	22,915	68,311
Bharat Forge Ltd.	17,855	151,582
MRF Ltd.	240	92,334
Tube Investments of India Ltd.	12,170	54,496

		426,915
AUTOMOBILES — 0.76%
TVS Motor Co. Ltd.	25,025	55,098

		55,098
BEVERAGES — 0.21%
Radico Khaitan Ltd.	8,750	15,356

		15,356
BIOTECHNOLOGY — 1.13%
Biocon Ltd.	11,085	82,035

		82,035
BUILDING PRODUCTS — 0.68%
Kajaria Ceramics Ltd.	5,420	49,770

		49,770
CAPITAL MARKETS — 1.11%
IIFL Holdings Ltd.	28,655	52,664
Religare Enterprises Ltd.[a]	4,630	28,318

		80,982
CHEMICALS — 7.63%
BASF India Ltd.	1,195	15,997
Bayer CropScience Ltd.	1,760	45,404
Berger Paints India Ltd.	14,775	61,886
Coromandel International Ltd.	11,130	48,615
EID Parry India Ltd.[a]	8,866	29,753
Godrej Industries Ltd.	14,365	71,740
Gujarat Fluorochemicals Ltd.	5,465	37,378
Gujarat State Fertilisers & Chemicals Ltd.	31,432	39,682
Linde India Ltd.	3,245	20,338
PI Industries Ltd.	8,125	40,721
Rallis India Ltd.	7,260	22,840
Supreme Industries Ltd.	6,040	51,947
UPL Ltd.	13,380	68,338

		554,639

Security	Shares	Value

COMMERCIAL BANKS — 7.16%
Allahabad Bank	18,000	$38,534
Andhra Bank	31,207	50,304
DCB Bank Ltd.[a]	17,220	20,268
Indian Bank	11,300	32,663
Jammu & Kashmir Bank Ltd. (The)	3,950	100,140
Karnataka Bank Ltd.	21,856	49,915
Karur Vysya Bank Ltd.	8,106	61,464
Oriental Bank of Commerce	10,725	61,538
State Bank of Bikaner and Jaipur	1,895	16,370
State Bank of Travancore	265	2,248
Syndicate Bank	21,585	51,579
Vijaya Bank	41,146	34,956

		519,979
CONSTRUCTION & ENGINEERING — 4.74%
ALSTOM India Ltd.	2,405	19,923
Engineers India Ltd.	14,480	68,271
GMR Infrastructure Ltd.	168,782	95,259
IRB Infrastructure Developers Ltd.	21,270	70,948
Lanco Infratech Ltd.[a]	96,896	18,038
Voltas Ltd.	22,850	72,197

		344,636
CONSTRUCTION MATERIALS — 2.32%
Century Textiles & Industries Ltd.	7,585	61,332
India Cements Ltd.	37,790	63,857
Ramco Cements Ltd. (The)	9,617	43,146

		168,335
CONSUMER FINANCE — 4.17%
Bajaj Finance Ltd.	3,425	117,134
Kailash Auto Finance Ltd.[a]	24,500	14,864
Manappuram Finance Ltd.	49,497	17,423
SE Investments Ltd.	5,535	34,953
SKS Microfinance Ltd.[a]	10,060	50,087
Sundaram Finance Ltd.	4,545	68,560

		303,021
CONTAINERS & PACKAGING — 0.29%
Ess Dee Aluminium Ltd.	1,930	21,059

		21,059
DIVERSIFIED FINANCIAL SERVICES — 1.79%
Credit Analysis & Research Ltd.	1,040	16,188
Global Infratech & Finance Ltd.[a]	11,494	8,558
IFCI Ltd.	109,837	67,475
PMC Fincorp Ltd.	1,030	14,386
SREI Infrastructure Finance Ltd.	34,730	23,157

		129,764
ELECTRIC UTILITIES — 2.12%
CESC Ltd.	11,200	109,451
Torrent Power Ltd.	16,760	44,559

		154,010

39

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI INDIA SMALL-CAP ETF

May 31, 2014

Security	Shares	Value

ELECTRICAL EQUIPMENT — 3.69%
Amara Raja Batteries Ltd.	7,296	$50,284
Havells India Ltd.	9,066	148,886
Suzlon Energy Ltd.[a]	185,565	69,088

		268,258
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.10%
Redington India Ltd.	44,711	79,563

		79,563
FOOD PRODUCTS — 5.27%
Balrampur Chini Mills Ltd.	17,647	21,816
Britannia Industries Ltd.	5,285	78,805
Kaveri Seed Co. Ltd.	2,920	31,340
McLeod Russel India Ltd.	6,787	30,776
Rasoya Proteins Ltd.[a]	126,280	35,903
Shree Renuka Sugars Ltd.	73,147	30,700
Tata Global Beverages Ltd.	56,062	141,460
Zydus Wellness Ltd.	1,290	12,004

		382,804
GAS UTILITIES — 1.89%
Gujarat Gas Co. Ltd.	7,411	46,901
Gujarat State Petronet Ltd.	38,745	47,767
Indraprastha Gas Ltd.	7,882	42,978

		137,646
HEALTH CARE PROVIDERS & SERVICES — 0.33%
Fortis Healthcare Ltd.[a]	13,250	23,668

		23,668
HOTELS, RESTAURANTS & LEISURE — 2.34%
Cox & Kings Ltd.	12,195	34,713
EIH Ltd.	16,935	23,057
Indian Hotels Co. Ltd.	73,950	112,070

		169,840
HOUSEHOLD DURABLES — 1.37%
Bajaj Electricals Ltd.	3,722	18,956
TTK Prestige Ltd.	417	23,017
Videocon Industries Ltd.	11,210	32,991
Whirlpool of India Ltd.[a]	4,842	24,288

		99,252
HOUSEHOLD PRODUCTS — 0.31%
Jyothy Laboratories Ltd.	7,195	22,344

		22,344
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 1.30%
Jaiprakash Power Ventures Ltd.[a]	104,340	40,083
PTC India Ltd.	37,325	54,134

		94,217

Security	Shares	Value

INDUSTRIAL CONGLOMERATES — 1.70%
MAX India Ltd.	27,696	$123,575

		123,575
INTERNET SOFTWARE & SERVICES — 1.28%
Just Dial Ltd.[a]	3,910	93,118

		93,118
IT SERVICES — 5.12%
eClerx Services Ltd.	2,450	45,409
Hexaware Technologies Ltd.	18,349	44,607
MindTree Ltd.	4,650	118,808
Mphasis Ltd.	13,370	99,760
Persistent Systems Ltd.	1,800	32,524
Polaris Financial Technology Ltd.	8,790	31,157

		372,265
MACHINERY — 5.20%
Ashok Leyland Ltd.	222,395	121,755
Greaves Cotton Ltd.	7,155	12,296
Jain Irrigation Systems Ltd.	50,347	94,363
Lakshmi Machine Works Ltd.	350	19,894
SKF India Ltd.	1,815	28,767
Thermax Ltd.	6,731	100,800

		377,875
MEDIA — 3.36%
DEN Networks Ltd.[a]	7,526	28,256
Dish TV India Ltd.[a]	53,300	46,454
Hathway Cable & Datacom Ltd.[a]	11,845	65,830
Jagran Prakashan Ltd.	17,425	35,401
PVR Ltd.	2,290	22,563
TV18 Broadcast Ltd.[a]	76,835	45,576

		244,080
METALS & MINING — 1.15%
Jindal Saw Ltd.	25,732	38,909
Maharashtra Seamless Ltd.	4,040	20,511
MOIL Ltd.	4,581	24,037

		83,457
MULTILINE RETAIL — 0.60%
Shoppers Stop Ltd.	3,306	22,183
Trent Ltd.	1,215	21,436

		43,619
OIL, GAS & CONSUMABLE FUELS — 0.68%
Gujarat Mineral Development Corp. Ltd.	19,415	49,531

		49,531
PERSONAL PRODUCTS — 0.29%
Bajaj Corp. Ltd.	5,380	20,727

		20,727

40

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI INDIA SMALL-CAP ETF

May 31, 2014

Security	Shares	Value

PHARMACEUTICALS — 3.68%
Alembic Pharmaceuticals Ltd.	8,170	$34,082
AstraZeneca Pharma India Ltd.[a]	1,020	19,521
FDC Ltd.	7,560	15,263
Natco Pharma Ltd.	1,270	16,238
Sun Pharma Advanced Research Co. Ltd.[a]	12,527	33,030
Torrent Pharmaceuticals Ltd.	7,560	78,216
Unichem Laboratories Ltd.	5,896	18,898
Wockhardt Ltd.	5,155	51,860

		267,108
REAL ESTATE MANAGEMENT & DEVELOPMENT — 6.30%
Anant Raj Industries Ltd.[a]	13,630	15,178
Delta Corp. Ltd.	8,520	13,575
Godrej Properties Ltd.	7,400	30,450
Housing Development & Infrastructure Ltd.[a]	46,800	71,836
Indiabulls Real Estate Ltd.	37,680	54,903
Oberoi Realty Ltd.	8,140	33,034
Prestige Estates Projects Ltd.	14,845	52,017
Sobha Developers Ltd.	9,346	71,182
Sunteck Realty Ltd.	7	41
Unitech Ltd.[a]	245,255	115,177

		457,393
SOFTWARE — 1.52%
KPIT Technologies Ltd.	14,145	38,157
NIIT Technologies Ltd.	5,242	34,722
Vakrangee Ltd.	17,820	37,923

		110,802
TEXTILES, APPAREL & LUXURY GOODS — 4.75%
Arvind Ltd.	25,830	79,863
Bata India Ltd.	2,426	47,526
Bombay Dyeing & Manufacturing Co. Ltd.	19,770	24,190
Page Industries Ltd.	910	99,552
Rajesh Exports Ltd.	18,705	38,018
Raymond Ltd.	6,911	39,643
Vardhman Textiles Ltd.	2,615	16,549

		345,341
THRIFTS & MORTGAGE FINANCE — 4.20%
Dewan Housing Finance Corp. Ltd.	10,045	51,551
Gruh Finance Ltd.	7,485	44,557
Indiabulls Housing Finance Ltd.	31,635	209,249

		305,357
TRANSPORTATION INFRASTRUCTURE — 2.16%
Gateway Distriparks Ltd.	9,190	34,503
Gujarat Pipavav Port Ltd.[a]	41,850	89,416
GVK Power & Infrastructure Ltd.[a]	120,490	33,339

		157,258

Security	Shares	Value

WATER UTILITIES — 0.61%
Tech Wabag Ltd.	2,215	$44,231

		44,231

TOTAL COMMON STOCKS (Cost: $5,703,144)		7,292,623

TOTAL INVESTMENTS IN SECURITIES — 100.38% (Cost: $5,703,144)		7,292,623
Other Assets, Less Liabilities — (0.38)%		(27,896)

NET ASSETS — 100.00%		$7,264,727

[a]	Non-income earning security.

See accompanying notes to schedules of investments.

41

Schedule of Investments (Unaudited)

iSHARES® MSCI INDONESIA ETF

May 31, 2014

Security	Shares	Value

COMMON STOCKS — 99.39%

AIRLINES — 0.16%
PT Garuda Indonesia (Persero) Tbk[a]	20,490,785	$768,734

		768,734
AUTO COMPONENTS — 0.33%
PT Gajah Tunggal Tbk	6,181,086	929,149
PT Selamat Sempurna Tbk	1,985,800	705,873

		1,635,022
AUTOMOBILES — 9.87%
PT Astra International Tbk	79,789,830	48,352,295

		48,352,295
BUILDING PRODUCTS — 0.33%
PT Arwana Citramulia Tbk	18,810,000	1,603,079

		1,603,079
CAPITAL MARKETS — 0.11%
PT Minna Padi Investama Tbk[a]	3,428,400	516,829

		516,829
COMMERCIAL BANKS — 27.62%
PT Bank Bukopin Tbk	12,536,299	692,584
PT Bank Central Asia Tbk	48,592,658	44,846,757
PT Bank Danamon Indonesia Tbk	13,223,160	4,711,636
PT Bank Mandiri (Persero) Tbk	36,790,380	32,063,565
PT Bank Negara Indonesia (Persero) Tbk	29,403,558	12,025,866
PT Bank Pembangunan Daerah Jawa Barat dan Banten Tbk	9,555,136	707,939
PT Bank Pembangunan Daerah Jawa Timur Tbk	11,760,500	428,112
PT Bank Rakyat Indonesia (Persero) Tbk	43,758,872	38,230,449
PT Bank Tabungan Negara (Persero) Tbk	16,657,526	1,555,178

		135,262,086
COMMERCIAL SERVICES & SUPPLIES — 0.42%
PT Hanson International Tbk[a]	38,073,842	2,038,214

		2,038,214
CONSTRUCTION & ENGINEERING — 1.27%
PT Adhi Karya (Persero) Tbk	3,549,900	951,708
PT Inovisi Infracom Tbk[a]	1,133,205	157,241
PT Pembangunan Perumahan (Persero) Tbk	8,589,500	1,405,220
PT Surya Semesta Internusa Tbk	13,910,374	851,899
PT Total Bangun Persada Tbk	4,699,900	336,138
PT Waskita Karya (Persero) Tbk	13,288,900	819,530
PT Wijaya Karya (Persero) Tbk	8,470,539	1,701,363

		6,223,099
CONSTRUCTION MATERIALS — 5.38%
PT Indocement Tunggal Prakarsa Tbk	5,804,344	11,260,676
PT Semen Baturaja Tbk	9,694,500	360,378
PT Semen Gresik (Persero) Tbk	11,690,355	14,744,366

		26,365,420

Security	Shares	Value

DIVERSIFIED TELECOMMUNICATION SERVICES — 10.07%
PT Telekomunikasi Indonesia (Persero) Tbk	198,668,890	$43,817,764
PT XL Axiata Tbk	11,774,200	5,521,520

		49,339,284
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.27%
PT Erajaya Swasembada Tbk[a]	4,592,600	529,084
PT Sigmagold Inti Perkasa Tbk[a]	20,603,600	785,319

		1,314,403
FOOD PRODUCTS — 7.64%
PT Astra Agro Lestari Tbk	1,551,570	3,631,405
PT Bisi International Tbk	5,652,333	263,856
PT BW Plantation Tbk	7,049,952	778,967
PT Charoen Pokphand Indonesia Tbk	29,087,225	9,405,077
PT Indofood CBP Sukses Makmur Tbk	4,596,877	4,016,115
PT Indofood Sukses Makmur Tbk	17,305,530	10,116,509
PT Japfa Comfeed Indonesia Tbk	18,909,900	2,129,894
PT Malindo Feedmill Tbk	3,006,400	763,510
PT Nippon Indosari Corpindo Tbk	5,985,800	651,132
PT Perusahaan Perkebunan London Sumatra Indonesia Tbk	12,102,100	2,394,505
PT Salim Ivomas Pratama Tbk	15,586,000	1,395,064
PT Sampoerna Agro Tbk	2,607,372	527,058
PT Tiga Pilar Sejahtera Food Tbk	6,343,500	1,363,785

		37,436,877
GAS UTILITIES — 4.08%
PT Perusahaan Gas Negara (Persero) Tbk	42,999,907	19,980,685

		19,980,685
HEALTH CARE PROVIDERS & SERVICES — 0.03%
PT Siloam International Hospitals Tbk[a]	115,276	148,106

		148,106
HOUSEHOLD PRODUCTS — 3.06%
PT Unilever Indonesia Tbk	6,014,804	15,004,811

		15,004,811
INSURANCE — 0.22%
PT Panin Financial Tbk[a]	50,591,678	1,066,000

		1,066,000
MACHINERY — 2.51%
PT United Tractors Tbk	6,616,196	12,283,173

		12,283,173
MARINE — 0.63%
PT Berlian Laju Tanker Tbk[a,b]	20,137,514	—
PT Trada Maritime Tbk[a]	19,179,900	3,063,856

		3,063,856

42

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI INDONESIA ETF

May 31, 2014

Security	Shares	Value

MEDIA — 3.63%
PT Global Mediacom Tbk	24,927,000	$4,376,904
PT Media Nusantara Citra Tbk	18,898,664	4,581,004
PT MNC Investama Tbk	113,210,200	3,102,978
PT MNC Sky Vision Tbk	2,798,684	496,212
PT Surya Citra Media Tbk	17,290,500	4,694,722
PT Visi Media Asia Tbk[a]	22,714,800	538,929

		17,790,749
METALS & MINING — 0.71%
PT Aneka Tambang (Persero) Tbk	13,159,366	1,352,569
PT Borneo Lumbung Energi & Metal Tbk[a]	19,514,076	198,901
PT Krakatau Steel (Persero) Tbk[a]	12,436,400	504,913
PT Timah (Persero) Tbk	11,742,780	1,433,273

		3,489,656
MULTILINE RETAIL — 2.76%
PT Matahari Department Store Tbk[a]	6,325,700	7,869,875
PT Matahari Putra Prima Tbk	4,239,800	1,125,772
PT Mitra Adiperkasa Tbk	2,944,200	1,305,031
PT Multipolar Tbk	27,736,886	1,864,964
PT Ramayana Lestari Sentosa Tbk	12,586,800	1,336,842

		13,502,484
OIL, GAS & CONSUMABLE FUELS — 4.44%
PT Adaro Energy Tbk	56,737,339	5,953,168
PT Benakat Integra Tbk[a]	86,345,610	1,028,012
PT Bukit Asam (Persero) Tbk	3,178,750	2,913,287
PT Bumi Resources Tbk[a]	57,319,817	981,924
PT Energi Mega Persada Tbk[a]	158,376,242	1,288,715
PT Golden Eagle Energy Tbk[a]	1,239,934	631,915
PT Harum Energy Tbk	3,196,800	664,003
PT Indika Energy Tbk	6,206,900	364,174
PT Indo Tambangraya Megah Tbk	1,558,480	3,824,450
PT Medco Energi Internasional Tbk	6,567,752	1,828,282
PT Resource Alam Indonesia Tbk	1,151,405	159,767
PT Sugih Energy Tbk[a]	52,603,057	2,104,122

		21,741,819
PAPER & FOREST PRODUCTS — 0.19%
PT Indah Kiat Pulp and Paper Tbk[a]	7,666,333	916,020

		916,020
PERSONAL PRODUCTS — 0.17%
PT Industri Jamu Dan Farmasi Sido Muncul Tbk	11,825,500	850,828

		850,828
PHARMACEUTICALS — 2.24%
PT Kalbe Farma Tbk	83,148,285	10,967,740

		10,967,740

Security	Shares	Value

REAL ESTATE MANAGEMENT & DEVELOPMENT — 6.61%
PT Agung Podomoro Land Tbk	24,242,900	$556,497
PT Alam Sutera Realty Tbk	42,599,916	1,824,408
PT Bekasi Fajar Industrial Estate Tbk	15,182,300	656,708
PT Bumi Serpong Damai Tbk	28,967,222	3,994,623
PT Ciputra Development Tbk	41,846,722	3,781,438
PT Ciputra Property Tbk	10,908,840	691,438
PT Ciputra Surya Tbk	3,119,780	670,719
PT Gading Development Tbk[a]	4,820,251	20,644
PT Intiland Development Tbk	24,516,020	1,043,637
PT Kawasan Industri Jababeka Tbk	67,417,717	1,426,311
PT Lippo Cikarang Tbk[a]	1,646,000	1,163,126
PT Lippo Karawaci Tbk	77,474,248	6,868,167
PT Modernland Realty Tbk[a]	34,582,218	1,332,934
PT Nirvana Development Tbk[a]	14,255,100	321,121
PT Pakuwon Jati Tbk	76,240,938	2,664,351
PT Sentul City Tbk[a]	86,633,050	1,090,797
PT Summarecon Agung Tbk	39,807,658	4,279,110

		32,386,029
ROAD & RAIL — 0.10%
PT Express Transindo Utama Tbk	4,228,400	490,748

		490,748
SPECIALTY RETAIL — 0.77%
PT ACE Hardware Indonesia Tbk	30,420,979	2,345,086
PT Electronic City Indonesia Tbk[a]	1,003,331	165,002
PT Mitra Pinasthika Mustika Tbk[a]	7,036,600	804,613
PT Tiphone Mobile Indonesia Tbk[a]	6,502,600	451,144

		3,765,845
TEXTILES, APPAREL & LUXURY GOODS — 0.12%
PT Sri Rejeki Isman Tbk[a]	32,980,400	576,274

		576,274
TOBACCO — 1.74%
PT Gudang Garam Tbk	1,907,229	8,502,892

		8,502,892
TRADING COMPANIES & DISTRIBUTORS — 0.03%
PT Hexindo Adiperkasa Tbk	499,021	156,438

		156,438
TRANSPORTATION INFRASTRUCTURE — 0.94%
PT Jasa Marga (Persero) Tbk	8,040,900	4,046,277
PT Nusantara Infrastructure Tbk[a]	30,028,100	565,840

		4,612,117

43

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI INDONESIA ETF

May 31, 2014

Security	Shares	Value

WIRELESS TELECOMMUNICATION SERVICES — 0.94%
PT Tower Bersama Infrastructure Tbk[a]	7,022,261	$4,616,347

		4,616,347

TOTAL COMMON STOCKS (Cost: $561,716,767)		486,767,959

SHORT-TERM INVESTMENTS — 0.11%

MONEY MARKET FUNDS — 0.11%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c],d	529,759	529,759

		529,759

TOTAL SHORT-TERM INVESTMENTS (Cost: $529,759)		529,759

TOTAL INVESTMENTS IN SECURITIES — 99.50% (Cost: $562,246,526)		487,297,718
Other Assets, Less Liabilities — 0.50%		2,448,245

NET ASSETS — 100.00%		$489,745,963

[a]	Non-income earning security.
[b]	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

44

Schedule of Investments (Unaudited)

iSHARES® MSCI IRELAND CAPPED ETF

May 31, 2014

Security	Shares	Value

COMMON STOCKS — 99.85%

AIRLINES — 6.75%
Aer Lingus Group PLC	2,638,376	$5,112,280
Ryanair Holdings PLC SP ADR[a]	112,073	6,372,471

		11,484,751
BEVERAGES — 4.43%
C&C Group PLC	1,228,752	7,545,124

		7,545,124
BUILDING PRODUCTS — 4.60%
Kingspan Group PLC	436,816	7,823,255

		7,823,255
CAPITAL MARKETS — 0.13%
TVC Holdings PLC	175,352	226,116

		226,116
COMMERCIAL BANKS — 9.39%
Bank of Ireland[a]	41,557,872	15,991,605

		15,991,605
CONSTRUCTION MATERIALS — 21.70%
CRH PLC	1,348,628	36,952,645

		36,952,645
CONTAINERS & PACKAGING — 4.72%
Smurfit Kappa Group PLC	332,948	8,041,542

		8,041,542
FOOD & STAPLES RETAILING — 1.21%
Fyffes PLC	692,208	1,020,117
Total Produce PLC	719,256	1,040,349

		2,060,466
FOOD PRODUCTS — 20.41%
Donegal Investment Group PLC	25,534	209,054
Glanbia PLC	491,740	7,669,577
Kerry Group PLC Class A	289,800	22,085,702
Origin Enterprises PLC	438,012	4,792,275

		34,756,608
HEALTH CARE PROVIDERS & SERVICES — 4.36%
UDG Healthcare PLC	1,286,988	7,426,035

		7,426,035

Security	Shares	Value

HOTELS, RESTAURANTS & LEISURE — 4.29%
Paddy Power PLC	102,488	$7,311,361

		7,311,361
INSURANCE — 2.96%
FBD Holdings PLC	217,488	5,045,148

		5,045,148
INTERNET SOFTWARE & SERVICES — 0.15%
Datalex PLC	133,400	249,383

		249,383
LIFE SCIENCES TOOLS & SERVICES — 4.55%
ICON PLC[a]	183,080	7,738,792

		7,738,792
MARINE — 3.06%
Irish Continental Group PLC	141,956	5,212,632

		5,212,632
PROFESSIONAL SERVICES — 0.27%
CPL Resources PLC	48,300	461,355

		461,355
REAL ESTATE INVESTMENT TRUSTS (REITS) — 2.46%
Hibernia REIT PLC[a]	2,868,744	4,188,565

		4,188,565
TRADING COMPANIES & DISTRIBUTORS — 4.41%
Grafton Group PLC Units	783,564	7,504,723

		7,504,723

TOTAL COMMON STOCKS (Cost: $145,535,950)		170,020,106

45

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI IRELAND CAPPED ETF

May 31, 2014

Security	Shares	Value

SHORT-TERM INVESTMENTS — 0.00%

MONEY MARKET FUNDS — 0.00%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[b,c]	3,465	$3,465

		3,465

TOTAL SHORT-TERM INVESTMENTS (Cost: $3,465)		3,465

TOTAL INVESTMENTS IN SECURITIES — 99.85% (Cost: $145,539,415)		170,023,571
Other Assets, Less Liabilities — 0.15%		262,653

NET ASSETS — 100.00%		$170,286,224

SP ADR — Sponsored American Depositary Receipts

[a]	Non-income earning security.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

46

Schedule of Investments (Unaudited)

iSHARES® MSCI NEW ZEALAND CAPPED ETF

May 31, 2014

Security	Shares	Value

COMMON STOCKS — 99.78%

AIR FREIGHT & LOGISTICS — 1.90%
Freightways Ltd.	777,000	$3,364,727

		3,364,727
AIRLINES — 2.61%
Air New Zealand Ltd.	2,489,928	4,630,092

		4,630,092
CHEMICALS — 1.78%
Nuplex Industries Ltd.	1,064,868	3,164,627

		3,164,627
CONSTRUCTION MATERIALS — 13.43%
Fletcher Building Ltd.	3,135,636	23,829,085

		23,829,085
DIVERSIFIED TELECOMMUNICATION SERVICES — 12.45%
Chorus Ltd.	2,096,976	3,035,824
Telecom Corp. of New Zealand Ltd.	8,336,664	19,041,592

		22,077,416
ELECTRIC UTILITIES — 10.29%
Contact Energy Ltd.	1,580,208	7,312,560
Infratil Ltd.	2,514,708	5,220,656
Mighty River Power Ltd.	2,939,748	5,716,159

		18,249,375
FOOD PRODUCTS — 0.87%
a2 Milk Co. Ltd.[a]	1,148,280	760,503
Synlait Milk Ltd.[a]	298,704	786,252

		1,546,755
HEALTH CARE EQUIPMENT & SUPPLIES — 4.75%
Fisher & Paykel Healthcare Corp. Ltd.	2,156,952	8,424,749

		8,424,749
HEALTH CARE PROVIDERS & SERVICES — 9.18%
Metlifecare Ltd.	421,176	1,573,530
Ryman Healthcare Ltd.	1,620,612	11,448,829
Summerset Group Holdings Ltd.	1,095,192	3,254,745

		16,277,104
HOTELS, RESTAURANTS & LEISURE — 4.52%
SKYCITY Entertainment Group Ltd.	2,357,964	8,008,586

		8,008,586

Security	Shares	Value

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 2.95%
Meridian Energy Ltd.	4,963,812	$5,226,316

		5,226,316
INTERNET & CATALOG RETAIL — 3.17%
Trade Me Group Ltd.	1,837,836	5,617,822

		5,617,822
MEDIA — 5.12%
Sky Network Television Ltd.	1,621,284	9,085,770

		9,085,770
MULTILINE RETAIL — 1.18%
Warehouse Group Ltd.(The)	712,656	2,087,650

		2,087,650
OIL, GAS & CONSUMABLE FUELS — 2.69%
New Zealand Oil & Gas Ltd.	2,357,964	1,551,663
Z Energy Ltd.	976,164	3,224,268

		4,775,931
REAL ESTATE INVESTMENT TRUSTS (REITS) — 5.20%
Goodman Property Trust	5,200,524	4,724,867
Kiwi Income Property Trust	4,418,736	4,502,337

		9,227,204
REAL ESTATE MANAGEMENT & DEVELOPMENT — 3.70%
Argosy Property Ltd.	2,735,376	2,264,542
Precinct Properties New Zealand Ltd.	4,604,460	4,300,610

		6,565,152
SOFTWARE — 4.82%
Diligent Board Member Services Inc.[a,b]	409,416	1,456,591
Xero Ltd.[a]	261,156	7,095,919

		8,552,510
SPECIALTY RETAIL — 1.34%
Kathmandu Holdings Ltd.	775,740	2,377,837

		2,377,837
TRANSPORTATION INFRASTRUCTURE — 7.83%
Auckland International Airport Ltd.	4,239,564	13,895,276

		13,895,276

TOTAL COMMON STOCKS (Cost: $153,259,632)		176,983,984

47

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI NEW ZEALAND CAPPED ETF

May 31, 2014

Security	Shares	Value

SHORT-TERM INVESTMENTS — 0.96%

MONEY MARKET FUNDS — 0.96%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[c],d,e	1,561,613	$1,561,613
BlackRock Cash Funds: Prime, SL Agency Shares
0.11%[c],d,e	90,877	90,877
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c],d	44,453	44,453

		1,696,943

TOTAL SHORT-TERM INVESTMENTS (Cost: $1,696,943)		1,696,943

TOTAL INVESTMENTS IN SECURITIES — 100.74% (Cost: $154,956,575)		178,680,927
Other Assets, Less Liabilities — (0.74)%		(1,305,425)

NET ASSETS — 100.00%		$177,375,502

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

48

Schedule of Investments (Unaudited)

iSHARES® MSCI NORWAY CAPPED ETF

May 31, 2014

Security	Shares	Value

COMMON STOCKS — 99.72%

AIRLINES — 0.80%
Norwegian Air Shuttle ASa,b	3,255	$135,464

		135,464
AUTO COMPONENTS — 0.10%
Kongsberg Automotive Holding ASA[a]	13,960	16,523

		16,523
CHEMICALS — 4.91%
Borregaard ASA	12,535	90,023
Yara International ASA	16,175	739,227

		829,250
COMMERCIAL BANKS — 10.66%
DNB ASA	86,945	1,634,540
SpareBank 1 SMN	4,410	27,168
SpareBank 1 SMN	15,725	138,862

		1,800,570
COMMERCIAL SERVICES & SUPPLIES — 1.01%
Tomra Systems ASA	20,205	170,813

		170,813
COMPUTERS & PERIPHERALS — 0.07%
Thin Film Electronics ASA[a]	13,115	12,163

		12,163
DIVERSIFIED FINANCIAL SERVICES — 0.82%
Aker ASA Class A	3,720	137,628

		137,628
DIVERSIFIED TELECOMMUNICATION SERVICES — 8.80%
Telenor ASA	62,610	1,485,199

		1,485,199
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.06%
IDEX ASA[a]	10,140	10,558

		10,558
ENERGY EQUIPMENT & SERVICES — 21.98%
Aker Solutions ASA	19,810	348,213
Archer Ltd.[a]	47,260	81,094
Awilco Drilling PLC	475	10,457
BW Offshore Ltd.	63,945	88,100
Deep Sea Supply PLC[a]	25,505	38,427
Dolphin Group ASA[a]	47,170	46,116
Electromagnetic GeoServices ASa	33,945	39,608

Security	Shares	Value

Fred Olsen Energy ASA	4,465	$122,360
Kvaerner ASA	31,300	61,830
Ocean Yield ASA	1,615	10,490
Odfjell Drilling Ltd.	1,880	10,700
Petroleum Geo-Services ASA	25,445	274,747
Polarcus Ltd.[a]	70,070	43,636
Prosafe SE	30,440	255,047
Seadrill Ltd.[b]	31,965	1,206,146
Sevan Drilling ASa	87,930	50,195
Songa Offshore SEa	96,850	41,182
Subsea 7 SA	29,240	584,947
TGS-NOPEC Geophysical Co. ASA	12,190	397,524

		3,710,819
FOOD PRODUCTS — 8.99%
Austevoll Seafood ASA	15,965	100,224
Bakkafrost P/F	2,095	39,105
Cermaq ASA	6,155	75,733
Leroey Seafood Group ASA	3,360	112,497
Marine Harvest ASA	32,300	388,238
Orkla ASA	84,640	749,553
Salmar ASA[a]	3,345	53,198

		1,518,548
HOUSEHOLD DURABLES — 0.33%
BWG Homes ASA	22,570	55,353

		55,353
INSURANCE — 4.70%
Gjensidige Forsikring ASA	24,140	446,147
Storebrand ASA[a]	58,525	347,809

		793,956
INTERNET SOFTWARE & SERVICES — 1.20%
Opera Software ASA[b]	15,855	202,783

		202,783
IT SERVICES — 0.77%
Atea ASA	10,350	129,083

		129,083
MACHINERY — 0.09%
Hexagon Composites ASA	2,285	14,918

		14,918
MARINE — 1.97%
American Shipping ASA[a]	1,220	10,416
Golden Ocean Group Ltd.	60,585	110,145
Stolt-Nielsen Ltd.[b]	4,675	128,742
Wilh Wilhelmsen ASA	9,025	83,474

		332,777

49

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI NORWAY CAPPED ETF

May 31, 2014

Security	Shares	Value

MEDIA — 3.16%
Schibsted ASA	9,105	$533,481

		533,481
METALS & MINING — 4.40%
Norsk Hydro ASA	136,605	743,226

		743,226
OIL, GAS & CONSUMABLE FUELS — 22.45%
BW LPG Ltd.[c]	5,445	77,480
Det norske oljeselskap ASA[a,b]	10,020	106,180
DNO International ASA[a]	77,860	282,582
Hoegh LNG Holdings Ltd.[a]	6,420	67,978
Statoil ASA	106,155	3,255,645

		3,789,865
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.73%
Norwegian Property ASA[a]	76,685	96,282
Selvaag Bolig ASA	8,445	27,709

		123,991
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.72%
Nordic Semiconductor ASA[a,b]	21,670	114,635
REC Silicon ASA[a,b]	233,145	148,392
REC Solar ASA[a]	1,625	27,611

		290,638

TOTAL COMMON STOCKS (Cost: $15,625,223)		16,837,606

SHORT-TERM INVESTMENTS — 6.99%

MONEY MARKET FUNDS — 6.99%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[d,e,f]	1,106,929	1,106,929
BlackRock Cash Funds: Prime, SL Agency Shares
0.11%[d,e,f]	64,417	64,417

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[d,e]	8,312	$8,312

		1,179,658

TOTAL SHORT-TERM INVESTMENTS (Cost: $1,179,658)		1,179,658

TOTAL INVESTMENTS IN SECURITIES — 106.71% (Cost: $16,804,881)		18,017,264
Other Assets, Less Liabilities — (6.71)%		(1,132,633)

NET ASSETS — 100.00%		$16,884,631

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

50

Schedule of Investments (Unaudited)

iSHARES® MSCI PHILIPPINES ETF

May 31, 2014

Security	Shares	Value

COMMON STOCKS — 100.45%

AIRLINES — 0.58%
Cebu Air Inc.	1,626,600	$2,026,047

		2,026,047
BEVERAGES — 0.33%
Pepsi-Cola Products Philippines Inc.	10,443,200	1,148,024

		1,148,024
CHEMICALS — 0.59%
D&L Industries Inc.	9,730,900	2,034,916

		2,034,916
COMMERCIAL BANKS — 13.69%
Asia United Bank[a]	646,030	1,051,247
Bank of the Philippine Islands	5,965,149	11,519,943
BDO Unibank Inc.	10,820,556	21,861,208
East West Banking Corp.[a]	2,176,200	1,516,949
Metropolitan Bank & Trust Co.	2,169,967	4,141,064
Philippine National Bank[a]	1,748,512	3,656,470
Rizal Commercial Banking Corp.	2,943,228	3,726,542

		47,473,423
CONSTRUCTION & ENGINEERING — 0.24%
EEI Corp.	3,438,027	832,890

		832,890
DIVERSIFIED FINANCIAL SERVICES — 8.17%
Ayala Corp.	1,366,048	19,294,199
Metro Pacific Investments Corp.	79,003,100	9,027,894

		28,322,093
ELECTRIC UTILITIES — 0.77%
First Philippine Holdings Corp.	1,711,179	2,655,446

		2,655,446
FOOD & STAPLES RETAILING — 1.02%
Cosco Capital Inc.[a]	15,770,700	3,532,233

		3,532,233
FOOD PRODUCTS — 7.17%
RFM Corp.	7,483,300	1,128,780
San Miguel Pure Foods Co. Inc.	243,077	1,322,188
Universal Robina Corp.	6,584,450	22,422,193

		24,873,161
HOTELS, RESTAURANTS & LEISURE — 4.86%
Jollibee Foods Corp.	3,178,303	13,009,578

Security	Shares	Value

Melco Crown Philippines Resorts Corp.[a]	11,791,200	$3,503,270
PhilWeb Corp.	3,070,646	343,171

		16,856,019
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 6.06%
Aboitiz Power Corp.	11,254,215	9,259,553
Energy Development Corp.	56,700,920	7,749,320
First Gen Corp.	8,923,237	3,997,154

		21,006,027
INDUSTRIAL CONGLOMERATES — 22.78%
Aboitiz Equity Ventures Inc.	12,925,860	16,011,464
Alliance Global Group Inc.	15,588,739	10,563,504
DMCI Holdings Inc.	6,058,000	9,864,758
JG Summit Holdings Inc.	18,530,102	20,878,392
SM Investments Corp.	1,206,554	21,674,127

		78,992,245
MEDIA — 1.04%
ABS-CBN Holdings Corp. PDR	2,400,000	1,982,859
Lopez Holdings Corp.	14,415,650	1,634,136

		3,616,995
METALS & MINING — 1.26%
Atlas Consolidated Mining & Development Corp.	6,430,931	2,040,026
Nickel Asia Corp.	3,801,000	2,341,148

		4,381,174
OIL, GAS & CONSUMABLE FUELS — 0.08%
Philex Petroleum Corp.[a]	1,563,787	277,339

		277,339
REAL ESTATE MANAGEMENT & DEVELOPMENT — 19.28%
Ayala Land Inc.	42,927,840	29,432,869
Belle Corp.	32,283,767	4,043,310
Filinvest Land Inc.	77,018,590	2,798,756
Megaworld Corp.	90,197,000	9,688,628
SM Prime Holdings Inc.	44,694,635	17,119,920
Vista Land & Lifescapes Inc.	26,427,900	3,774,983

		66,858,466
TRANSPORTATION INFRASTRUCTURE — 2.77%
International Container Terminal Services Inc.	3,887,140	9,594,586

		9,594,586
WATER UTILITIES — 0.89%
Manila Water Co. Inc.	5,346,429	3,103,629

		3,103,629
WIRELESS TELECOMMUNICATION SERVICES — 8.87%
Globe Telecom Inc.	250,995	9,694,471

51

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI PHILIPPINES ETF

May 31, 2014

Security	Shares	Value

Philippine Long Distance Telephone Co.	326,847	$21,065,216

		30,759,687

TOTAL COMMON STOCKS (Cost: $354,608,985)		348,344,400

SHORT-TERM INVESTMENTS — 0.02%

MONEY MARKET FUNDS — 0.02%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[b,c]	62,470	62,470

		62,470

TOTAL SHORT-TERM INVESTMENTS (Cost: $62,470)		62,470

TOTAL INVESTMENTS IN SECURITIES — 100.47% (Cost: $354,671,455)		348,406,870
Other Assets, Less Liabilities — (0.47)%		(1,640,213)

NET ASSETS — 100.00%		$346,766,657

PDR	— Philippine Depositary Receipt

[a]	Non-income earning security.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

52

Schedule of Investments (Unaudited)

iSHARES® MSCI POLAND CAPPED ETF

May 31, 2014

Security	Shares	Value

COMMON STOCKS — 99.72%

AIR FREIGHT & LOGISTICS — 0.38%
Integer.pl SAa	17,744	$1,499,015

		1,499,015
BUILDING PRODUCTS — 0.46%
Rovese SAa	4,337,662	1,817,916

		1,817,916
CHEMICALS — 4.40%
Boryszew SAa	1,177,985	1,904,804
Ciech SA	299,630	3,065,218
Grupa Azoty SA	255,714	6,717,102
Synthos SA	3,348,871	4,873,617
Zaklady Chemiczne Police SA	77,352	638,154

		17,198,895
COMMERCIAL BANKS — 39.57%
Alior Bank SAa	205,584	5,664,194
Bank Handlowy w Warszawie SA	199,023	7,864,899
Bank Millennium SA	2,676,183	7,285,916
Bank Pekao SA	613,012	37,525,567
Bank Zachodni WBK SA	133,045	16,069,191
Getin Holding SAb	2,546,066	2,764,267
Getin Noble Bank SAa	7,341,802	7,801,407
mBank SAb	83,090	13,600,185
Powszechna Kasa Oszczednosci Bank Polski SA	4,190,530	56,144,777

		154,720,403
CONSTRUCTION & ENGINEERING — 0.95%
Budimex SA	86,494	3,710,596

		3,710,596
DIVERSIFIED FINANCIAL SERVICES — 0.70%
Warsaw Stock Exchange SA	225,137	2,745,211

		2,745,211
DIVERSIFIED TELECOMMUNICATION SERVICES — 4.17%
Netia SA	2,032,075	3,419,985
Orange Polska SA	3,741,663	12,903,138

		16,323,123
ELECTRIC UTILITIES — 10.97%
ENEA SA	1,066,233	5,629,716
Energa SA	829,964	5,173,752
Polska Grupa Energetyczna SA	2,954,264	20,424,324
Tauron Polska Energia SA	6,141,443	10,822,462
Zespol Elektrowni Patnow Adamow Konin SAa	105,723	839,071

		42,889,325

Security	Shares	Value

FOOD & STAPLES RETAILING — 1.58%
Eurocash SA	429,627	$6,167,302

		6,167,302
FOOD PRODUCTS — 0.78%
Kernel Holding SAa	330,114	3,050,257

		3,050,257
INSURANCE — 9.86%
Powszechny Zaklad Ubezpieczen SA	261,838	38,571,918

		38,571,918
MACHINERY — 0.42%
Kopex SA	389,753	1,646,318

		1,646,318
MEDIA — 3.49%
Cyfrowy Polsat SA	1,086,927	7,812,187
TVN SA	1,133,515	5,824,119

		13,636,306
METALS & MINING — 6.92%
Jastrzebska Spolka Weglowa SA	223,847	3,467,438
KGHM Polska Miedz SA	616,373	23,574,442

		27,041,880
OIL, GAS & CONSUMABLE FUELS — 11.09%
Grupa Lotos SAa	427,514	5,248,167
Lubelski Wegiel Bogdanka SA	203,948	7,739,834
Polski Koncern Naftowy Orlen SA	1,198,472	16,682,028
Polskie Gornictwo Naftowe i Gazownictwo SA	8,918,777	13,685,877

		43,355,906
REAL ESTATE MANAGEMENT & DEVELOPMENT — 1.78%
Globe Trade Centre SAa,b	1,669,015	4,406,204
LC Corp. SAa	3,136,750	2,008,150
Polski Holding Nieruchomosci SA	56,509	537,062

		6,951,416
SOFTWARE — 1.85%
Asseco Poland SA	450,213	6,076,531
CD Projekt SAa,b	231,283	1,160,117

		7,236,648
WIRELESS TELECOMMUNICATION SERVICES — 0.35%
Midas SAa,b	7,284,656	1,370,245

		1,370,245

TOTAL COMMON STOCKS (Cost: $411,718,936)		389,932,680

53

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI POLAND CAPPED ETF

May 31, 2014

Security	Shares	Value

SHORT-TERM INVESTMENTS — 0.79%

MONEY MARKET FUNDS — 0.79%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[c],d,e	2,693,781	$2,693,781
BlackRock Cash Funds: Prime, SL Agency Shares
0.11%[c],d,e	156,763	156,763
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c],d	247,443	247,443

		3,097,987

TOTAL SHORT-TERM INVESTMENTS (Cost: $3,097,987)		3,097,987

TOTAL INVESTMENTS IN SECURITIES — 100.51% (Cost: $414,816,923)		393,030,667
Other Assets, Less Liabilities — (0.51)%		(2,000,879)

NET ASSETS — 100.00%		$391,029,788

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

54

Schedule of Investments (Unaudited)

iSHARES® MSCI SINGAPORE SMALL-CAP ETF

May 31, 2014

Security	Shares	Value

COMMON STOCKS — 99.39%

AIR FREIGHT & LOGISTICS — 4.34%
CWT Ltd.	72,000	$101,655
Singapore Post Ltd.	504,000	661,333

		762,988
AIRLINES — 0.49%
Tiger Airways Holdings Ltd.[a,b]	204,800	86,582

		86,582
CAPITAL MARKETS — 1.30%
ARA Asset Management Ltd.	162,500	228,134

		228,134
COMMERCIAL SERVICES & SUPPLIES — 1.18%
Keppel Infrastructure Trust	108,000	90,025
United Envirotech Ltd.	114,000	117,760

		207,785
CONSTRUCTION & ENGINEERING — 3.47%
Charisma Energy Services Ltd.[b]	876,000	35,637
Chip Eng Seng Corp. Ltd.[a]	126,000	74,877
Civmec Ltd.[a]	78,000	45,108
Rotary Engineering Ltd.	78,000	49,153
United Engineers Ltd.	132,000	249,543
Yoma Strategic Holdings Ltd.[a]	240,000	155,067

		609,385
DISTRIBUTORS — 0.35%
GSH Corp. Ltd.[a,b]	1,032,000	61,740

		61,740
DIVERSIFIED CONSUMER SERVICES — 0.29%
Raffles Education Corp. Ltd.[b]	198,000	50,540

		50,540
DIVERSIFIED FINANCIAL SERVICES — 0.60%
k1 Ventures Ltd.	264,000	37,905
Rowsley Ltd.[b]	294,000	66,837

		104,742
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.98%
Venture Corp. Ltd.	90,000	523,352

		523,352
ENERGY EQUIPMENT & SERVICES — 6.49%
Boustead Singapore Ltd.	84,000	123,958
Dyna-Mac Holdings Ltd.	126,000	39,700

Security	Shares	Value

Ezion Holdings Ltd.	366,000	$642,285
Ezra Holdings Ltd.	240,000	207,714
Pacific Radiance Ltd.	66,000	64,228
Swiber Holdings Ltd.	138,000	63,295

		1,141,180
FOOD & STAPLES RETAILING — 0.40%
Sheng Siong Group Ltd.	144,000	70,642

		70,642
FOOD PRODUCTS — 5.27%
Bumitama Agri Ltd.	126,000	120,608
First Resources Ltd.[a]	192,000	384,413
GMG Global Ltd.	1,062,000	75,394
Indofood Agri Resources Ltd.	150,000	119,651
QAF Ltd.	60,000	41,878
Super Group Ltd.	156,000	184,166

		926,110
HEALTH CARE EQUIPMENT & SUPPLIES — 1.58%
Biosensors International Group Ltd.[a]	366,000	277,350

		277,350
HEALTH CARE PROVIDERS & SERVICES — 1.96%
Raffles Medical Group Ltd.	90,000	263,471
Religare Health Trust	120,000	81,362

		344,833
HOTELS, RESTAURANTS & LEISURE — 2.50%
GuocoLeisure Ltd.[a]	168,000	154,780
OUE Ltd.[a]	102,000	197,711
Stamford Land Corp. Ltd.	168,000	86,435

		438,926
INDUSTRIAL CONGLOMERATES — 0.34%
Hong Leong Asia Ltd.	48,000	59,538

		59,538
MACHINERY — 2.08%
COSCO Corp. (Singapore) Ltd.[a]	354,000	206,134
Vard Holdings Ltd.[b]	186,000	158,753

		364,887
MARINE — 1.42%
Neptune Orient Lines Ltd.[b]	318,000	249,854

		249,854
MEDIA — 1.63%
Asian Pay Television Trust	474,000	287,353

		287,353

55

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI SINGAPORE SMALL-CAP ETF

May 31, 2014

Security	Shares	Value

METALS & MINING — 0.71%
Midas Holdings Ltd.	342,000	$124,126

		124,126
OIL, GAS & CONSUMABLE FUELS — 0.86%
KrisEnergy Ltd.[a,b]	90,000	52,766
Rex International Holding Ltd.[a,b]	174,000	98,544

		151,310
REAL ESTATE INVESTMENT TRUSTS (REITS) — 41.74%
AIMS AMP Capital Industrial REIT	174,950	202,351
Ascendas Hospitality Trust	270,000	161,528
Ascott Residence Trust	318,400	312,393
Cache Logistics Trust	246,000	237,435
Cambridge Industrial Trust	390,000	241,096
CapitaRetail China Trust	186,240	225,808
CDL Hospitality Trusts	222,000	307,239
Far East Hospitality Trust	306,000	217,238
First REIT	162,000	153,775
Frasers Centrepoint Trust	174,000	265,792
Frasers Commercial Trust	174,000	188,761
Keppel REIT Management Ltd.	534,000	555,873
Lippo Malls Indonesia Retail Trust	558,000	180,266
Mapletree Commercial Trust	432,000	463,479
Mapletree Greater China Commercial Trust	654,000	466,901
Mapletree Industrial Trust	378,000	434,188
Mapletree Logistics Trust	510,000	482,072
OUE Hospitality Trust[a]	275,000	194,133
Parkway Life REIT	126,000	238,200
Sabana Shari’ah Compliant Industrial REIT[a]	204,000	172,488
Soilbuild Business Space REIT	210,000	134,009
Starhill Global REIT	486,000	323,703
Suntec REIT	822,000	1,176,955

		7,335,683
REAL ESTATE MANAGEMENT & DEVELOPMENT — 6.49%
Ascendas India Trust	258,000	162,581
Ho Bee Land Ltd.	60,000	106,728
Hong Fok Corp. Ltd.	84,000	61,979
Perennial China Retail Trust[a]	198,000	86,866
SingHaiyi Group Ltd.[b]	300,800	44,389
Tuan Sing Holdings Ltd.	186,000	52,670
Wheelock Properties (Singapore) Ltd.	102,000	146,453
Wing Tai Holdings Ltd.	138,800	215,898
Yanlord Land Group Ltd.	204,000	190,388
Ying Li International Real Estate Ltd.[b]	300,000	72,987

		1,140,939
ROAD & RAIL — 1.74%
SMRT Corp. Ltd.	264,000	305,348

		305,348
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.36%
STATS ChipPAC Ltd.[b]	156,000	62,841

		62,841

Security	Shares	Value

SOFTWARE — 1.09%
Silverlake Axis Ltd.	234,000	$192,255

		192,255
SPECIALTY RETAIL — 0.99%
OSIM International Ltd.[a]	78,000	174,211

		174,211
TRADING COMPANIES & DISTRIBUTORS — 0.34%
Tat Hong Holdings Ltd.	90,000	59,586

		59,586
TRANSPORTATION INFRASTRUCTURE — 3.31%
SATS Ltd.	234,000	582,364

		582,364
WATER UTILITIES — 0.97%
Hyflux Ltd.[a]	180,000	170,143

		170,143
WIRELESS TELECOMMUNICATION SERVICES — 2.12%
M1 Ltd.[a]	132,000	372,736

		372,736

TOTAL COMMON STOCKS (Cost: $17,826,955)		17,467,463

SHORT-TERM INVESTMENTS — 11.18%

MONEY MARKET FUNDS — 11.18%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[c],d,e	1,851,947	1,851,947
BlackRock Cash Funds: Prime, SL Agency Shares
0.11%[c],d,e	107,773	107,773

56

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI SINGAPORE SMALL-CAP ETF

May 31, 2014

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c],d	4,527	$4,527

		1,964,247

TOTAL SHORT-TERM INVESTMENTS (Cost: $1,964,247)		1,964,247

TOTAL INVESTMENTS IN SECURITIES — 110.57% (Cost: $19,791,202)		19,431,710
Other Assets, Less Liabilities — (10.57)%		(1,857,342)

NET ASSETS — 100.00%		$17,574,368

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

57

Schedule of Investments (Unaudited)

iSHARES® MSCI UNITED KINGDOM SMALL-CAP ETF

May 31, 2014

Security	Shares	Value

COMMON STOCKS — 99.61%

AEROSPACE & DEFENSE — 1.64%
Chemring Group PLC	18,342	$69,069
QinetiQ Group PLC	62,444	218,908
Senior PLC	39,353	195,518
Ultra Electronics Holdings PLC	6,612	205,177

		688,672
AIR FREIGHT & LOGISTICS — 0.26%
DX Group PLC[a]	18,298	42,969
Stobart Group Ltd.	27,054	67,728

		110,697
AIRLINES — 0.21%
Dart Group PLC	9,087	42,068
Flybe Group PLC[a]	19,181	45,767

		87,835
BEVERAGES — 0.92%
Britvic PLC	23,367	292,588
Stock Spirits Group PLC[a]	18,422	94,168

		386,756
BIOTECHNOLOGY — 0.49%
Abcam PLC	16,028	103,573
Genus PLC	5,778	103,701

		207,274
CAPITAL MARKETS — 4.95%
Ashmore Group PLC	33,428	198,097
Brewin Dolphin Holdings PLC	26,034	139,214
Close Brothers Group PLC	14,095	313,733
Henderson Group PLC	100,025	418,604
Intermediate Capital Group PLC	38,037	266,754
Jupiter Fund Management PLC	34,114	229,629
Man Group PLC	163,655	275,330
SVG Capital PLC[a]	19,726	143,930
Tullett Prebon PLC	20,609	100,180

		2,085,471
CHEMICALS — 2.31%
Alent PLC	21,147	114,926
Carclo PLC	6,658	12,285
Elementis PLC	43,405	208,224
Essentra PLC	22,281	295,060
Synthomer PLC	25,762	113,258
Victrex PLC	7,625	230,856

		974,609

Security	Shares	Value

COMMERCIAL BANKS — 0.29%
Bank of Georgia Holdings PLC	2,896	$122,946

		122,946
COMMERCIAL SERVICES & SUPPLIES — 4.58%
Berendsen PLC	16,346	272,535
Cape PLC	11,460	58,388
De La Rue PLC	9,468	136,419
Homeserve PLC	28,096	159,195
Mears Group PLC	9,110	72,125
Mitie Group PLC	34,843	195,963
Regus PLC	62,600	202,024
Rentokil Initial PLC	171,938	340,312
RPS Group PLC	20,944	102,194
Serco Group PLC	51,549	321,307
Shanks Group PLC	37,646	67,566

		1,928,028
COMMUNICATIONS EQUIPMENT — 0.66%
Pace PLC	27,991	176,159
Spirent Communications PLC	57,916	101,517

		277,676
COMPUTERS & PERIPHERALS — 0.24%
Xaar PLC	7,119	103,171

		103,171
CONSTRUCTION & ENGINEERING — 2.94%
Balfour Beatty PLC	65,075	257,712
Carillion PLC	40,635	241,420
Costain Group PLC[b]	7,197	32,111
Galliford Try PLC	7,795	147,747
Interserve PLC	13,449	145,842
Keller Group PLC	6,604	105,677
Kentz Corp. Ltd.	9,349	114,005
Kier Group PLC	5,120	145,825
Morgan Sindall Group PLC	3,508	47,867

		1,238,206
CONSUMER FINANCE — 1.65%
International Personal Finance PLC	22,657	231,443
Provident Financial PLC	13,215	463,717

		695,160
CONTAINERS & PACKAGING — 1.53%
DS Smith PLC	88,220	469,823
RPC Group PLC	16,966	173,309

		643,132
DISTRIBUTORS — 1.13%
Inchcape PLC	41,072	428,509
John Menzies PLC	4,401	49,091

		477,600

58

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI UNITED KINGDOM SMALL-CAP ETF

May 31, 2014

Security	Shares	Value

DIVERSIFIED CONSUMER SERVICES — 0.29%
Dignity PLC	5,084	$120,240

		120,240
DIVERSIFIED FINANCIAL SERVICES — 1.07%
Arrow Global Group PLC[a]	14,373	57,197
IG Group Holdings PLC	34,634	349,432
Plus500 Ltd.	4,305	42,965

		449,594
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.60%
Avanti Communications Group PLC[a,b]	8,287	39,512
Cable & Wireless Communications PLC	239,206	212,653
COLT Group SAa	34,302	80,551
Kcom Group PLC	48,837	75,978
TalkTalk Telecom Group PLC	49,638	267,099

		675,793
ELECTRICAL EQUIPMENT — 0.11%
Dialight PLC	2,990	45,188

		45,188
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 3.87%
Domino Printing Sciences PLC	10,647	139,031
Electrocomponents PLC	41,575	199,514
Halma PLC	35,751	355,005
Laird PLC	25,345	127,665
Oxford Instruments PLC	5,143	112,922
Premier Farnell PLC	35,167	125,938
Renishaw PLC	3,089	87,979
Spectris PLC	11,209	431,681
TT electronics PLC	14,402	49,885

		1,629,620
ENERGY EQUIPMENT & SERVICES — 1.51%
Hunting PLC	12,367	170,099
John Wood Group PLC	35,228	465,036

		635,135
FOOD & STAPLES RETAILING — 1.11%
Booker Group PLC	139,909	334,179
Greggs PLC	9,715	85,062
Majestic Wine PLC[b]	6,211	48,340

		467,581
FOOD PRODUCTS — 1.00%
Dairy Crest Group PLC	13,033	102,090
Devro PLC	15,906	68,567
Greencore Group PLC	38,204	186,734
Premier Foods PLC[a]	65,640	64,960

		422,351

Security	Shares	Value

HEALTH CARE EQUIPMENT & SUPPLIES — 0.09%
Advanced Medical Solutions Group PLC	19,593	$38,123

		38,123
HEALTH CARE PROVIDERS & SERVICES — 0.75%
Al Noor Hospitals Group PLC	3,796	65,455
Synergy Health PLC	5,592	118,935
UDG Healthcare PLC	22,957	132,464

		316,854
HEALTH CARE TECHNOLOGY — 0.20%
Advanced Computer Software Group PLC	39,546	84,740

		84,740
HOTELS, RESTAURANTS & LEISURE — 5.32%
888 Holdings PLC	13,254	27,923
Betfair Group PLC	7,294	121,367
Bwin.Party Digital Entertainment PLC	68,604	137,512
Domino’s Pizza Group PLC	15,390	145,206
Enterprise Inns PLC[a]	46,971	106,993
Greene King PLC	20,678	296,551
JD Wetherspoon PLC	8,943	120,454
Ladbrokes PLC	86,979	222,635
Marston’s PLC	54,323	137,589
Millennium & Copthorne Hotels PLC	13,881	133,181
Mitchells & Butlers PLC[a]	19,500	137,637
Restaurant Group PLC (The)	19,006	190,641
Spirit Pub Co. PLC	62,760	84,743
Thomas Cook Group PLC[a]	137,806	379,084

		2,241,516
HOUSEHOLD DURABLES — 5.26%
Barratt Developments PLC	92,921	556,736
Bellway PLC	11,529	266,867
Berkeley Group Holdings PLC (The)	12,133	458,922
Bovis Homes Group PLC	12,683	161,362
Crest Nicholson Holdings PLC	20,946	118,190
Redrow PLC	21,054	94,750
Taylor Wimpey PLC	306,451	556,690

		2,213,517
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 1.03%
Drax Group PLC	38,032	401,258
Infinis Energy PLC[a]	9,414	32,481

		433,739
INDUSTRIAL CONGLOMERATES — 1.11%
DCC PLC	7,924	466,526

		466,526
INSURANCE — 6.42%
Amlin PLC	47,364	373,396
Beazley PLC	46,908	192,454
Catlin Group Ltd.	34,238	300,642

59

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI UNITED KINGDOM SMALL-CAP ETF

May 31, 2014

Security	Shares	Value

Chesnara PLC	11,122	$60,724
esure Group PLC	27,111	120,963
Hiscox Ltd.	29,896	341,244
Jardine Lloyd Thompson Group PLC	12,482	217,113
Just Retirement Group PLC[a]	16,217	41,537
Lancashire Holdings Ltd.	17,364	189,025
Partnership Assurance Group PLC	15,012	32,886
Phoenix Group Holdings	17,770	193,742
St James’s Place PLC	48,720	639,463

		2,703,189
INTERNET & CATALOG RETAIL — 1.74%
AO World PLC[a]	15,630	70,786
Home Retail Group PLC	76,859	242,885
N Brown Group PLC	14,763	116,137
Ocado Group PLC[a]	46,614	302,353

		732,161
INTERNET SOFTWARE & SERVICES — 0.94%
Blinkx PLC[a,b]	37,497	45,442
Moneysupermarket.com Group PLC	40,562	120,425
Telecity Group PLC	19,160	228,502

		394,369
IT SERVICES — 1.26%
Anite PLC	28,723	44,927
Computacenter PLC	7,907	81,168
Innovation Group PLC	115,398	65,328
Optimal Payments PLC[a]	15,261	99,128
Quindell PLC[b]	524,830	182,667
Xchanging PLC	23,500	59,422

		532,640
LIFE SCIENCES TOOLS & SERVICES — 0.08%
Clinigen Healthcare Ltd.[a]	4,577	34,778

		34,778
MACHINERY — 3.20%
Bodycote PLC	18,117	226,699
Fenner PLC	18,345	107,698
Morgan Advanced Materials PLC	27,019	153,727
Rotork PLC	8,206	358,286
Spirax-Sarco Engineering PLC	7,137	342,258
Vesuvius PLC	20,550	157,940

		1,346,608
MARINE — 0.14%
Clarkson PLC	1,355	60,684

		60,684
MEDIA — 4.50%
Chime Communications PLC	7,663	45,341
Cineworld Group PLC	18,772	108,159
Daily Mail & General Trust PLC Class A NVS	26,732	390,323
Entertainment One Ltd.[a]	18,671	93,045
Informa PLC	57,025	493,081

Security	Shares	Value

ITE Group PLC	23,430	$91,963
Rightmove PLC	9,002	346,081
Trinity Mirror PLC[a]	24,448	66,125
UBM PLC	23,250	262,654

		1,896,772
METALS & MINING — 2.38%
African Barrick Gold PLC	15,273	55,592
African Minerals Ltd.[a]	23,539	42,148
Centamin PLC[a]	103,384	105,521
Evraz PLC[a]	34,973	61,478
Ferrexpo PLC	13,864	31,836
Gem Diamonds Ltd.[a]	9,440	25,216
Highland Gold Mining Ltd.	15,502	16,511
Hochschild Mining PLC[a]	17,004	42,283
Kazakhmys PLC[a]	25,263	117,167
Lonmin PLC[a]	42,962	185,128
Pan African Resources PLC	139,508	35,101
Petra Diamonds Ltd.[a]	36,194	94,526
Petropavlovsk PLC	19,191	18,831
Vedanta Resources PLC	9,161	169,028

		1,000,366
MULTI-UTILITIES — 0.37%
Telecom plus PLC	6,057	155,240

		155,240
MULTILINE RETAIL — 0.39%
Debenhams PLC	110,239	140,809
Mothercare PLC[a]	7,081	21,676

		162,485
OIL, GAS & CONSUMABLE FUELS — 4.41%
Afren PLC[a]	98,583	252,337
Amerisur Resources PLC[a,b]	80,399	81,252
Anglo Pacific Group PLC	9,525	28,958
Asia Resource Minerals PLC[a]	8,886	29,549
Cairn Energy PLC[a]	55,266	182,991
EnQuest PLC[a]	68,367	161,348
Faroe Petroleum PLC[a]	15,085	34,349
Gulf Keystone Petroleum Ltd.[a,b]	83,467	134,403
Hargreaves Services PLC	2,850	37,216
Heritage Oil PLC[a]	16,936	90,279
IGAS Energy PLC[a]	11,284	24,984
Ophir Energy PLC[a]	50,005	215,561
Premier Oil PLC	50,041	295,456
Quadrise Fuels International PLC[a]	33,481	19,375
Rockhopper Exploration PLC[a]	26,163	42,787
Salamander Energy PLC[a]	24,492	60,904
SOCO International PLC[a]	18,833	132,676
Xcite Energy Ltd.[a,b]	25,625	31,377

		1,855,802
PAPER & FOREST PRODUCTS — 1.48%
Mondi PLC	34,667	622,773

		622,773

60

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI UNITED KINGDOM SMALL-CAP ETF

May 31, 2014

Security	Shares	Value

PHARMACEUTICALS — 1.94%
BTG PLC[a]	34,186	$342,045
Hikma Pharmaceuticals PLC	13,940	398,668
Vectura Group PLC[a]	35,679	77,351

		818,064
PROFESSIONAL SERVICES — 1.80%
Hays PLC	133,014	337,344
Michael Page International PLC	27,327	210,254
W.S. Atkins PLC	9,473	208,630

		756,228
REAL ESTATE INVESTMENT TRUSTS (REITS) — 4.21%
Big Yellow Group PLC	12,322	103,259
Derwent London PLC	9,058	415,845
Great Portland Estates PLC	32,624	356,240
Hansteen Holdings PLC	65,529	118,708
LondonMetric Property PLC	55,583	135,187
NewRiver Retail Ltd.	8,979	47,442
Primary Health Properties PLC	9,645	56,906
Redefine International PLC	83,747	83,160
Safestore Holdings PLC	17,095	59,284
Shaftesbury PLC	26,411	297,035
Workspace Group PLC	10,379	99,755

		1,772,821
REAL ESTATE MANAGEMENT & DEVELOPMENT — 2.77%
Capital & Counties Properties PLC	71,163	403,336
Foxtons Group PLC	20,969	116,034
Grainger PLC	39,457	143,618
Helical Bar PLC	9,545	64,041
Quintain Estates and Development PLC[a]	45,442	72,411
Savills PLC	11,852	126,238
St. Modwen Properties PLC	17,829	110,321
UNITE Group PLC (The)	18,466	130,648

		1,166,647
ROAD & RAIL — 2.32%
FirstGroup PLC[a]	113,830	267,497
Go-Ahead Group PLC (The)	3,810	140,595
National Express Group PLC	41,232	191,713
Northgate PLC	12,640	110,673
Stagecoach Group PLC	40,891	267,290

		977,768
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.67%
CSR PLC	15,616	155,328
Imagination Technologies Group PLC[a,b]	20,182	79,587
IQE PLC[a,b]	57,647	21,273
Nanoco Group PLC[a,b]	15,960	25,900

		282,088
SOFTWARE — 2.49%
AVEVA Group PLC	6,038	226,763
Fidessa Group PLC	3,594	139,557

Security	Shares	Value

Globo PLC[a]	29,523	$25,874
Micro Focus International PLC	13,143	184,630
Monitise PLC[a,b]	156,686	177,402
Playtech Ltd.	17,828	204,243
SDL PLC[a]	7,528	40,786
Tungsten Corp. PLC[a]	7,854	36,228
WANdisco PLC[a]	1,518	12,617

		1,048,100
SPECIALTY RETAIL — 2.94%
Dixons Retail PLC[a]	345,779	281,297
Dunelm Group PLC	8,642	132,635
Halfords Group PLC	18,815	153,663
Howden Joinery Group PLC	60,783	325,540
Lookers PLC	30,249	72,048
SuperGroup PLC[a]	3,780	73,929
WH Smith PLC	11,501	199,664

		1,238,776
TEXTILES, APPAREL & LUXURY GOODS — 0.08%
Mulberry Group PLC	2,660	32,303

		32,303
THRIFTS & MORTGAGE FINANCE — 0.43%
Paragon Group of Companies PLC	28,946	182,412

		182,412
TRADING COMPANIES & DISTRIBUTORS — 2.95%
Ashtead Group PLC	47,520	701,827
Diploma PLC	10,227	112,189
Grafton Group PLC Units	20,874	199,924
SIG PLC	55,268	182,627
Speedy Hire PLC	48,741	45,170

		1,241,737
TRANSPORTATION INFRASTRUCTURE — 0.54%
BBA Aviation PLC	43,174	226,813

		226,813
WATER UTILITIES — 1.04%
Pennon Group PLC	33,321	438,186

		438,186

TOTAL COMMON STOCKS (Cost: $39,418,814)		41,947,560

SHORT-TERM INVESTMENTS — 1.84%

MONEY MARKET FUNDS — 1.84%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[c],d,e	732,230	732,230
BlackRock Cash Funds: Prime, SL Agency Shares
0.11%[c],d,e	42,612	42,612

61

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI UNITED KINGDOM SMALL-CAP ETF

May 31, 2014

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c],d	2,049	$2,049

		776,891

TOTAL SHORT-TERM INVESTMENTS (Cost: $776,891)		776,891

TOTAL INVESTMENTS IN SECURITIES — 101.45% (Cost: $40,195,705)		42,724,451
Other Assets, Less Liabilities — (1.45)%		(610,832)

NET ASSETS — 100.00%		$42,113,619

NVS	— Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

62

Notes to Schedules of Investments  (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These schedules of investments relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	iShares ETF
Currency Hedged MSCI Germany	MSCI Hong Kong Small-Cap
Currency Hedged MSCI Japan	MSCI India
MSCI All Peru Capped	MSCI India Small-Cap
MSCI Australia Small-Cap	MSCI Indonesia
MSCI Brazil Small-Cap	MSCI Ireland Capped
MSCI Canada Small-Cap	MSCI New Zealand Capped
MSCI China	MSCI Norway Capped
MSCI China Small-Cap	MSCI Philippines
MSCI Denmark Capped	MSCI Poland Capped
MSCI Emerging Markets Latin America	MSCI Singapore Small-Cap
MSCI Finland Capped	MSCI United Kingdom Small-Cap
MSCI Germany Small-Cap

Each of the iShares MSCI India and iShares MSCI India Small-Cap ETFs carries out its investment strategies associated with investment in Indian securities by investing in a wholly-owned subsidiary in the Republic of Mauritius (each, a “Subsidiary”), which in turn invests in Indian securities included in each Fund’s underlying index. The accompanying schedules of investments are consolidated and include the securities held by each Fund’s Subsidiary.

1.	SIGNIFICANT ACCOUNTING POLICIES

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting date end on a day that the Fund’s listing exchange is not open. Accounting principles generally accepted in the United States of America (“U.S. GAAP”) define fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

63

Notes to Schedules of Investments (Unaudited) (Continued)

iSHARES® TRUST

•

Equity investments traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•

Exchange-traded funds and closed-end funds traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the fund is primarily traded. Funds traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Open-end U.S. mutual funds are valued at that day’s published net asset value (NAV).

•	Financial futures contracts are valued at that day’s last reported settlement price on the exchange where the contract is traded.

•	Forward currency contracts are valued based on that day’s prevailing forward exchange rate for the underlying currencies.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors deemed relevant by the Global Valuation Committee, in accordance with policies approved by the Board. These factors include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and is not necessarily an indication of the risk associated with investing in the instrument. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

64

Notes to Schedules of Investments (Unaudited) (Continued)

iSHARES® TRUST

•	Level 3 — Unobservable inputs for the asset or liability, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period.

The following table summarizes the value of each of the Funds’ investments according to the fair value hierarchy as of May 31, 2014. The breakdown of each Fund’s investments into major categories is disclosed in its respective schedule of investments.

iShares ETF and Investment Type	Investments
	Level 1	Level 2	Level 3	Total

Currency Hedged MSCI Germany
Assets:
Investment Companies	$50,632,488	$—	$—	$50,632,488
Money Market Funds	27,762	—	—	27,762
Forward Currency Contracts[a]	—	93,517	—	93,517
Liabilities:
Forward Currency Contracts[a]	—	(48,463)	—	(48,463)

	$50,660,250	$45,054	$—	$50,705,304

Currency Hedged MSCI Japan
Assets:
Investment Companies	$8,379,983	$—	$—	$8,379,983
Money Market Funds	4,087	—	—	4,087
Forward Currency Contracts[a]	—	22,614	—	22,614
Liabilities:
Forward Currency Contracts[a]	—	(78,160)	—	(78,160)

	$8,384,070	$(55,546)	$—	$8,328,524

MSCI All Peru Capped
Assets:
Common Stocks	$217,547,032	$—	$—	$217,547,032
Money Market Funds	1,690,632	—	—	1,690,632

	$219,237,664	$—	$—	$219,237,664

MSCI Australia Small-Cap
Assets:
Common Stocks	$2,115,318	$14,357	$0[b]	$2,129,675
Preferred Stocks	5,602	—	0[b]	5,602
Money Market Funds	77,960	—	—	77,960

	$2,198,880	$14,357	$0[b]	$2,213,237

MSCI Brazil Small-Cap
Assets:
Common Stocks	$29,218,424	$—	$—	$29,218,424
Preferred Stocks	4,134,037	—	—	4,134,037
Rights	2,828	0[b]	—	2,828
Money Market Funds	9,308	—	—	9,308

	$33,364,597	$0[b]	$—	$33,364,597

MSCI Canada Small-Cap
Assets:
Common Stocks	$2,489,232	$1	$—	$2,489,233
Money Market Funds	73,228	—	—	73,228

	$2,562,460	$1	$—	$2,562,461

65

Notes to Schedules of Investments (Unaudited) (Continued)

iSHARES® TRUST

iShares ETF and Investment Type	Investments
	Level 1	Level 2	Level 3	Total

MSCI China
Assets:
Common Stocks	$909,674,322	$—	$—	$909,674,322
Rights	—	52,766	0[b]	52,766
Money Market Funds	93,293,156	—	—	93,293,156
Future Contracts[c]	67,516	—	—	67,516

	$1,003,034,994	$52,766	$0[b]	$1,003,087,760

MSCI China Small-Cap
Assets:
Common Stocks	$30,683,536	$903,006	$146,692	$31,733,234
Money Market Funds	7,054,483	—	—	7,054,483

	$37,738,019	$903,006	$146,692	$38,787,717

MSCI Denmark Capped
Assets:
Common Stocks	$54,696,578	$—	$—	$54,696,578
Money Market Funds	4,543,253	—	—	4,543,253

	$59,239,831	$—	$—	$59,239,831

MSCI Emerging Markets Latin America
Assets:
Common Stocks	$9,806,654	$—	$—	$9,806,654
Preferred Stocks	3,344,597	—	—	3,344,597
Rights	4	—	—	4
Money Market Funds	109,661	—	—	109,661

	$13,260,916	$—	$—	$13,260,916

MSCI Finland Capped
Assets:
Common Stocks	$40,245,988	$—	$—	$40,245,988
Money Market Funds	1,417,575	—	—	1,417,575

	$41,663,563	$—	$—	$41,663,563

MSCI Germany Small-Cap
Assets:
Common Stocks	$39,673,731	$—	$—	$39,673,731
Preferred Stocks	1,625,981	—	—	1,625,981
Money Market Funds	1,578,375	—	—	1,578,375

	$42,878,087	$—	$—	$42,878,087

MSCI Hong Kong Small-Cap
Assets:
Common Stocks	$7,395,031	$—	$—	$7,395,031
Money Market Funds	767,315	—	—	767,315

	$8,162,346	$—	$—	$8,162,346

MSCI India
Assets:
Common Stocks	$938,994,783	$—	$—	$938,994,783

	$938,994,783	$—	$—	$938,994,783

MSCI India Small-Cap
Assets:
Common Stocks	$7,292,623	$—	$—	$7,292,623

	$7,292,623	$—	$—	$7,292,623

66

Notes to Schedules of Investments (Unaudited) (Continued)

iSHARES® TRUST

iShares ETF and Investment Type	Investments
	Level 1	Level 2	Level 3	Total

MSCI Indonesia
Assets:
Common Stocks	$486,767,959	$—	$0[b]	$486,767,959
Money Market Funds	529,759	—	—	529,759

	$487,297,718	$—	$0[b]	$487,297,718

MSCI Ireland Capped
Assets:
Common Stocks	$170,020,106	$—	$—	$170,020,106
Money Market Funds	3,465	—	—	3,465

	$170,023,571	$—	$—	$170,023,571

MSCI New Zealand Capped
Assets:
Common Stocks	$176,983,984	$—	$—	$176,983,984
Money Market Funds	1,696,943	—	—	1,696,943

	$178,680,927	$—	$—	$178,680,927

MSCI Norway Capped
Assets:
Common Stocks	$16,837,606	$—	$—	$16,837,606
Money Market Funds	1,179,658	—	—	1,179,658

	$18,017,264	$—	$—	$18,017,264

MSCI Philippines
Assets:
Common Stocks	$348,344,400	$—	$—	$348,344,400
Money Market Funds	62,470	—	—	62,470

	$348,406,870	$—	$—	$348,406,870

MSCI Poland Capped
Assets:
Common Stocks	$389,932,680	$—	$—	$389,932,680
Money Market Funds	3,097,987	—	—	3,097,987

	$393,030,667	$—	$—	$393,030,667

MSCI Singapore Small-Cap
Assets:
Common Stocks	$17,467,463	$—	$—	$17,467,463
Money Market Funds	1,964,247	—	—	1,964,247

	$19,431,710	$—	$—	$19,431,710

MSCI United Kingdom Small-Cap
Assets:
Common Stocks	$41,947,560	$—	$—	$41,947,560
Money Market Funds	776,891	—	—	776,891

	$42,724,451	$—	$—	$42,724,451

[a]	Forward currency contracts are valued at the unrealized appreciation (depreciation) on the contracts.
[b]	Rounds to less than $1.
[c]	Futures contracts are shown at the unrealized appreciation (depreciation) on the contracts.

The iShares MSCI China Small-Cap ETF had transfers from Level 2 to Level 1 during the period ended May 31, 2014 in the amount of $361,236. Of the balance that transferred, $252,909 was resulting from the resumption of trading after a temporary suspension. The remaining balance of $108,327 was resulting from the resumption of trading after a litigation settlement.

The iShares MSCI China Small-Cap ETF had transfers from Level 1 to Level 2 during the period ended May 31, 2014 in the amount of $986,593. Of the balance that transferred, $739,882 was resulting from a temporary suspension of trading due to a pending corporate action. The remaining balance of $246,711 was resulting from delays in the issuance of the 2013 annual report.

67

Notes to Schedules of Investments (Unaudited) (Continued)

iSHARES® TRUST

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

68

Notes to Schedules of Investments (Unaudited) (Continued)

iSHARES® TRUST

FEDERAL INCOME TAXES

As of May 31, 2014, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Currency Hedged MSCI Germany	$50,496,054	$164,196	$—	$164,196
Currency Hedged MSCI Japan	8,306,660	77,410	—	77,410
MSCI All Peru Capped	344,785,218	4,721,607	(130,269,161)	(125,547,554)
MSCI Australia Small-Cap	2,141,109	297,121	(224,993)	72,128
MSCI Brazil Small-Cap	40,983,520	2,639,192	(10,258,115)	(7,618,923)
MSCI Canada Small-Cap	2,548,886	463,163	(449,588)	13,575
MSCI China	1,056,578,728	54,275,862	(107,834,346)	(53,558,484)
MSCI China Small-Cap	40,203,196	4,222,919	(5,638,398)	(1,415,479)
MSCI Denmark Capped	53,938,972	5,429,556	(128,697)	5,300,859
MSCI Emerging Markets Latin America	15,126,652	669,396	(2,535,132)	(1,865,736)
MSCI Finland Capped	38,469,055	3,465,186	(270,678)	3,194,508
MSCI Germany Small-Cap	37,448,197	5,755,676	(325,786)	5,429,890
MSCI Hong Kong Small-Cap	8,105,957	587,733	(531,344)	56,389
MSCI India	801,576,008	137,595,530	(176,755)	137,418,775
MSCI India Small-Cap	5,708,641	1,689,631	(105,649)	1,583,982
MSCI Indonesia	565,565,915	10,153,033	(88,421,230)	(78,268,197)
MSCI Ireland Capped	145,859,856	25,266,707	(1,102,992)	24,163,715
MSCI New Zealand Capped	156,585,646	27,993,358	(5,898,077)	22,095,281
MSCI Norway Capped	16,820,988	1,662,651	(466,375)	1,196,276
MSCI Philippines	355,635,249	14,706,466	(21,934,845)	(7,228,379)
MSCI Poland Capped	418,329,009	8,383,436	(33,681,778)	(25,298,342)
MSCI Singapore Small-Cap	20,128,967	758,030	(1,455,287)	(697,257)
MSCI United Kingdom Small-Cap	40,215,053	3,305,551	(796,153)	2,509,398

69

Notes to Schedules of Investments (Unaudited) (Continued)

iSHARES® TRUST

LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Funds and any additional required collateral is delivered to the Funds on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

Any cash received as collateral for securities on loan may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates. As of May 31, 2014, any securities on loan were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA and is disclosed in the schedules of investments.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of securities lent. Each Fund could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

2.	TRANSACTIONS WITH AFFILIATES

Each Fund may invest its positive cash balances in certain money market funds managed by BFA, the Funds’ investment adviser, or an affiliate. BFA is a California corporation indirectly owned by BlackRock.

Certain Funds, in order to improve their portfolio liquidity and their ability to track their respective underlying index, may invest in shares of other iShares funds that invest in securities in each Fund’s respective underlying index.

Investments in issuers considered to be affiliates of the Funds (excluding money market funds) during the nine months ended May 31, 2014, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

iShares ETF and Name of Affiliated Issuer	Shares Held at Beginning of Period	Shares Purchased	Shares Sold	Shares Held at End of Period	Value at End of Period	Dividend Income	Net Realized Gain (Loss)
Currency Hedged MSCI Germany
iShares MSCI Germany ETF	—	1,576,891	(1,518)	1,575,373	$50,632,488	$—	$2,695

Currency Hedged MSCI Japan
iShares MSCI Japan ETF	—	732,549	(8,889)	723,660	$8,379,983	$—	$(1,766)

70

Notes to Schedules of Investments (Unaudited) (Continued)

iSHARES® TRUST

3.	FINANCIAL FUTURES CONTRACTS

Each Fund may purchase or sell financial futures contracts in an effort to help such Fund track its underlying index. A futures contract is a standardized, exchange-traded agreement to buy and sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Fund is required to pledge to the executing broker which holds segregated from its own assets, an amount of cash, U.S. government securities or other high-quality debt and equity securities equal to the minimum initial margin requirements of the exchange on which the contract is traded. Losses may arise if the value of a futures contract decreases due to an unfavorable change in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk of an imperfect correlation in the movements in the price of futures contracts and the assets underlying such contracts.

4.	FORWARD CURRENCY CONTRACTS

Each Fund may enter into forward currency contracts for the purpose of hedging against the effects of foreign currencies on the value of such Fund’s assets that are denominated in a non-U.S. currency. A forward currency contract is an obligation to purchase or sell a currency against another currency at a specified future date at an agreed upon price and quantity. Forward currency contracts are traded over-the-counter and not on an organized exchange. The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation or depreciation. When the contract is closed, a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed is recorded. Losses may arise if there are unfavorable movements in the value of a foreign currency relative to the U.S. dollar or if the counterparties do not meet the terms of the agreement. The Fund’s use of forward currency contracts also involves the risks of imperfect correlation between the value of its currency positions and its other investments or the Fund failing to close out its position due to an illiquid market.

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Item 2.	Controls and Procedures.

(a)	The President (the Registrant’s Principal Executive Officer) and Chief Financial Officer (the Registrant’s Principal Financial Officer) have concluded that, based on their evaluation as of a date within 90 days of the filing date of this report, the disclosure controls and procedures of the Registrant (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are reasonably designed to achieve the purposes described in Section 4(a) of the certifications filed with this Form N-Q.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a)	Certifications of the President (the Registrant’s Principal Executive Officer) and Chief Financial Officer (the Registrant’s Principal Financial Officer) as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed with this Form N-Q as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares Trust

By:	/s/ Manish Mehta
Manish Mehta, President (Principal Executive Officer)

Date: July 24, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Manish Mehta
Manish Mehta, President (Principal Executive Officer)

Date: July 24, 2014

By:	/s/ Jack Gee
Jack Gee, Treasurer and Chief Financial Officer (Principal Financial Officer)

Date: July 24, 2014